N-2	Feb. 28, 2026 USD ($) shares
Cover [Abstract]
Entity Central Index Key	0001754927
Amendment Flag	false
Entity Inv Company Type	N-2
Securities Act File Number	333-227724
Investment Company Act File Number	811-23385
Document Type	N-2
Document Registration Statement	true
Pre-Effective Amendment	false
Post-Effective Amendment	true
Post-Effective Amendment Number	9
Investment Company Act Registration	true
Investment Company Registration Amendment	true
Investment Company Registration Amendment Number	11
Entity Registrant Name	AXONIC ALTERNATIVE INCOME FUND
Entity Address, Address Line One	520 Madison Avenue
Entity Address, Address Line Two	42nd Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022
City Area Code	212
Local Phone Number	259-0430
Dividend or Interest Reinvestment Plan Only	false
Delayed or Continuous Offering	true
Primary Shelf [Flag]	false
Effective Upon Filing, 462(e)	false
Additional Securities Effective, 413(b)	false
Effective when Declared, Section 8(c)	false
Effective upon Filing, 486(b)	true
Effective on Set Date, 486(b)	false
Effective after 60 Days, 486(a)	false
Effective on Set Date, 486(a)	false
New Effective Date for Previous Filing	false
Additional Securities. 462(b)	false
No Substantive Changes, 462(c)	false
Exhibits Only, 462(d)	false
Registered Closed-End Fund [Flag]	true
Business Development Company [Flag]	false
Interval Fund [Flag]	true
Primary Shelf Qualified [Flag]	false
Entity Well-known Seasoned Issuer	No
Entity Emerging Growth Company	false
New CEF or BDC Registrant [Flag]	false
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]

SHAREHOLDER TRANSACTION EXPENSES	Institutional Shares	Class A Shares
Maximum Initial Sales Charge (Load)(1) Imposed on Purchases (as a percentage of offering price)	None	2.50%
Maximum Contingent Deferred Sales Charge (Load)(as a percentage of offering price or repurchase proceeds, whichever is lower)	None	1.50%(2)
(1)

Institutional Shares are not subject to front-end sales charges. The table assumes the maximum sales load is charged. While neither the Fund nor the Fund’s distributor impose an initial sales charge on Institutional Shares, if you buy Institutional Shares through certain financial firms, they may directly charge you transaction or other fees in such amount as they may determine. Please consult your financial firm for additional information.

(2)

A contingent deferred sales charge (“CDSC”) of 1.50% may be assessed on Class A Shares purchased without a sales charge if they are repurchased before the first day of the month of the eighteen-month anniversary in which the purchase falls.

Other Transaction Expenses [Abstract]
Annual Expenses [Table Text Block]

ANNUAL FUND EXPENSES (as a percentage of average net assets attributable to Shares (i.e., common shares))
Management Fee	1.25%	1.25%
Distribution and Servicing Fee	None	0.75%(3)
Acquired Fund Fees and Expenses	0.02%	0.02%
Other Expenses(4)	1.89%	2.16%
Expense Recoupment(5)	0.00%	0.00%
Total Annual Fund Operating Expenses	3.16%	4.18%
(3)

Class A Shares are subject to an ongoing distribution and shareholder servicing fee (the “Distribution and Servicing Fee”) that will accrue at an annual rate equal to 0.75%. 0.25% of the fee is a shareholder service fee and the remaining portion is a distribution fee. See “Plan of Distribution.”

(4)	Other expenses are estimated for the current fiscal year based on actual expenses from the fiscal year ended October 31, 2025.
(5)

The Adviser has contractually agreed to waive its fees and/or reimburse certain expenses (inclusive of organizational and offering costs, but exclusive of any taxes, interest on borrowings, dividends on securities sold short, brokerage commissions, 12b-1 fees, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization and extraordinary expenses) to limit the Fund’s Total Annual Fund Operating Expenses after Fee Waiver/Expense Reimbursement to 2.00% of the Fund’s average daily net assets (the “Expense Limit”) through February 28, 2027. The Expense Limit excludes certain expenses and, consequently, the Fund’s Total Annual Fund Operating Expenses after Fee Waiver/Expense Reimbursement may be higher than the Expense Limit. The contractual waiver and expense reimbursement may be changed or eliminated at any time by the Board of Trustees, on behalf of the Fund, upon 60 days’ written notice to the Adviser. The contractual fee waiver and expense reimbursement may not be terminated by the Adviser without the consent of the Board of Trustees. The Adviser may recoup from the Fund any waived amount or reimbursed expenses pursuant to this agreement if such recoupment does not cause the Fund to exceed the current Expense Limit or the Expense Limit in place at the time of the waiver or reimbursement (whichever is lower) and the recoupment is made within three years after the end of the month in which the Adviser incurred the expense.

Other Annual Expenses [Abstract]
Expense Example [Table Text Block]

Example:

An investor would pay the following expenses on a $1,000 investment, assuming a 5.0% annual return:

Period Invested	1 Year	3 Years	5 Years	10 Years
Institutional Shares	$32	$97	$165	$346
Class A Shares	$42	$127	$213	$435

You would pay the following expenses if you did not redeem your shares:

Period Invested	1 Year	3 Years	5 Years	10 Years
Institutional Shares	$32	$97	$165	$346
Class A Shares	$42	$127	$213	$435

Purpose of Fee Table , Note [Text Block]

The purpose of the example shown above is to assist investors in understanding the various costs and expenses that an investor in the Fund will bear directly and indirectly and demonstrates the projected dollar amount of total expenses that would be incurred over various periods with respect to a hypothetical investment in the Fund. In calculating the expense amounts, the Fund has assumed its direct and indirect annual operating expenses would remain at the percentage levels set forth in the table above.

Other Expenses, Note [Text Block]	Other expenses are estimated for the current fiscal year based on actual expenses from the fiscal year ended October 31, 2025.
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

INVESTMENT OBJECTIVE AND STRATEGIES

Investment Objective

The Fund seeks total return.

Investment Opportunities and Strategies

In pursuing its investment objective, the Fund invests primarily in income-producing instruments. Such instruments may consist of: (i) whole loans and participations in whole loans, including commercial mortgage mezzanine loans and participations (“Mezzanine Loans”) and whole residential and commercial mortgage loans and participations; (ii) mortgage-backed securities (“MBS”), including residential mortgage-backed securities (“RMBS”) and commercial mortgage-backed securities (“CMBS”); (iii) other asset-backed securities (“ABS”) and structured credit instruments, including those backed by instruments representing the ownership and cashflows from or financing of various assets (such as assets in the aviation industry and automobiles), collateralized debt obligations (“CDOs”), collateralized loan obligations (“CLOs”) and collateralized mortgage obligations (“CMOs”) and various commercial and consumer loans (and participations thereon) or receivables held in trust; and (iv) other income-producing investments, including corporate and bank-issued bonds, loans and participations, and instruments representing the ownership and cashflows from or financing of various assets (including assets in the aviation industry, automobiles and intellectual property royalties).

The Fund may invest a significant portion of its assets directly, or indirectly, including through one or more subsidiaries, including wholly owned subsidiaries (each, a “Wholly Owned Subsidiary”) and non-wholly owned special purpose or joint venture vehicles (each, a “JV Subsidiary” and, together with the Wholly Owned Subsidiaries, the “Subsidiaries”), in whole loans. Loans invested in by the Fund may be directly or indirectly originated by the Fund or purchased on a leveraged basis from one or more other originators and may be purchased through the use of reverse repurchase agreements or otherwise. There is no limitation on the amount of the Fund’s investments that may be acquired from a single originator or counterparty. The Fund has entered into an arrangement pursuant to which the Fund may acquire loans originated by a counterparty with such purchase directly or indirectly financed by the counterparty, and the Fund may enter into other similar agreements in the future. Such arrangements create leverage in the Fund’s portfolio and subject the Fund to the risks associated with leverage and the risk that the counterparty will default on its obligations thereunder or that the Fund will not be able to meet its obligations to the counterparty. The Fund may take an active role in the structuring and formation of certain CLO, REIT, CMBS and ABS investments, and in such cases the Fund may be deemed to act as a “securitization sponsor.” As a sponsor, the Fund may be required to retain a portion of the credit risk in compliance with risk retention regulations, including those under U.S. and foreign regulatory frameworks. In addition, from time to time the Fund may participate in securitizations as an unaffiliated “third-party purchaser” under applicable U.S. credit risk retention rules for CMBS transactions in which an eligible horizontal residual interest is acquired by a qualified third-party purchaser. By engaging in these activities, the Fund seeks to enhance investment opportunities and optimize transaction structures, while managing the attendant risks through its investment and risk management processes.

Instruments acquired by the Fund may be fixed, floating or inverse floating; interest-only or principal-only (i.e., stripped securities); of any maturity or no maturity; senior or subordinate (including equity tranches of structured credit instruments); and/or secured or unsecured. There is no limit on the amount of Fund assets that may be invested in the junior debt, residual or equity tranches of any of the structured finance vehicles (including CLOs and CMBS) in which the Fund may invest. The Fund may take significant stakes in CLO and CMBS equity and junior debt tranches. When the Fund makes a significant primary market investment in a particular CLO or CMBS equity tranche, it generally expects to be able to influence certain of the transaction’s key terms and conditions. The Adviser believes that the protective rights associated with holding a majority position in a CLO or CMBS equity tranche (which may include, without limitation, the ability to call the transaction after the non-call period, to refinance/reprice certain debt tranches after a period of time and to influence potential amendments to the governing documents of the transaction) may reduce the Fund’s risk associated with these investments and/or enhance the investment’s potential return.

When the Fund holds a significant stake in junior subordinated or equity tranche securities specifically, the Fund seeks to enhance returns through higher-yielding positions while benefiting from the structural leverage provided by senior tranches. With this strategy, the Fund has indirect exposure to a larger pool of assets without incurring direct leverage, as the senior tranches are financed by third-party investors in the securitization. Holding subordinate securities introduces elevated risk, as these positions absorb losses before senior noteholders, increasing sensitivity to market volatility, credit deterioration, and structural performance of the securitization vehicle.

The Fund’s investments may be of any credit quality, including, without limitation, investments that are distressed (i.e., where a borrower is demonstrating adverse financial conditions and/or negative repayment trends but has not yet defaulted) or in default, unrated or rated below investment grade (commonly referred to as “high yield” or “junk” instruments). The Fund’s investments may be issued by U.S. and non-U.S. issuers. There is no limit on the percentage of the Fund’s assets that may be invested in the securities or loans of non-U.S. issuers or obligors, including, without limitation, securities of emerging markets issuers and obligors. Fund investments may include private placement debt securities. The Fund may be the sole buyer of securities designed by the issuer for purchase by the Fund. There is no limit as to the percentage of the Fund’s portfolio that may be invested in any of the foregoing types of securities, and the securities purchased by the Fund may be illiquid investments for which there is currently no secondary market.

The Fund also may invest in REIT stocks and other equity securities and indices.

In addition, for speculative or hedging purposes, the Fund may use various cleared and uncleared over-the-counter and exchange-traded derivatives, including swaps (such as total return swaps), options, swaptions, structured notes, futures and forward agreements on financial instruments, equity securities and indices, debt instruments and indices, government securities, treasuries, currencies and commodities.

The Fund’s portfolio will be deemed to be non-diversified under the 1940 Act, meaning it may invest a greater percentage of its assets in a single or limited number of issuers than a diversified fund. Under normal circumstances, the Fund will concentrate its investments (i.e., invest 25% or more of its total assets (measured at the time of purchase)) in mortgage-related assets issued by government agencies or other governmental entities or by private originators or issuers.

To the extent permitted by the 1940 Act, the Fund’s positions may be leveraged, and may be financed by various sources of funding, including bank lines, margin trading, short positions, derivatives (including total return swaps and forward transactions), reverse repurchase arrangements and participations.

The Fund may invest in private funds (i.e. hedge funds and private equity funds) that rely on the exclusion from the definition of “investment company” in Section 3(c)(1) or 3(c)(7) of the 1940 Act. The Fund will limit any investments in such entities to no more than 15% of the Fund’s total net assets. Notwithstanding this limitation, the Fund may invest, without limitation, in structured finance vehicles, CDOs, CLOs or entities other than hedge funds and private equity funds not traditionally considered pooled investment vehicles, certain of which may, in some cases, rely on Section 3(c)(1) or 3(c)(7).

The Adviser’s investment approach primarily focuses on generation of income and other gains while seeking to minimize the adverse effects of rising interest rates by utilizing both top-down and bottom-up analysis during the fundamental research phase and focusing on key sources of risk during the portfolio construction and ongoing portfolio management phases. The Adviser’s investment approach relies on three primary components: (i) the Adviser’s ability to identify and purchase appropriate securities; (ii) an analytical approach to risk management and portfolio construction; and (iii) the Adviser’s ability to construct a blended portfolio of risk-based assets and hedges with a return profile over time that demonstrates increased total return while mitigating discrete risks.

The Adviser carries out the Fund’s investment process and risk control procedures by applying various valuation tools, including the Adviser’s own risk and valuation pricing engine. In particular, the Adviser believes that attractive risk-adjusted returns can be produced by systematically discovering misvalued credit risk, structural nuances and other opportunities in income-producing investments. The Adviser will attempt to take advantage of the inefficiencies that result from, among other things: (i) inconsistency of performance across deals, issuers, and sectors; (ii) heterogeneity of securities from both a collateral and structural perspective; and (iii) structural complexity.

The Adviser will attempt to identify and capture these opportunities and apply appropriate hedging mechanisms as necessary. Given the nature of many of the assets contemplated by the Adviser, which, at times, may include illiquid and/or distressed assets, the investment performance of the Fund may be considerably more volatile than that of more conventional markets. The Fund will attempt to consistently achieve attractive risk-adjusted returns through a complex bottom-up evaluation process of individual securities as well as the top-down nature of optimal portfolio construction and hedging.

The Fund may invest in all money market instruments, U.S. Government obligations, commercial paper, repurchase agreements, and other cash or cash equivalent positions (collectively, “Cash Positions”). The Fund may invest in Cash Positions at any time to maintain liquidity, pending selection of investments by the Adviser, or if the Adviser believes that sufficient investment opportunities that meet the Fund’s investment criteria are not available.

Portfolio Composition

Commercial Mortgage-Backed Securities. CMBS are fixed income instruments that may be secured by interests in a single mortgage loan or a pool of mortgage loans that are secured by multifamily or commercial properties, such as industrial and warehouse properties, office buildings, retail space and shopping malls, cooperative apartments, hotels and motels, nursing homes, hospitals, trailer parks and senior living centers.

Certain CMBS may include SASB transactions, which are backed by a mortgage loan secured by a single property or a small pool of related properties. SASB CMBS are typically structured with customized terms tailored to the specific asset or borrower and may be more sensitive to the financial performance of the underlying property or borrower compared to diversified CMBS pools.

Whole Loans. Whole loans involve the direct acquisition by the Fund of unsecuritized mortgage loans, including non-qualified mortgages, purchased from originators or warehouse providers. Unlike its investments in the mortgage-related securities described above, the Fund will have beneficial and record ownership of the whole loans purchased by it. The Fund may invest in loans bearing either fixed or adjustable interest rates. Loans may be non-performing and the Fund may engage one or more third parties to restructure a loan or foreclose on the related mortgage or other collateral. The Fund may acquire defaulted, distressed, non-performing or under-performing loans or properties or options to acquire the foregoing. The Fund may also seek a third-party purchaser for such loans or options and may finance the purchase by such third party.

REIT and Other Equities. The Fund may invest in equities and related securities such as exchange traded funds (“ETFs”) and equity indices. Equity investments may include indices, ETFs or public or private companies, and may be effected directly in common or preferred stocks, or indirectly or through warrants, options or other derivatives. In general, equity positions are expected primarily to focus on financially-related companies such as mortgage, commercial and other REITs; title, financial guaranty and other insurers and reinsurers; banks; marketplace and other lenders; mortgage originators; mortgage and other loan servicers; homebuilders; asset managers, and other companies involved in loan and leasing origination, servicing, financing and securitization. REITs are entities that either own properties or make construction or mortgage loans, and also may include operating or finance companies.

Asset-Backed Securities. ABS are structured like mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as installment sales or loan contracts, leases of various types of real and personal property, unsecured consumer loans, receivables from credit card agreements and whole business securitizations. Regular payments received on asset-backed securities include both interest and principal. Asset-backed securities typically have no U.S. government backing.

Residential Mortgage-Backed Securities. RMBS are fixed income instruments that may be secured by interests in a single residential mortgage loan or a pool of mortgage loans secured by residential property. RMBS may be senior, subordinate, interest-only, principal-only, investment-grade, non-investment grade or unrated. The Fund acquires RMBS from private originators as well as from other mortgage loan investors, including savings and loan associations, mortgage bankers, commercial banks, finance companies and investment banks. The credit quality of any RMBS issue depends primarily on the credit quality of the underlying mortgage loans. The investment characteristics of RMBS differ from traditional debt securities. Among the major differences are that interest and principal payments are made more frequently, usually monthly, and that principal may be prepaid at any time because the underlying residential mortgage loans or other assets generally may be prepaid at any time. Mortgages underlying RMBS acquired by the Fund may include, without limitation, jumbo mortgages, second-lien mortgages, non-qualified mortgages, and non-performing loans.

Structured Investments. Mortgage-related instruments include, but are not limited to, any security, loan, instrument or other asset that is related to U.S. or non-U.S. mortgages, including those issued by private originators or issuers, or issued or guaranteed as to principal or interest by the U.S. government or its agencies or instrumentalities, or by non-U.S. governments or authorities, such as, without limitation, assets representing interests in, collateralized or backed by, or whose values are determined in whole or in part by reference to any number of mortgages or pools of mortgages or the payment experience of such mortgages or pools of mortgages, including Real Estate Mortgage Investment Conduits (“REMICs”), which could include resecuritizations of REMICs (“Re-REMICs”), mortgage pass-through securities, inverse floaters, CMOs, CLOs, multiclass pass-through securities, private mortgage pass-through securities, stripped mortgage securities (generally interest-only and principal-only securities), mortgage-related asset backed securities and mortgage-related loans (including through participations, assignments, originations and whole loans), including commercial and residential mortgage loans. Exposures to mortgage-related assets through derivatives or other financial instruments will be considered investments in mortgage-related assets.

Collateralized Mortgage Obligations. Each class of a CMO (often referred to as a “tranche”) is a debt obligation secured by a pool of mortgage loans pledged as collateral that is legally required to be paid by the issuer, regardless of whether payments are actually made on the underlying mortgages. In a CMO, bonds or certificates are issued in multiple classes. Each class of a CMO is issued at a specific coupon rate and has a stated maturity or final distribution date. CMO residuals generally represent the interests in any excess cash flow from a CMO remaining after the CMO makes required payments of principal and interest to the CMO bondholders and has paid the CMO’s administrative expenses.

Other types of asset-backed securities include CDOs and CLOs and other similarly structured securities.

Collateralized Debt Obligations. The term “CDO” refers to a class of debt or equity securities issued by an entity that owns a pool of assets. The payments to the holders of those CDO securities depend primarily on the cash flows generated by the assets owned by the issuer of the CDO. A synthetic CDO typically is backed by collateral in the form of an over-the-counter derivatives contract in which a portfolio of CDOs are the underlying reference securities.

Collateralized Loan Obligations. CLOs are limited recourse obligations of the issuer payable solely from the cashflow obligations of corporate borrowers that represent the underlying assets. Consequently, holders of the notes must rely solely on distributions of cashflows for the payment of principal and interest on their particular notes. If distributions of cashflows are insufficient to make full payment on a particular note, no other assets are available from which to pay any deficiencies. Investments in CLOs may include investments in income notes (a type of fixed income investment that produces interest income) and other residual interests. Among other things, CLO investments may take the form of (i) anchor CLO equity, (ii) risk retention capital, and (iii) equity for loan accumulation facilities or warehouse facilities to CLO managers.

In addition to acquiring interests in third-party securitizations, the Fund may take an active involvement in the structuring and formation of a securitization, including, without limitation, by securitizing certain of the Fund’s assets or otherwise coordinating or directing the securitization of third-party assets. When the Fund takes an active involvement in the structuring and formation of a securitization, the Fund may be deemed to act as a “securitization sponsor”. A securitization is a form of leverage under which an “originator” or “sponsor” transfers income producing assets to a special purpose vehicle (SPV), which is established solely for the purpose of holding such assets and entering into a structured finance transaction. The SPV then issues notes secured by such assets. The SPV may issue the notes in the capital markets either publicly or privately to a variety of investors, including banks, non-bank financial institutions and other investors. There may be a single class of notes or multiple classes of notes, the most senior of which carries less credit risk and the most junior of which may carry substantially the same credit risk as the equity of the SPV. To facilitate such transactions, the Fund may create a wholly-owned subsidiary and contribute certain of its assets or direct the contribution of third party assets to such subsidiary. The SPV may be funded with, among other things, whole loans, other receivables or assets or interests from other pools and such loans or other receivables or assets may or may not be rated. The Fund would retain all or a portion of the equity in the SPV. Securitizations may involve use of one or more SPVs, which SPVs may be structured as REMICs or REITs. In certain cases, an intermediate REIT SPV may hold the Fund’s interest in the SPV acting as issuer (e.g., equity interests of the issuer and junior notes). In such cases, the Fund’s interests in the REIT SPV may be transferrable, but the underlying interests (issuer equity interests and junior notes) would not be transferrable due to restrictions imposed by the REIT qualification rules.

Stripped Mortgage-Related Securities. Stripped mortgage-related securities (“SMRS”) usually are collateralized by a pool of mortgages or a pool of mortgage-backed bonds or pass-through securities. SMRS usually are structured with two classes that receive different proportions of the principal and interest payments from the underlying assets. A common type of SMRS has one class receiving some of the interest and most of the principal, while the other class receives most of the interest and some of the principal. In the most extreme case, one class of interest-only securities (“IOs”) receives all of the interest payments from the underlying assets and one class of principal-only securities (“POs”) receives all of the principal payments from the underlying assets.

Commercial Mortgage Mezzanine Loans and Participations. Mezzanine loans are secured by one or more direct or indirect ownership interests (which may be only partial ownership interests) in a company, partnership or other entity owning, operating or controlling, directly or through subsidiaries or affiliates, one or more commercial properties and interests therein (“Mezzanine Loans”), such as industrial and warehouse properties, office buildings, retail space and shopping malls, cooperative apartments, hotels and motels, nursing homes, hospitals, trailer parks and senior living centers. Purchasing mezzanine loans may require entering into intercreditor agreements, co-lender agreements and undertaking duties as a directing lender, including directing foreclosure proceedings, and may require the Fund and any transferee to have a minimum net worth and total assets. Participations in mezzanine loans are participations from the participating lender. The Fund may purchase participations or serve as the participating lender.

Pass-Through Mortgage-Related Securities. Interests in pools of mortgage-related securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Instead, these securities provide a monthly payment consisting of both interest and principal payments. In effect, these payments are a “pass-through” of the monthly payments made by the individual borrowers on their residential mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments may be generated by repayments of principal resulting from the sale of the underlying residential property, refinancing or foreclosure, net of fees or costs that may be incurred. Some mortgage-related securities, such as securities issued by the Government National Mortgage Association (“GNMA”), are described as “modified pass-through.” These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, regardless of whether or not a mortgagor actually makes the payment.

Adjustable-Rate Mortgage Securities. Adjustable-rate mortgage securities (“ARMS”) bear interest at a rate determined by reference to a predetermined interest rate or index. ARMS may be secured by fixed-rate mortgages or adjustable-rate mortgages. ARMS secured by fixed-rate mortgages generally have lifetime caps on the coupon rates of the securities. The adjustable-rate mortgages that secure ARMS will frequently have caps that limit the maximum amount by which the interest rate or the monthly principal and interest payments on the mortgages may increase.

High Yield Securities. The Fund may invest in below investment grade securities. These “high-yield” securities (also known as “junk bonds”) will generally be rated BB or lower by S&P or of equivalent quality rating from another Nationally Recognized Statistical Ratings Organization (“NRSRO”), or if unrated, considered by the Adviser to be of comparable quality. There is no minimum credit quality for securities in which the Fund may invest. Accordingly, the Fund may invest without limit in securities rated as low as D by S&P or of equivalent quality rating from another NRSRO or that are unrated securities of comparable quality.

International Securities. The Fund may invest in the securities of non-U.S. issuers, including direct investments in companies whose securities are principally traded outside the United States on foreign exchanges or foreign over-the-counter markets. The Fund may invest, without limit, in securities of companies in developed, developing or emerging markets.

Credit Derivatives. The Fund may invest in credit derivatives, which are contracts that transfer price, spread and/or default risks of debt and other instruments from one party to another. Such instruments may include one or more debtors or tradeable indices, including mortgage-backed security credit default swap indices, such as CMBX (collectively, “CMBXIs”), and credit default swap indices, such as CDX (collectively, “CDXIs”). Payments under credit derivatives may be made during the exercise period of the contracts. Payments under many credit derivatives are triggered by credit events such as bankruptcy, default, restructuring, failure to pay, cross default or acceleration, interest shortfalls, principal shortfalls or writedowns, etc. Such payments may be for notional amounts, actual losses or amounts determined by a formula. CMBXIs and CDXIs are administered, calculated and published by third-party agents. The credit derivatives in which the Fund invests may include, among other things, credit-linked notes and total return swaps.

The Investment Process

Axonic’s investment strategies primarily focus on generation of income and other gains while seeking to minimize the adverse effects of rising interest rates by utilizing both top-down and bottom-up analysis during the fundamental research phase and focusing on key sources of risk during the portfolio construction and ongoing portfolio management phases. Axonic’s investment strategy relies on three primary components: (i) the Adviser’s ability to identify and purchase appropriate securities; (ii) an analytical approach to risk management and portfolio construction; and (iii) the Adviser’s ability to construct a blended portfolio of risk-based assets and hedges with a return profile over time that demonstrates increased total return while mitigating discrete risks.

Idea Generation/Security Analysis

The Adviser’s idea generation and sourcing process seeks to identify repeatable themes that can meet the Fund’s investment objective, using a fundamental and data driven approach during the fundamental research process. The Adviser applies various trading models developed by the Adviser to evaluate prospective instrument. In addition, the Adviser’s portfolio managers and analysts regularly monitor market conditions, trade flows, and trade execution to understand current market trends and investment opportunities.

Portfolio Construction

The Adviser carries out the Fund’s investment process and risk control procedures by applying various valuation tools, including the Adviser’s own risk and valuation pricing engine. In particular, the Adviser believes that attractive risk-adjusted returns can be produced by systematically discovering misvalued credit risk, structural nuances and other opportunities in income-producing investments. The Adviser will attempt to take advantage of the inefficiencies that result from, among other things: (i) inconsistency of performance across deals, issuers, and sectors; (ii) heterogeneity of securities from both a collateral and structural perspective; and (iii) structural complexity. During the portfolio construction phase, the Adviser specifically focuses on minimizing or capitalizing on changes in key sources of risk for structured credit, including: prepayment rates, default rates, loss severity, regulation and legislation risk, and price/yield change risk. The Adviser seeks to achieve lower portfolio volatility by diversifying exposure to these risk sources.

Portfolio Management

After the portfolio construction phase, the Adviser will actively reallocate the portfolio among different risks in an effort to adapt to new fundamental or technical conditions. The Adviser will attempt to consistently achieve attractive risk-adjusted returns through a complex bottom-up evaluation process of individual securities as well as the top-down nature of optimal portfolio construction and hedging.

Risk Factors [Table Text Block]

TYPES OF INVESTMENTS AND RELATED RISKS

The risks below include risks associated with investments in the Fund specifically, as well as risks generally associated with investment in a fund with investment objectives, investment policies, capital structure or trading markets similar to the Fund’s. Investors should carefully consider the risk factors described below before deciding on whether to make an investment in the Fund.

Principal Risks of Investing in the Fund

●

Commercial Mortgage-Backed Securities Risks. The Fund may invest in tranches of CMBS transactions, ranging from the most senior tranches to the most subordinated tranches, including unrated tranches. The collateral underlying CMBS typically consists of mortgage loans secured by income-producing properties or other CMBS. The performance of a commercial mortgage loan, as well as the market value of the underlying property, is primarily dependent on the net operating income (NOI) generated by the property. Consequently, the success (or lack thereof) of management and operation of properties’ related businesses (e.g., leasing, rents, expense management, maintenance, capital improvements, and other aspects of generating net income from underlying properties) directly influence the likelihood of loan delinquencies and defaults, and the severity of potential losses. Where delinquencies and defaults reduce payments on CMBS, the degree to which investors are affected depends on the seniority or subordination of the tranche in which the investor invested (i.e., more senior tranches will experience less loss, and more junior tranches will experience greater losses, up to (in each case) the entire amount of investment).

Numerous factors may impact the performance and market value of commercial properties, including, but not limited to: occupancy rates, rental rates, tenant mix, the success (or lack thereof) of tenant businesses, property location, physical condition, market competition, interest rate movements, real estate taxes, operational expenses, general or local economic conditions, industry-specific downturns, real estate market value movements, changes in adjacent and nearby properties, governmental regulations, government decisions, government fiscal policies, civil disturbances, social unrest, terrorist acts, acts of God, and insurance coverage (or the lack or insufficiency thereof). Adverse developments in any one or more of these factors may adversely affect the performance and market value of commercial properties, increasing the risk of delinquency and default on loans underlying CMBS. Moreover, in the event that collection issues arise, the ability to realize upon the rights and collateral securing the loans underlying CMBS may be constrained by legal limitations, such as bankruptcy laws, state foreclosure statutes, and rights of redemption, any one or all of which may hinder creditor remedies in cases of default.

Many commercial mortgage loans are structured with substantial principal amounts due at maturity, rather than being fully amortized over the loan term. As a result, the repayment of principal often depends on the borrower’s planning and ability to make these payments at maturity. Delinquencies or defaults may occur because borrowers fail to appropriately plan for payments at maturity or use funds otherwise available for other purposes, or because the borrower’s plans included new financing or refinancing that borrower is not able to secure as and when maturity payments become due (e.g., because the performance or market value, or both, of the applicable property has declined, is declining or is expected to decline or lender advance rates have declined).

Avoiding or minimizing losses on loans underlying CMBS often depend on the resolution of distressed or defaulted loans, which may include the pursuit of negotiated settlements or restructurings with borrowers. In these cases, the delinquent borrowers may not have the financial or business resources (e.g., due to issues with the performance or market value of the underlying commercial property), or otherwise may be unwilling to, enter into appropriate arrangements to resolve the borrowers’ distressed or defaulted loans. Notwithstanding the foregoing, borrowers that enter into arrangements to satisfy problem loans may be unable to meet the terms of the arrangement, either because the benefits of the arrangement are not sufficient for the borrower to return to, or maintain, borrower’s payment obligations, resulting in losses or further losses. In the case that borrowers are unable or unwilling to enter into negotiated settlements or restructurings, or such negotiated settlements or restructurings are not successful, avoiding or minimizing further losses will depend on additional efforts to resolve the distressed or defaulted loans, up to and including sale of the mortgage note or underlying commercial property, or, if an appropriate arrangement cannot be reached with the borrower, foreclosure on the loan.

While foreclosure or a deed in lieu of foreclosure followed by the liquidation of the collateral property may be necessary (particularly since most commercial property loans underlying CMBS are non-recourse, or effectively non-recourse, to the borrowers), foreclosure proceedings are costly, time-consuming, and subject to delays caused by litigation, bankruptcy or other factors. The ultimate recovery from foreclosure depends on numerous factors, such as minimizing costs incurred in the process, effective promotion and implementation of a foreclosure sale, and factors that affect performance and market value of the property (see above), any of which may deter third parties from purchasing the property at a foreclosure sale or reduce the price they are willing to pay, potentially leaving insufficient proceeds to satisfy the obligations of the related CMBS.

In some cases where loans underlying CMBS become delinquent or defaulted, the borrowers may use revenues from the commercial properties for purposes such as making payments to other creditors, maintaining insurance coverage, paying taxes, or funding property maintenance, instead of making interest or principal payments. In these cases, the diverted revenues are generally not recoverable unless a court appoints a receiver to take control of the collateral’s cash flow. Accordingly, diverted funds are not likely to be made available to satisfy delinquent obligations on loans underlying CMBS.

The Fund’s investments in SASB CMBS magnify the foregoing risks, as SASB CMBS may be more susceptible to concentration risk, property-specific issues, and borrower credit deterioration compared to diversified CMBS pools.

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Concentration in Certain Mortgage-Related Assets Risk. The Fund’s investments in mortgage-related assets, including private mortgage loans, RMBS (agency and non-agency), CMBS, CDOs, CLOs, and other mortgage-backed securities, introduces significant risks, including, without limitation, risks associated with lending and debt securities generally, investments in real estate generally, and similar risks described above and below. The Fund’s concentration in mortgage-related investments magnifies these risks, as the Fund’s performance will be disproportionately impacted by adverse developments in the commercial real estate market, the housing market, interest rates, or similar changes that reduce the values of real estate-related debt positions. These magnified risks may be realized rapidly if and when credit quality (or the perception of credit quality in the market) deteriorates within the mortgage sector generally or in one or more mortgage sub-sectors in which the Fund’s investments are concentrated. See additional mortgage-related risk factors, including, without limitation, “Interest Rate Risks” and “Credit Risks” under this “Types of Investments and Related Risks, Principal Risks of Investing in the Fund” section for a more thorough discussion of risk factors that may heighten the vulnerabilities associated with the Fund’s concentration in mortgage-related assets and, as a result, increasing the decline in the Fund’s value relative to other credit-focused funds that do not concentrate their investments on real estate-backed lending assets.

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Direct Lending/Origination Risk, Generally. The Fund may invest in loans or privately placed debt securities, which may be either directly or indirectly originated by the Fund or purchased from originators. If the Fund is the sole lender or investor in privately offered debt, it will hold a promissory note or an equivalent instrument and bear the expense of servicing the associated debt. This includes activities such as determining or monitoring the security for the debt and, if necessary, pursuing legal action to foreclose on the secured position. In such cases, the Fund assumes risks related to the impairment of the security, foreclosure expenses, and the possibility that foreclosure proceeds may fail to cover unpaid principal or interest. The Fund’s exposure to a direct loan, whether originated or purchased, may exceed the exposure associated with similar investments acquired in the secondary market from a third-party issuer and servicer. Direct loans or privately placed debt securities generally carry greater risks than syndicated or publicly offered debt, as the responsibility and cost of collection and foreclosure, if necessary, rest solely on the holder of the debt. Various market and economic factors may negatively impact the value of loans and privately placed debt securities, including the availability of investment opportunities, fluctuations in interest rates, access to adequate short- and long-term financing, conditions in financial markets, and overall economic conditions. Additionally, the illiquidity and inefficiency inherent in private lending and private debt securities markets can further affect the valuation and performance of these investments. Competition for the origination or acquisition of loans and private debt securities may drive up the price of such assets or make it more challenging to identify and execute desirable investment opportunities. This competitive environment may limit the Fund’s ability to achieve favorable terms or fully implement its investment strategy.

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Direct Lending/Origination Risk – Lending Licensing and Compliance Risk. Many states and localities require entities that make, broker, service, collect, or enforce commercial or residential loans, or that hold or purchase certain high-rate consumer obligations, to be licensed or registered and to comply with usury limits, disclosure and fee restrictions, fair lending, data and privacy, debt collection, foreclosure, and reporting requirements. Whether a particular license is required can be highly fact-specific and may turn on the type of loan or collateral, the borrower’s and collateral’s location, the scope of the Fund’s activities (including servicing, collecting, or enforcing), and evolving legal doctrines (for example, “true lender” or assignee liability concepts). Applicable standards can change through new statutes, regulations, guidance, court decisions, or enforcement priorities.

When the Fund originates loans (directly or through subsidiaries), or acquires, holds, services, or collects loans, it may be required to obtain its own licenses, rely on third-party licenses, appoint licensed servicers, or restructure transactions. The Fund may also determine that licensing is not required in jurisdictions based on the terms of a transaction and the advice of legal counsel. There is no guarantee that applicable regulators will agree with the Fund’s determination. If the Fund’ licensing determinations are challenged, if requirements or licensing interpretation changes, or if a counterparty’s license lapses or is inadequate, regulators or private litigants may assert that loans are void or partially unenforceable, that interest and fees must be refunded or reduced, or that the Fund is subject to penalties, fines, treble or statutory damages, attorneys’ fees, or restitution. The Fund could receive subpoenas or civil investigative demands, be subject to examinations, investigations, enforcement actions, or consent orders, be required to cease or modify activities, transfer servicing, delay or be barred from exercising remedies or foreclosing, or incur substantial compliance costs. Achieving and maintaining licensure can be time-consuming and costly (e.g., bonding, background checks, staffing, policies and procedures) and may limit permissible rates, fees, and activities. Multi-state compliance increases operational complexity and cost, and reliance on third-party licenses or servicers introduces additional counterparty and operational risk. Any of the foregoing could reduce yields or cash flows, increase losses and expenses, impair liquidity, and adversely affect the Fund’s performance.

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Whole Loan Risk. The Fund’s investments in whole loans, including commercial mortgage loans and non-qualified mortgages, involve the direct acquisition or origination of mortgage loans, where the Fund holds both beneficial and record ownership of the loans. These investments carry significant risks, including the potential for borrower delinquencies, defaults, and foreclosures. In the event of foreclosure, the proceeds generated from the sale of the underlying property may be insufficient to fully recover the Fund’s investment and associated costs, resulting in a loss. Foreclosure proceedings may also involve lengthy legal processes, additional costs, and uncertainty, further exacerbating the risk of loss. Loan restructurings or sales of distressed loans may result in further losses, as restructured loan terms may offer less favorable returns or require concessions from the Fund, and distressed sales may occur at prices below the loan’s carrying value. These risks are particularly pronounced in the context of non-qualified mortgages, which may involve borrowers with limited credit histories or other characteristics that increase the likelihood of default. Whole loans differ from other mortgage-related securities in that the Fund assumes direct exposure to the risks of the underlying loans rather than relying on a securitized structure that may provide credit enhancement or diversification. As a result, whole loan investments may expose the Fund to greater volatility and loss potential, as the performance of these loans is more directly tied to the financial stability of individual borrowers and the value of the underlying properties. Additionally, the performance of whole loans is influenced by broader economic, market, and real estate conditions. Declines in property values, rising interest rates, or economic downturns may increase the risk of borrower defaults and reduce the recoverable value of foreclosed properties. The Fund may also face liquidity risks, as whole loans are typically illiquid, making it more challenging to sell these assets quickly or at favorable prices in response to market changes. The specialized nature of whole loans requires careful underwriting, ongoing monitoring, and active management. Operational complexities, including servicing, property management, and legal proceedings, may introduce additional costs and challenges for the Fund. As a result, investments in whole loans may lead to increased volatility, reduced liquidity, and adverse impacts on the Fund’s net asset value and overall performance.

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REIT Risks. Investments in REITs and in securities of other companies principally engaged in the real estate industry subject the Fund to, among other things, risks similar to those of direct investments in real estate and the real estate industry in general. These include risks related to general and local economic conditions, possible lack of availability of financing and changes in interest rates or property values. The value of interests in a REIT may be affected by, among other factors, changes in the value of the underlying properties owned by the REIT, changes in the prospect for earnings and/or cash flow growth of the REIT itself, defaults by borrowers or tenants, market saturation, decreases in market rates for rents, and other economic, political, or regulatory matters affecting the real estate industry generally. REITs and similar non-U.S. entities depend upon specialized management skills, may have limited financial resources, may have less trading volume in their securities, and may be subject to more abrupt or erratic price movements than the overall securities markets. REITs are also subject to the risk of failing to qualify for favorable tax treatment under the Code. The failure of a REIT to continue to qualify as a REIT for tax purposes can materially and adversely affect its value. In addition, due to recent changes in tax laws, certain tax benefits of REITs may not be passed through to Fund shareholders. Some REITs (especially mortgage REITs) are affected by risks similar to those associated with investments in debt securities including changes in interest rates and the quality of credit extended.

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Commercial and Residential Mortgages and Loans Risks. Investing in loans, including commercial and residential mortgage loans, involves the general risks typically associated with traditional fixed-income securities, such as interest rate risk and credit risk, as well as additional risks including the risk of principal prepayment and risks inherent in real estate investments. These risks can affect individual mortgages or loans, as well as broader local, regional, national, or global markets, potentially leading to adverse effects on the performance and market value of applicable mortgages or loans. In unfavorable market conditions, delinquencies and losses on residential and commercial mortgage loans—particularly subprime and second-lien mortgage loans—generally increase. Declines or stagnation in commercial real estate, housing and other real property values typically exacerbate these delinquencies and losses.

As noted above and below, commercial and residential mortgage markets are subject to risks of decline in property values due to a number of different factors. The realization of any one or more of these factors creates unfavorable market conditions and reduced investor demand that further decreases liquidity in the secondary market for real estate properties and mortgage loans. This lack of liquidity may negatively impact market values and compound adverse market conditions, thereby further depressing market values, potentially on an accelerated basis. While the effects of a lack of liquidity may be observed in individual properties, the effects of illiquidity market-wide in geographic areas, market segments, or the real estate market as a whole may be more pronounced. In the case of rapid or widespread declines in real estate market sentiment, the value of real estate properties generally in the affected area, market segment or market as a whole will be adversely affected, potentially on an accelerated basis, regardless of the circumstances or prospects for any individual property. Mortgage and loan values may decline as applicable real estate values decline, potentially initiating, exacerbating or accelerating problem mortgages and loans. As mortgages or loans cease performing, the lender may face losses due to restructuring or, where restructuring is not available or fails, sales of underlying properties at discounts, or foreclosures, any of which may result in a shortfall on a mortgage or loan between the value generated through the amount realized on the collateral, and the costs and liabilities associated with owning, holding, or disposing of the property.

Rising interest rates generally extend the duration of fixed-rate mortgage-related assets, making them more sensitive to further changes in interest rates. This phenomenon, known as extension risk, can cause additional volatility, as individual mortgage holders are less likely to prepay their loans in rising rate environments. In addition, rising interest rates decrease the value of mortgages and loans carrying lower rates. Conversely, declining interest rates may incentivize borrowers to refinance or otherwise pay off their mortgages earlier than expected, reducing returns on the loans and creating reinvestment risk as proceeds are reinvested at lower prevailing rates. Mortgage-backed securities, particularly commercial loans and residential mortgages not backed by government guarantees, are highly sensitive to interest rate fluctuations, and even small changes can cause significant losses.

The Fund may face difficulties in disposing of loans, which typically do not trade in liquid markets and generally face limited demand from a relatively small universe of institutional investors even in positive market conditions. This lack of liquidity may reduce or inhibit the ability to sell loans and related instruments when it may be otherwise desirable to do so, such as during economic downturns, borrower credit deterioration, and market declines, and, in any event, will adversely affect the values realized from sales of mortgages and related instruments during such periods. The illiquidity of mortgages and associated instruments and properties also may make them difficult to value, potentially resulting in a misunderstanding of value or the mispricing of the same.

Investing in loans may expose the Fund to heightened levels of credit risk, call risk, settlement risk, and liquidity risk compared to other fixed-income instruments. Transactions involving loans may also involve greater costs due to restrictions on transfers, irregular trading activity, wide bid/ask spreads, and extended trade settlement periods. These factors may make it more challenging for the Fund to make, acquire, dispose of, or accurately price loans. The Fund may not realize the full value of loans upon sale and may experience delays in receiving sale proceeds. Extended settlement periods for loan transactions may delay the availability of proceeds for reinvestment or meeting obligations, such as share repurchases, potentially forcing the Fund to sell other investments or borrow funds to raise cash.

The Fund may purchase U.S. residential mortgages that do not meet the Consumer Financial Protection Bureau’s (“CFPB”) definition of a qualified mortgage or similar definitions from other regulators, as well as qualified mortgages and secured or unsecured consumer loans. Non-qualified mortgages expose the lender or holder to borrower defenses and claims that may not be available to qualified mortgage borrowers, even if the lender or holder was not at fault. In addition, the CFPB’s rule-making authority and enforcement/oversight functions with respect to non-qualified mortgages is currently subject to significant uncertainty as recent regulatory policies and objectives have shifted, which could impact the value, availability or enforceability of non-qualified mortgages.

Purchasers and originators of residential mortgage loans or consumer loans may face enforcement actions by regulatory authorities, class action lawsuits by borrowers, or actions by governmental entities. The Fund may rely on third-party due diligence firms to assess whether loans are originated to acceptable standards. These firms are often exculpated from liability except in cases of fraud, leaving the lender or holder exposed to risks that may not be discovered for years. Borrowers may assert defenses to payment, including claims that loans violate usury laws or that the lender or holder lacks proper licenses to originate or hold the loans. Violations of these laws may void the enforceability of the loans, allow borrowers to recover prior payments, or subject the lender or holder to regulatory sanctions, penalties, and punitive damages.

The Fund performs due diligence before making or acquiring loans or related instruments, but due diligence is subject to a number of risks, such as reliance on data and representations from third party borrowers, sellers, sponsors and issuers, any of which may be incomplete or inaccurate. In addition, due diligence processes may fail to identify compliance issues or violations, borrower delinquencies, or defaults, potentially because the information provided and available is limited, dated or insufficient. The Fund is also subject to the risk that the information reviewed is missed, misunderstood or misinterpreted, or that the information available is inadequate to fully appreciate, evaluate and assess loans and related instruments. The Fund’s investments in mortgages and related instruments are also dependent on loan and similar servicing companies that may fail to adequately perform, fail to comply with applicable regulations or fail to meet processing or investor requirements, further increasing the risk of non-performance on serviced loans and related instruments. Where the Fund relied on representations, warranties and information provided in connection with diligence on loans and related instruments, counterparties and other involved third parties may be unwilling or unable to repurchase defective loans or pay damages for liabilities related to the same, regardless of their level of responsibility or judgments related to the same, particularly if the applicable parties are or become financially insolvent. Additionally, because loans may not be classified as “securities,” the Fund may not benefit from anti-fraud protections under federal securities laws, relying instead on contractual remedies, which may be limited.

The mortgage loans acquired by the Fund may be significantly concentrated in one or more specific states or regions, increasing exposure to localized economic downturns, disasters, or declines in property values. While any of the foregoing may develop or occur in any jurisdiction, properties in certain jurisdictions may face heightened risks from uninsurable hazards, such as earthquakes, floods, hurricanes, or wildfires. Similarly, government actions and policies, outbreaks, pandemics, terrorist actions and other unexpected developments or disasters may precipitate economic declines or issues particular to a geographic area or the U.S. generally. The realization or any one or more of the foregoing would likely cause declines in property values and increases in loan delinquencies and defaults that adversely affect individual loans and related instruments.

The Fund is subject to risks associated with servicers hired to manage collections and workouts on loans. Both default frequency and default severity of loans may depend in part upon the quality of the servicer. If servicers are not vigilant in encouraging borrowers to make their payments, the borrowers may be less likely to make these payments, which could result in a higher frequency of default. The failure of servicers to effectively service loans could materially and adversely affect the Fund. The Fund is also subject to credit risk associated with loan originators from whom the Fund acquires loans. Such originators may be thinly capitalized and may not be able to fulfil contractual obligations (e.g., buyback obligations) or may not have sufficient assets to satisfy claims for breach of a representation or warranty. Any such failure by an originator could materially and adversely affect the Fund.

The Fund may need to foreclose on certain of the loans it owns or acquires and may take title to the properties securing such loans. If the Fund does not or cannot sell a property, the Fund would then come to own and operate the property as “real estate owned” (REO). The Fund may also acquire REO properties, including through the purchase of pools of loans (such as pools of non-performing loan or residential transition loans) that include REO properties. Owning and operating real property involves costs and risks that are different than the risks faced in owning an asset secured by that property. Risks include including the risks associated with both the domestic and international general economic climates; local real estate conditions; risks due to dependence on cash flow; risks and operating problems arising out of the absence of certain construction materials; changes in supply of, or demand for, competing properties in an area (as a result, for instance, of overbuilding); the financial condition of tenants, buyers and sellers of properties; changes in availability of debt financing; energy and supply shortages; changes in the tax, real estate, environmental and zoning laws and regulations; various uninsured or uninsurable risks; natural disasters; and the ability of the Fund or third-party borrowers to manage the real properties. Costs incident to the ownership of real estate include the paying of expenses and taxes, maintaining such property and any improvements thereon, and ultimately disposing of such property. Real-estate related taxes may increase, and if these increases are not passed on to tenants (or there are no tenants), the Fund’s income will be reduced. Although some leases may permit pass through such tax increases to the tenants for payment, renewal leases or future leases may not be negotiated on the same basis. The costs associated with operating and redeveloping a property, including any operating shortfalls and significant capital expenditures, could materially and adversely affect the Fund’s results of operations, financial conditions and liquidity. In addition, the liquidation proceeds upon sale of the underlying real estate may not be sufficient to recover the Fund’s cost basis in the loan, resulting in a loss to the Fund. In order to ensure that income and fees earned from ownership of REO properties do not disqualify the Fund as a RIC for a failure to satisfy the source of income test, the Fund may be required to recognize the income from REO properties indirectly through one or more entities treated as corporations for U.S. federal income tax purposes. Such corporations will be subject to U.S. corporate income tax on their earnings, which ultimately will reduce the Fund’s return on such income and fees.

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Asset-Backed Securities Risks. The Fund’s investments in asset-backed instruments are subject to risks similar to those associated with mortgage-related assets, as well as additional risks specific to the nature of the assets and the servicing of those assets. ABS are subject to credit risk, interest rate risk and, to a lesser degree, prepayment risk. ABS may also be subject to additional risks in that, unlike some mortgage-backed securities, ABS do not have the benefit of a security interest in the related collateral. Payment of principal and interest on asset-backed instruments may be largely dependent on the cash flows generated by the assets backing the instruments. Each type of ABS also entails unique risks depending on the type of assets involved and the legal structure used. For example, unsecured consumer loans are not secured by any collateral of the borrowers, rather the repayment of these loans is dependent upon the ability and willingness of the borrowers to repay and the ability of the borrowers to make payments on the loans may be affected by a variety of social and economic factors, making such assets particularly dependent upon the ability of the issuer and its service providers’ to effectively underwrite and service the underlying loans. ABS typically experience credit risk. There is also the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities because of the inability to perfect a security interest in such collateral.

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Residential Mortgage-Backed Securities Risks. In addition to the risks associated with other asset-backed securities as described above, mortgage-backed securities are subject to the general risks associated with investing in real estate securities; that is, they may lose value if the value of the underlying real estate to which a pool of mortgages relates declines. Mortgage-backed securities may be issued by governments or their agencies and instrumentalities, such as, in the United States, Ginnie Mae, Fannie Mae and Freddie Mac. They may also be issued by private issuers but represent an interest in or are collateralized by pass-through securities issued or guaranteed by a government or one of its agencies or instrumentalities. In addition, mortgage-backed securities may be issued by private issuers and be collateralized by securities without a government guarantee. Such securities usually have some form of private credit enhancement.

The rate of prepayments on underlying mortgages affects the price and volatility of a mortgage-backed security, and may have the effect of shortening or extending the effective maturity beyond what was anticipated. Further, different types of mortgage-backed securities are subject to varying degrees of prepayment risk. Finally, the risks of investing in such instruments reflect the risks of investing in real estate securing the underlying loans, including the effect of local and other economic conditions, the ability of tenants to make payments, and the ability to attract and retain tenants.

Pools created by private issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments. Notwithstanding that such pools may be supported by various forms of private insurance or guarantees, there can be no assurance that the private insurers or guarantors will be able to meet their obligations under the insurance policies or guarantee arrangements. The Fund may invest in private mortgage pass-through securities without such insurance or guarantees. Any mortgage-backed securities that are issued by private issuers are likely to have some exposure to subprime loans as well as to the mortgage and credit markets generally. In addition, such securities are not subject to the underwriting requirements for the underlying mortgages that would generally apply to securities that have a government or government-sponsored entity guarantee, thereby increasing their credit risk. The risk of non-payment is greater for mortgage-related securities that are backed by mortgage pools that contain subprime loans, but a level of risk exists for all loans.

The Fund’s RMBS investments may also have exposure to jumbo mortgages, second-lien loans, nonqualified mortgages, and non-performing loans, among others, exposing the Fund to the particular risks associated with each of these types of assets. For example, for securities with exposure to nonperforming loans, the payments to investors will come predominately from sale and liquidation proceeds, rather than from monthly payments by borrowers. Current market conditions, governmental actions and other factors may cause substantial delays in the ability to foreclose upon or liquidate the loans and sell the underlying properties and may adversely affect investment returns.

Market factors adversely affecting mortgage loan repayments generally may include a general economic downturn, high unemployment, a general slowdown in the real estate market, a drop in the market prices of real estate, or an increase in interest rates resulting in higher mortgage payments by holders of adjustable rate mortgages.

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Residential Transition Loan Risk. The Fund may have exposure to Residential Transition Loans (“RTLs”), also known as “fix and flip” loans. RTLs are generally shorter-term loans used to finance the acquisition, re-development or construction of single family or multi-family residential properties by borrowers aiming to improve and then sell the properties within a short timeframe. The borrowers’ ability to complete these necessary projects and sell the properties is subject to a variety of risks including weather, construction delays and the current state of the real-estate market in the applicable area in which the related property is located. There is a risk that a borrower may not be able to sell the property on attractive terms or at all once the property has been re-developed. Moreover, the borrower may experience difficulty in completing the re-development or construction of the property on schedule or at all, whether as a result of cost over-runs, construction-related delays or other issues, which may result in delays selling the property or an inability to sell the property at all. Since the borrower would typically use the proceeds of the sale of the property to repay the bridge loan, if any of the foregoing events were to occur, the borrower may be unable to repay its loan on a timely basis or at all, any of which could subject the Fund to losses. RTL loans are often for the purpose of financing construction, repairs or rehabilitation projects, and the properties are often in a general state of disrepair. In the event of foreclosure, a property may not be habitable or leasable and may only be able to be sold at a substantial discount to the original investment. To the extent permitted by the terms of the applicable loans, RTL borrowers may be entitled to request additional funds in connection with identified repair, construction or rehabilitation projects, which may require additional funding by the Fund. If a borrower is unable to satisfy the conditions in order to draw upon such unfunded commitments, the planned rehabilitation, renovation or construction of the underlying property may not be able to be completed and in turn the borrower may be unable to repay its obligations under the loan. Any failure to fund unfunded commitments when due with respect to the Mortgage Loans could result in claims by the borrower against the originator or lending party(s).

Due to their short term and the greater difficulty in recoupment in the event of a borrower’s default, these loans can be particularly illiquid. Unlike consumer-purpose residential mortgage loans, which often are underwritten to the standards of government-sponsored enterprises such as Fannie Mae or Freddie Mac, or are underwritten to qualify for U.S. government insurance or guaranty through the United States Department of Agriculture, Federal Housing Administration or Veterans Affairs, RTLs are originated for a commercial purpose to a borrower who may not qualify for traditional agency, government or private label non-agency products. Originating loans to borrowers that may not qualify for traditional agency, government or private label products and that may not meet the requirements of Fannie Mae or Freddie Mac may increase the risks associated with such loans and such loans may experience higher rates of delinquency than consumer-purpose residential loans.

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Structured Investments Risks. The Fund may invest in entities organized and operated for the purpose of restructuring the investment characteristics of other debt securities, which may include CDOs, CLOs, and CMOs. These investments typically consist of equity or subordinated debt securities issued by a private investment fund that invests, on a leveraged basis, in debt instruments, including primarily senior loans, high-yield bonds, mortgage-backed securities, and ABS, either directly or through total rate of return swaps or other credit derivatives. The cash flow from the underlying instruments may be apportioned among the newly issued securities to create securities with different investment characteristics, such as varying maturities, payment priorities, and interest rate provisions, and the extent of the payments made with respect to such securities is dependent on the extent of the cash flow on the underlying instruments. However, because the Fund will not own the underlying assets directly, it will not benefit from certain rights typically afforded to holders of those assets, such as indemnification and voting rights. Some of the loans underlying structured securities in which the Fund invests may be “covenant-lite” loans, which contain fewer or less restrictive constrains on the borrower than certain other types of loans. Covenant-lite loans lack traditional financial maintenance covenants that require borrowers to maintain certain financial ratios. Instead, these loans typically include only incurrence-

based covenants that restrict specific actions, such as the incurrence of additional debt. The absence of maintenance covenants may delay lenders’ ability to intervene in distressed situations, increasing the risk of loss. Covenant-lite loans may also create a higher risk of losses in the event of borrower default, as lenders have fewer contractual protections compared to loans with traditional covenants.

Exposure to structured finance securities entails a variety of risks, including credit risks, liquidity risks, prepayment risks, interest rate risks, market risks, operational risks, structural risks, geographical concentration risks, basis risks, and legal risks. Structured finance securities are also subject to the risk that the servicer of the underlying assets fails to perform its duties. These securities are further exposed to structural and execution risks related to how losses from the underlying loans affect both the issuing vehicle and investor returns. If borrowers fail to repay their loans, the issuing vehicle may not have enough cash to make full payments to investors. The structure of the collateral also impacts risk. Some securities are backed by a fixed pool of loans that do not change, while others allow new loans to be added over time. When new loans are introduced, there is a risk that their credit quality may be lower than the original loans. Additionally, the collateral may either revolve, meaning new loans replace maturing ones, or be closed-end, meaning the loan pool remains static and amortizes over time. Revolving structures add uncertainty because the performance of newly added loans may differ from the original ones. The structure of a securitization itself affects how and when investors are paid. In some transactions, any excess cash flows connected to underlying loans that remain after required payments have been made to investors may revert to the issuing entity instead of being distributed to investors such as the Fund. The timing of the issuer’s payments may also be uncertain—if borrowers repay underlying loans earlier or later than expected, or if defaults and foreclosures are higher than anticipated, the maturity of the security could be affected. Furthermore, the entity that provided or contributed the underlying loans may not be required to cover losses or provide financial support to the issuing vehicle in the event of such defaults and foreclosures. If the collateral underperforms and no support is required, investors like the Fund may experience losses.

Most structured investments are issued in multiple tranches categorized as senior, mezzanine, and subordinated (or “equity” or “first loss”) based on their degree of risk. The senior tranche has the greatest collateralization and the lowest credit risk but pays the lowest interest rate. Mezzanine tranches have a moderate level of risk and return, while subordinated or equity tranches are the most exposed to risk and offer the highest potential returns. If there are defaults or if the collateral underperforms, scheduled payments to senior tranches take precedence over those of mezzanine tranches, while payments to mezzanine tranches take precedence over those to subordinated or equity tranches. As a result, lower tranches—particularly subordinated and residual or equity tranches—are especially sensitive to the rate of defaults and losses in the collateral pool, as losses in the collateral pool are absorbed first by the equity tranche and subsequently by other subordinate tranches. The return on equity tranches depends primarily on residual interest payments, which are the funds left over after payments to higher tranches and expenses of the issuing entity. These tranches typically do not have a fixed interest rate and may be highly leveraged, significantly increasing the risk of loss.

Equity interests held by the Fund in structured finance entities are not secured by the assets of the structured product or guaranteed by any party. These equity interests rank behind all other creditors, including holders of senior and mezzanine tranches. Equity interests are typically subject to payment restrictions outlined in the indenture governing the senior tranches, meaning that scheduled payments may not be made in full or at all. Such investments are highly sensitive to defaults in the collateral pool and may result in total loss of the Fund’s investment. The leveraged nature of these equity interests magnifies the impact of changes in interest rates, collateral performance, and other risk factors, increasing the potential for significant losses. Equity interests in structured products are typically illiquid investments, subject to extensive transfer restrictions, and may lack a secondary market. No party is obligated to make a market for these interests, and the Fund may not be able to sell or transfer them at their fair value—or at all—if it determines to liquidate its position. The lack of liquidity in these instruments may prevent the Fund from responding promptly to market changes or adverse developments, potentially leading to further losses.

The Fund may invest in risk retention tranches of CMBS or other securitizations, which are residual interests initially retained by the sponsors of the securitizations pursuant to the credit risk retention requirements of Section 941 of the Dodd-Frank Act and the U.S. Risk Retention Rules. These tranches must typically be held unhedged for at least five years following the closing of the securitization. Even after the holding period expires, the illiquid nature of these investments may limit exit strategies, and there is no assurance that the Fund will be able to dispose of these positions at a desirable price or time. The U.S. Risk Retention Rules are subject to limited regulatory guidance, and interpretations of these rules by federal agencies—including the FDIC, OCC, Federal Reserve, SEC, HUD, and FHFA—may change over time. These regulatory uncertainties could adversely impact the Fund’s investments in risk retention tranches. When acting as a third-party purchaser of risk retention interests, the Fund may be required to execute Risk Retention Agreements containing representations, warranties, covenants, and indemnities. Breaches of these agreements may expose the Fund to legal claims and financial losses.

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Securitization Risks. The Fund may securitize certain of its assets or coordinate the securitization of third-party assets. If the Fund actively participates in structuring or forming a securitization, it may be deemed a “securitization sponsor” under applicable regulations. As a sponsor, the Fund may be subject to the U.S. Risk Retention Rules, which require sponsors to retain a portion of the credit risk associated with the securitization.

When the Fund acts as the sponsor of a securitization, the Fund will typically retain subordinated interests in the securitization. These subordinated interests are unsecured and rank behind all secured creditors, including holders of senior interests in the securitization. As such, the Fund will only receive cash distributions after all required payments on senior and other interests have been satisfied. The value of the Fund’s subordinated interests is particularly vulnerable to adverse conditions in the credit markets or defaults within the collateral pool. Any reduction in the value of the collateral pool reduces the value of the Fund’s subordinated interests. Additionally, the leveraged nature of these investments magnifies the impact of any losses, increasing the risk of significant or total loss of the Fund’s investment. The Fund’s subordinated interests may be illiquid, limiting the Fund’s ability to sell or transfer these interests in response to market disruptions or other adverse developments. The inability to liquidate such positions may exacerbate losses in periods of economic stress or credit market deterioration.

Acting as a securitization sponsor also exposes the Fund to potential liability claims from investors, regulators, or other securitization participants. These claims may include allegations under federal or state securities laws, particularly anti-fraud provisions, asserting material misstatements or omissions in connection with the offering of securities. Such litigation can involve substantial monetary damages, regulatory investigations, and enforcement actions, which may result in penalties, reputational harm, or operational restrictions. Additionally, the Fund may face indemnification obligations to third parties, such as underwriters, directors, officers, employees, placement agents, or affiliates involved in the securitization transaction. These obligations could require the Fund to advance legal costs or reimburse losses even if it is not ultimately found liable. Such expenses may significantly impact the Fund’s financial condition, cash flow, and operations. Even unproven allegations could damage the Fund’s reputation, reduce investor confidence, and impair its ability to conduct business, ultimately decreasing the value of the Fund’s securities.

In connection with debt securitizations sponsored or co-sponsored by the Fund, the Fund or a subsidiary may act as an originator or sponsor by acquiring or originating loans or other income-producing assets and borrowing money on a non-recourse basis against a legally separate pool of such assets. Typically, this involves transferring assets to a special purpose, bankruptcy-remote entity established solely for the purpose of holding such assets and issuing debt secured by them. The special purpose entity may issue notes or other debt instruments to institutional or other investors in private placements or capital market transactions. The Fund may hold equity interests or other first-loss positions in the securitization, which could result in a more concentrated risk of loss compared to the Fund’s overall portfolio. The Fund may incur liability to the special purpose entity or its investors, and the Fund’s first-loss or equity position may be subject to greater risk of loss due to subordination, market volatility, or underperformance of the underlying assets.

Securitizations may also impose financial and operational covenants that restrict the Fund’s business activities, potentially limiting its flexibility to manage its portfolio. Additionally, the 1940 Act may impose further restrictions on the structure of securitizations in which the Fund participates.

Accounting assessments for transfers, participations and securitizations are complex, subjective and may evolve over time. The Fund may not achieve derecognition of assets it sells, transfers or participates, or may be required to consolidate an issuer, special purpose vehicle, intermediate holding entity or JV Subsidiary (for example, where the Fund is deemed to have controlling rights or to be the primary beneficiary of a variable-interest entity). Consolidation (or a failure to derecognize transferred assets) can cause the Fund to reflect the securitization vehicle’s assets and liabilities on its financial statements, thereby increasing reported leverage and, in some cases, resulting in senior securities exposure for purposes of Section 18 of the 1940 Act. Changes in facts and circumstances, control or economic exposure, or changes in accounting interpretations, guidance or application could require consolidation (or re-consolidation after initial non-consolidation). If consolidation or failed derecognition were to cause the Fund to exceed applicable asset coverage or other limits, the Fund could be required to sell assets, unwind or restructure positions or otherwise take corrective actions, potentially at disadvantageous times or prices, to restore compliance, which could result in realized losses, reduced income and increased volatility. Consolidation can also trigger additional covenants, reporting and operational burdens and may affect tax treatment. See also Borrowing and Other Leverage Risks, Illiquid Securities Risks, and Regulatory-Driven Dispositions Risk.

Securitizations may involve one or more special purposes vehicles (SPVs), which could be structured as Real Estate Mortgage Investment Conduits (REMICs) or Real Estate Investment Trusts (REITs). In some cases, an intermediate REIT SPV may hold the Fund’s interests in the primary SPV acting as the issuer (e.g., equity interests of the issuer). While the Fund’s interests in the REIT SPV may be transferable, the underlying securities (equity interests) may not be transferable due to restrictions imposed by REIT qualification rules. The illiquidity of the underlying securities held by the REIT SPV may restrict the Fund’s ability to respond to market disruptions, credit deterioration, or other adverse conditions affecting the securitized assets. Moreover, the failure of the REIT SPV to comply with REIT qualification rules, some aspects of which may fall outside the Fund’s control, could subject the SPV to entity-level taxes and negatively affect the returns on the Fund’s investment.

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Borrowing Risks and Leverage Risks. Certain transactions, including, for example, forward commitment purchases, inverse floaters, loans of portfolio securities, repurchase agreements (or reverse repurchase agreements), and the use of some derivatives, can result in leverage or leverage-like exposure. In addition, the Fund may create leverage by borrowing money. Leverage generally has the effect of increasing the amounts of loss or gain the Fund may realize, and creates the likelihood of greater volatility of the value of the Fund’s investments. In transactions involving leverage, a relatively small market movement or change in another underlying indicator can lead to significantly larger losses to the Fund. There is a risk of loss in excess of invested capital. The use of leverage may also require the Fund to liquidate its other holdings at disadvantageous times and prices in order to satisfy repayment, interest payment or margin obligations or to meet asset segregation or coverage requirements. Money borrowed will be subject to interest and other costs (including commitment fees and/or the cost of maintaining minimum average balances). Unless the income and capital appreciation, if any, on securities acquired with borrowed funds exceed the cost of borrowing, the use of leverage will diminish the investment performance of the Fund.

With respect to reverse repurchase agreements and similar financing transactions, the Fund will comply with Rule 18f-4 under the 1940 Act by either (i) combining the aggregate amount of indebtedness associated with all such transactions with the aggregate amount of any other senior securities representing indebtedness when calculating the asset coverage ratio, or (ii) treating all such transactions as derivatives transactions, as permitted under Rule 18f-4. These transactions have effects similar to leverage, since the proceeds may be invested in additional securities, amplifying both gains and losses. If the market value of securities acquired with the proceeds of a reverse repurchase agreement declines below the price of the securities the Fund has sold but is obligated to repurchase, the Fund could realize a loss. Defaults, early termination events, or margin calls may require the Fund to sell assets at disadvantageous prices or to post additional collateral or cash.

The Fund may borrow money through a credit facility or other arrangements for investment purposes, to satisfy Shareholder repurchase requests, and to provide the Fund with liquidity. The amount the Fund may borrow is limited by the provisions of Section 18 of the 1940 Act, which requires a fund to have net asset coverage of 300% of the amount of its indebtedness, including amounts borrowed. As a result, the value of the Fund’s total indebtedness may not exceed one-third of the value of the Fund’s total assets, including the value of any assets purchased using the proceeds of the indebtedness. However, subsequent drops in asset values may magnify losses or reduce or eliminate the Fund’s equity in a leveraged investment.

The Fund may incur debt at the entity level, including unsecured and secured credit facilities and other forms of borrowing, subject to the leverage limits of the 1940 Act. In addition, the Fund’s investments may involve property-level or asset-level debt financing (for example, mortgages or secured financing at the level of a subsidiary or operating entity), which is generally intended to be non-recourse to the Fund except in limited circumstances. In a non-recourse mortgage, if the borrowing entity defaults, the lender’s recourse is generally limited to the mortgaged property and not to other assets of the Fund or its subsidiaries. However, in some cases, property-level or asset-level debt may be recourse to the Fund, or may be consolidated for accounting or regulatory purposes, and such financing may be treated as leverage for purposes of the Fund’s regulatory limitations. There is no guarantee that the Fund’s subsidiaries or operating entities will be able to obtain mortgage or secured loans on attractive terms or at all.

In certain cases, the Fund or its Subsidiaries may enter into “recourse carveout” guarantees, sometimes referred to as “bad boy” guarantees, which are designed to protect a lender against certain bad-faith or intentional acts that violate loan documents. These guarantees may allow the lender to recover losses from the Fund or its subsidiaries in connection with acts such as fraud, intentional misrepresentation, willful misconduct, misappropriation of funds, voluntary incurrence of prohibited debt, or environmental losses. In joint venture arrangements, the actions of a partner or co-investor may trigger liability to the Fund under such guarantees, even where the Fund did not cause the underlying conduct. Such guarantees could also impact the analysis regarding the need to consolidate a Subsidiary’s assets and liabilities on the Fund’s financial statements and may impact senior securities exposure for purposes of Section 18 of the 1940 Act. While the Fund may seek indemnities from joint venture partners to mitigate these risks, there remains the possibility that partner actions could result in liability to the Fund.

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Aircraft and Aviation Industry Risk. The Fund may invest in securities collateralized or otherwise backed by assets in the aviation industry, including commercial aircraft and loans and leases thereof (“Aviation Assets”). Certain events (“Aviation Impact Events”) may have a direct and indirect impact on the value of the Fund’s Aviation Assets, including: (i) economic declines and recessions; (ii) geopolitical conflict; (iii) the price of petroleum; (iv) the availability of more attractively priced and/or more efficient aircraft; (v) price discounting by manufacturers of new aircraft; (vi) obsolescence (whether due to changes in technology or changes in regulation, particularly regulation related to environmental standards); (vii) the negative effects (including the related press coverage and negative public perception) of aircraft incidents, aerial catastrophes, aircraft disasters and other aviation accidents involving highly publicized commercial airlines and aviation manufacturers, whether as a result of mechanical, electrical, airframe or human failure; and (viii) the occurrence or threat of pandemic, terrorism and war. Each of the foregoing Aviation Impact Events can have a material effect on aircraft values, especially in the short term, but the effect may also be long-term or permanent. Most of these Aviation Impact Events either cannot be predicted or cannot be predicted with any degree of certainty, but will adversely affect the value of securities held by the Fund. In addition to factors linked to the aviation industry, other factors that may affect the value of an aircraft include: (i) manufacturers merging or exiting the industry or ceasing to produce aircraft types; (ii) the particular maintenance and operating history of the aircraft and engines; (iii) the number of operators using that type of aircraft; (iv) whether the aircraft is subject to a lease; (v) regulatory and legal requirements that must be satisfied before the aircraft can be operated, sold or re-leased, including airworthiness directives; (iv) layout of the aircraft amongst operators of particular aircraft; and (vii) any renegotiation of a lease on less favorable terms. Changes in the economic and public health situation, which can result in widespread travel restrictions and reduced travel demand at times, may have adverse effects on the value and liquidity of aircraft securitizations. To the extent an investment is collateralized or otherwise backed by assets in the aviation industry that are located outside the United States, such investment will be subject to the risks associated with non-U.S. investments, including risks of exposure to government restrictions, including confiscatory taxation, expropriation or nationalization of a company’s assets.

The realization of any of the foregoing risks with respect to aircraft or the airline industry generally will adversely affect the ability or perceived ability of obligors to make payments on aircraft-related debt securities, any of which will cause declines in the value of the securities and the receipt of payments therefrom.

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Interest Rate Risk. The Fund is subject to interest rate risk, which is the risk that the value of fixed-income instruments and other interest rate–sensitive securities held by the Fund will change in response to changes in prevailing interest rates. Generally, when interest rates rise, the values of fixed-rate securities and portfolios with longer average duration decline, and when interest rates fall, the values of such securities generally rise. The value of longer-term securities tends to fluctuate more in response to interest rate changes than the value of shorter-term securities. Changes in interest rates may also affect the ability of borrowers underlying the Fund’s investments to meet their payment or refinancing obligations, which could reduce the Fund’s net investment income and distributions to shareholders. Interest rate movements may lead to increased volatility and potential losses, and may also impact the Fund’s ability to meet its investment objectives. Declines in the value of fixed-income securities could adversely impact the Fund’s net asset value, and may also affect the Fund’s liquidity if significant shareholder redemptions or repurchase requests occur during periods of rising rates or declining bond prices. Additionally, if the Fund borrows money to finance shareholder redemptions, the interest on such borrowings will increase Fund expenses and reduce any net investment income, further impacting remaining shareholders.

To mitigate exposure to interest rate changes, the Fund may use hedging strategies, such as interest rate swaps, interest rate futures, and/or interest rate options. However, there is no guarantee these hedges will be implemented or, if implemented, will successfully mitigate the impact of interest rate changes on the Fund’s portfolio.

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Inflation Risk. The Fund is subject to inflation risk, which is the risk that the value of the Fund’s assets or the income the Fund generates from investments may be eroded over time as inflation reduces the purchasing power of money. Inflation may cause the real value of the Fund’s shares and distributions to decline, and can also affect interest rates, borrowing costs, and the broader economy. Unexpected or sustained increases in inflation may impact the performance of the Fund’s investments and reduce effective returns to shareholders. The Fund may not be able to fully offset the impact of inflation through its investment strategy, and there is no assurance that returns will keep pace with rising costs or inflationary pressures.

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Conflicts of Interest Risk. There are significant and potential conflicts of interest that could impact the Fund’s investment returns, including the potential for portfolio managers to devote unequal time and attention to the management of the Fund and any other accounts managed; allocate a limited investment opportunity among more than one client for whom the investment may be suitable; and acquire material non-public information or otherwise be restricted from trading in certain potential investments.

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Subsidiary Risk. The Fund may invest directly or indirectly through one or more Subsidiaries (including Wholly Owned Subsidiaries and JV Subsidiaries), which exposes the Fund to the risks associated with the Subsidiaries’ investments. These risks are generally the same as those described in this prospectus that apply to the Fund.

Subsidiaries will not be registered as investment companies under the 1940 Act and, therefore, will not be subject to all the investor protections of the 1940 Act. The Fund’s transactions with its Subsidiaries may be subject to the affiliated transaction restrictions under Section 17 of the 1940 Act, which may limit or restrict the Fund’s activities with respect to such Subsidiaries and may prevent the Adviser from taking actions that it would otherwise consider desirable, which could adversely affect the Fund. While the Fund may rely on available exemptions or seek exemptive relief to engage in transactions with its Subsidiaries, failure to comply with these requirements could result in regulatory challenges or limitations on the Fund’s ability to transact with its Subsidiaries. In addition to regulatory risks, changes in the laws of the United States or the laws of any jurisdiction in which a Subsidiary is formed could adversely impact the Fund’s operations. For example, changes in the interpretations of, or treatment with respect to, applicable federal tax laws could affect the Fund’s status as a RIC. Such changes could negatively impact the ability of the Fund and its Subsidiaries to operate as described, potentially resulting in adverse effects on the Fund’s performance, investment strategy, or tax status.

The use of Subsidiaries may introduce additional operational complexities, including oversight and compliance challenges, as well as risks related to the Fund’s ability to control or access Subsidiary assets, operations, and cash flows. These risks encompass, among other matters, structural and contractual limitations on the Fund’s ability to direct Subsidiary activities; increased burdens associated with monitoring, governance, and regulatory compliance across multiple entities and jurisdictions; and potential restrictions on information rights or transparency. In addition, covenants or other operative provisions in Subsidiary governing documents or financing arrangements may restrict the movement of funds, impose distribution priorities among stakeholders, or otherwise limit the Fund’s ability to efficiently access capital or realize value from Subsidiary investments. Collectively, these factors may adversely affect the Fund’s operational efficiency, liquidity management, financial flexibility, and the achievement of its investment objectives.

JV Subsidiaries specifically may involve shared or limited control, consent or blocking rights, supermajority provisions, tie-breaker mechanisms, capital call obligations, and transfer or hedging restrictions. These provisions may delay or otherwise impede the Fund’s ability to effectuate strategic or operational decisions, limit the Fund’s ability to exit or monetize its interest, require additional capital contributions at times or on terms that may be disadvantageous, or otherwise result in actions, inactions, or outcomes not aligned with the Fund’s objectives or preferences. For additional information regarding the risks associated with JV Subsidiaries, see “Minority Investments and Joint Venture Risk.”

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REIT Taxation/Qualification Risks. The Fund may invest in interest in REITs that are treated as an equity investment in REIT stock for U.S. federal income tax purposes. A REIT is a corporate entity eligible for special tax treatment with respect to the REIT and its shareholders under the Code. In general, a REIT is not subject to U.S. federal income tax at the entity level and distributions from a REIT are generally only subject to U.S. federal income tax by the shareholders receiving such distributions. However, the rules with respect to qualifying as a REIT are complex and require careful monitoring to ensure compliance. To the extent that an entity no longer qualifies as a REIT for U.S. federal income tax purposes, the entity would be subject to U.S. federal income tax at corporate rates. As one shareholder of a REIT, the Fund will likely have limited control over the operations of its REIT investments and whether the REIT meets the applicable requirements of a REIT under the Code would likely be outside the control and oversight of the Fund. In the event that the REIT in which the Fund has invested, ceases to be treated as a REIT for U.S. federal income purposes, the additional U.S. federal income tax burden would likely adversely impact the investment returns of that REIT and the Fund as a whole.

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Corporate and Other Debt Obligations Risks. The Fund may invest its assets in debt obligations, which include interests in loans to entities or their affiliates undertaken to finance a capital restructuring or in connection with recapitalizations, acquisitions, leveraged buyouts, refinancings or other financially leveraged transactions and may include loans that are designed to provide temporary or bridge financing to a borrower pending the sale of identified assets, the arrangement of longer-term loans or the issuance and sale of debt obligations. The Fund may also invest in financial instruments secured or backed by whole commercial, consumer and other loans and lease contracts. These loans may bear fixed or floating rates. Syndicated loans have generally been arranged through private negotiations between a corporate borrower and one or more financial institutions (“Lenders”), including banks. The Fund’s investment may be in the form of participations in loans (“Participations”) or of assignments of all or a portion of loans from third parties (“Assignments”). Borrowers may include corporations, partnerships, trusts and sovereigns (including Indian tribes) and their affiliates. Obligations of sovereigns and their affiliates may be difficult or impossible to enforce.

In certain cases, the rights and obligations acquired by the Fund through the purchase of an assignment may differ from, and be more limited than, those held by the assigning selling institution. Assignments are sold strictly without recourse to the selling institutions, and the selling institutions will generally make no representations or warranties to the Fund about the underlying loan, the borrowers, the documentation of the loans or any collateral securing the loans.

With respect to Participations, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. The Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan in which it has purchased a Participation, nor any rights of set-off against the borrower, and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the Participation. Thus, the Fund assumes the credit risk of both the borrower and the Lender that is selling the Participation. In addition, in connection with purchasing Participations, the Fund generally will have no role in terms of negotiating or effecting amendments, waivers and consents with respect to the loans underlying the Participations. In the event of the insolvency of the Lender, the Fund may be treated as a general creditor of the Lender and may not benefit from any set-off between the Lender and the borrower.

Investments in Participations and Assignments involves additional risks, including the risk of nonpayment of principal and interest by the borrower, the risk that any loan collateral may become impaired and that the Fund may obtain less than the full value for the loan interests sold because they may be illiquid. Purchasers of loans depend primarily upon the creditworthiness of the borrower for payment of interest and repayment of principal. If scheduled interest or principal payments are not made, the value of the instrument may be adversely affected. Participations may also have the risk that the counterparty to the Participation defaults or becomes insolvent.

Investments in loans through direct assignment of a financial institution’s interests with respect to a loan may involve additional risks. For example, if a loan is foreclosed, the Fund could become part owner of any collateral, in which case it would bear the costs and liabilities associated with owning and disposing of the collateral. In addition, it is conceivable that under emerging legal theories of lender liability, the Fund could be held liable as a co-lender.

A syndicated loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. Unless, under the terms of the loan or other indebtedness, the Fund has direct recourse against the borrower, the Fund may have to rely on the agent to apply appropriate credit remedies against a borrower. If assets held by the agent for the benefit of the Fund were determined to be subject to the claims of the agent’s general creditors, the Fund might incur certain costs and delays in realizing payment on the loan or loan participation and could suffer a loss of principal or interest.

Interests in loans are also subject to additional liquidity risks. Loans are generally subject to legal or contractual restrictions on resale. Loans are not currently listed on any securities exchange or automatic quotation system, but are traded by banks and other institutional investors engaged in loan syndication. As a result, no active market may exist for some loans, and to the extent a secondary market exists for other loans, such market may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. Consequently, the Fund may have difficulty disposing of Assignments or Participations in response to a specific economic event such as deterioration in the creditworthiness of the borrower, which can result in a loss. In such market situations, it may be more difficult for the Fund to assign a value to Assignments or Participations when valuing the Fund’s securities and calculating its net asset value.

The loans acquired by the Fund may be unsecured or undersecured. In addition, in the event of the insolvency of the selling institution, under the U.S. laws, the Fund may be treated as a general creditor of such selling institution, and may not have any exclusive or senior claim with respect to the selling institution’s interest in, or the collateral with respect to, a secured loan. Consequently, the Fund may be subject to the credit risk of the selling institution as well as of the borrower. Certain of the secured loans or loan participations may be governed by the law of a jurisdiction other than the United States which may present additional risks as regards the characterization under such laws of such participation in the event of the insolvency of the selling institution or the borrower.

The Fund may originate loans directly. Loan origination results in risks in addition to the acquisition of a loan and may accordingly subject the Fund to lender liability claims and additional regulation and taxation.

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Counterparty and Settlement Risks. Counterparty and settlement risk is the risk that the counterparty to a securities transaction (e.g., the issuer, seller, or buyer of a bond, derivative or other security), is, or is perceived as being, unable or unwilling to make timely interest, principal or settlement payments, or to otherwise honor its obligations. Transactions entered into directly between two counterparties (e.g., over-the-counter transactions, repurchase agreements, securities lending transactions, many derivatives contracts, and similar non-exchange traded securities) and transactions on foreign exchanges with few or no requirements for counterparties and intermediaries generally do not benefit from such protections and expose the parties to greater risk of counterparty default. Any such default by a trading counterparty could result in losses to the Fund due to the delay of settlement of a transaction or receipt of payments, loss of market gains or, in certain circumstances, loss of a portion or the full amount of the notional value of the transaction. If the creditworthiness of a counterparty to a transaction declines, the Fund may not receive payments owed under the terms of the transaction in full or in a timely manner, and the value of the applicable transaction can be expected to decline, either of which would result in losses. While counterparty and settlement risks apply to all securities transactions, the risks are lessened in U.S. exchange-traded transactions, which generally are backed by clearing organization guarantees, daily marking-to-market and settlement, and segregation and minimum capital requirements applicable to intermediaries. Nevertheless, these transactions and any other securities transactions that are cleared through an intermediary (e.g., a clearing broker or futures commission merchant) are subject to credit and liquidity risks of the intermediary. To the extent that the Fund, as buyer or seller of a security or debt instrument prepays for or pre-delivers a security or instrument, its counterparty risk is increased.

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Credit Default Swap Agreements Risks. The buyer of a credit default swap is obligated to pay the seller a periodic stream of payments over the term of the contract in return for one or more contingent payments upon the occurrence of a credit event with respect to one or more underlying reference obligations. Generally, a credit event means, (i) with respect to corporate reference obligations, bankruptcy, failure to pay and, in certain cases, restructuring, (ii) with respect to municipal or sovereign reference obligations, failure to pay, restructuring and, in certain cases, moratorium, and (iii) with respect to asset-backed security reference obligations, principal writedowns and interest shortfalls. If a credit event occurs under a swap referencing a corporate, sovereign or municipal reference obligation, the buyer typically receives the notional amount of the reference obligation subject to an obligation to physically deliver the notional amount of the reference obligation (or other permitted security) to the seller, which reference obligation (or other permitted security) may not be readily available to the buyer, in which case the buyer may forfeit its credit event payment. However, in many cases, the parties to the swap will agree to an industry-wide cash-settlement auction process. Following a credit event and the physical delivery or cash settlement thereof, a swap referencing a corporate, sovereign or municipal reference obligation will terminate. If a credit event occurs under a swap referencing an asset backed security reference obligation, the buyer typically receives a payment calculated by reference to the principal writedowns and interest shortfalls under a notional amount of the reference obligation. In certain cases, the buyer may be required to make a payment calculated by reference to a write-up or recovery under a notional amount of the reference obligation, which may relate to a credit event that occurred prior to the time that the buyer entered into the swap. Swaps referencing asset-backed security reference obligations do not terminate following a credit event thereunder. Entering into a credit default swap may require an upfront payment be made by the buyer or seller thereunder. Credit default swaps may be cleared or uncleared and the Fund may be either the buyer or seller of a cleared or uncleared credit default swap. If the Fund is a buyer and no credit event occurs, the Fund will have made payments under the swap and received nothing. The selling of credit default swaps involves additional risks to those posed by investing in the reference obligation directly, including the credit risk of the counterparty (or the credit risk of the relevant futures commission merchants and clearinghouses, in the case of cleared swaps). The Fund is exposed to the risk of a counterparty’s default (in the case of an uncleared transaction) or futures commission merchant’s or clearinghouse’s default (in the case of a cleared transaction). In addition to general market risks, credit default swaps are subject to liquidity risk, and may be more or less liquid than the underlying reference obligations.

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Credit Derivatives Risks. Credit derivatives are contracts that transfer price, spread and/or default risks of debt and other instruments from one party to another. Such instruments may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Fund. In addition, the Fund is subject to the credit risk associated with the underlying assets of a derivatives contract as well as the risk of counterparty default. As a result, the Fund’s use of derivatives could result in losses, which could be significant.

Credit derivatives used by the Fund may include one or more debtors. Payments under credit derivatives may be made during the exercise period of the contracts. Payments under many credit derivatives are triggered by credit events such as bankruptcy, default, restructuring, failure to pay, cross default or acceleration, etc. Such payments may be for notional amounts, actual losses or amounts determined by a formula.

The Fund may use derivatives for hedging or speculative purposes, and certain of the derivative investments in which the Fund may invest may, in certain circumstances, give rise to a form of financial leverage, which may magnify the risk of owning such instruments. The ability to successfully use derivative investments depends on the ability of the Adviser to predict pertinent market movements, which cannot be assured. In addition, amounts paid by the Fund as premiums and cash or other assets held in margin accounts with respect to the Fund’s derivative investments would not be available to the Fund for other investment purposes, which may result in lost opportunities for gain.

The market for credit derivatives is somewhat illiquid and there are considerable risks that it may be difficult to either buy or sell the contracts as needed or at reasonable prices. Sellers of credit derivatives carry the inherent price, spread and default risks of the debt instruments covered by the derivative instruments. Buyers of credit derivatives carry the risk of non-performance by the seller due to inability to pay. There are also risks with respect to credit derivatives in determining whether an event will trigger payment under the derivative and whether such payment will offset the loss or payment due under another instrument. In the past, buyers and sellers of credit derivatives have found that a trigger event in one contract may not match the trigger event in another contract, exposing the buyer or the seller to further risk. Credit derivatives may be cleared or uncleared. The Fund is exposed to the risk of a counterparty default (in the case of an uncleared transaction) or futures commission merchant’s or clearinghouse’s default (in the case of a cleared transaction).

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Currency Risks. The Fund’s investments that are denominated in a foreign currency are subject to the risk that the value of a particular currency will change in relation to one or more other currencies. Among the factors that may affect currency values are trade balances, the level of short-term interest rates, differences in relative values of similar assets in different currencies, long-term opportunities for investment and capital appreciation and political developments.

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Distressed Investments and Non-Performing Loans Risks. The Fund may invest in debt and equity securities, accounts and notes payable, loans, private claims, and other financial instruments and obligations of troubled obligors. While these investments may offer the potential for significant returns, they also involve a substantial degree of risk. The Fund may lose its entire investment in a troubled obligor, be required to accept cash or securities with a value less than its original investment, or be prohibited from exercising certain rights with respect to such investments. Troubled obligor investments may not generate any returns for an extended period of time, and funding a plan of reorganization introduces additional risks, including those related to equity ownership in the reorganized entity, which may not perform as expected.

Such investments may also face adverse effects from state and federal laws, including laws relating to fraudulent conveyances, voidable preferences, lender liability, and the discretionary powers of Bankruptcy Courts. For example, the Bankruptcy Court may disallow, subordinate, or disenfranchise particular claims, which could negatively impact the value of the Fund’s investment. Investments in securities or private claims of troubled obligors, particularly those made in connection with an attempt to influence a restructuring proposal or plan of reorganization in a bankruptcy case, may further expose the Fund to substantial litigation risks, increasing the complexity and costs associated with these investments.

The Fund may also invest significantly in companies involved in acquisition attempts, tender offers, workouts, liquidations, spin-offs, reorganizations, bankruptcies, or other special situations. In such cases, the Fund is exposed to the risk that the underlying transaction may be unsuccessful, take considerable time to complete, or result in a distribution of cash or securities with a value less than the purchase price paid by the Fund. There is also the possibility that an anticipated transaction will not occur at all, leaving the Fund in a position where it may need to sell its investment at a loss. These risks are heightened by the often speculative and uncertain nature of such transactions, where the outcome can be influenced by numerous factors outside the Fund’s control.

Because of the substantial uncertainty surrounding the outcomes of transactions involving troubled obligors or special situations, there is a significant risk that the Fund may lose its entire investment in such opportunities. These investments are inherently speculative and may require extensive time and resources to monitor, manage, and resolve. Additionally, the Fund’s ability to liquidate such investments on favorable terms may be limited, further amplifying the risks. As a result, these investments may introduce significant volatility and operational complexities to the Fund, potentially affecting its performance and ability to achieve its investment objectives.

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Extension Risks. Rising interest rates tend to extend the duration of securities, making them more sensitive to changes in interest rates. The value of longer-term securities generally changes more in response to changes in interest rates than shorter-term securities. As a result, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.

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Fixed-Income Instruments Risks. Changes in interest rates generally will cause the value of fixed-income instruments held by the Fund to vary inversely to such changes. Prices of longer-term fixed-income instruments generally fluctuate more than the prices of shorter-term fixed income instruments as interest rates change. In addition, a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates that incorporates a security’s yield, coupon, final maturity and call features, among other characteristics. For example, if a portfolio has a duration of three years, and interest rates increase (fall) by 1%, the portfolio would decline (increase) in value by approximately 3%. However, duration may not accurately reflect the true interest rate sensitivity of instruments held by the Fund and, therefore the Fund’s exposure to changes in interest rates.

Fixed-income instruments that are fixed-rate are generally more susceptible than floating rate instruments to price volatility related to changes in prevailing interest rates. The prices of floating rate fixed-income instruments tend to have less fluctuation in response to changes in interest rates, but will have some fluctuation, particularly when the next interest rate adjustment on such security is further away in time or adjustments are limited in amount over time. The Fund may invest in short-term securities that, when interest rates decline, affect the Fund’s yield as these securities mature or are sold and the Fund purchases new short-term securities with lower yields. Subordinated debt securities that receive payments of interest and principal after other more senior security holders are paid carry the risk that the issuer will not be able to meet its obligations and that the subordinated investments may lose value. An obligor’s willingness and ability to pay interest or to repay principal due in a timely manner may be affected by its cash flow.

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Floating or Variable Rate Securities Risks. Floating or variable rate securities pay interest at rates that adjust in response to changes in a specified interest rate or reset at predetermined dates (such as the end of a calendar quarter). Securities with floating or variable interest rates are generally less sensitive to interest rate changes than securities with fixed interest rates, but may decline in value if their interest rates do not rise as much, or as quickly, as comparable market interest rates. Conversely, floating or variable rate securities will not generally increase in value if interest rates decline. The impact of interest rate changes on floating or variable rate securities is typically mitigated by the periodic interest rate reset of the investments. Floating or variable rate securities can be rated below investment grade or unrated; therefore, the Fund relies heavily on the analytical ability of the Adviser. Lower-rated floating or variable rate securities are subject to many of the same risks as high yield securities, although these risks are reduced when the instruments are senior and secured as opposed to many high yield securities that are junior and unsecured. Floating or variable rate securities are often subject to restrictions on resale, which can result in reduced liquidity.

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Highly Volatile Markets Risks. The prices of financial instruments in which the Fund may invest can be highly volatile. Price movements of forward and other derivative contracts in which the Fund’s assets may be invested are influenced by, among other things, interest rates, changing supply and demand relationships, trade, fiscal, monetary and exchange control programs and policies of governments, and national and international political and economic events and policies. The Fund is subject to the risk of failure of any of the exchanges on which its positions trade and of the clearinghouses on which the positions are carried.

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High Yield Securities Risks. The Fund may invest in “high yield” bonds and preferred securities (commonly referred to as “junk bonds”) that are rated in the lower rating categories by the various credit rating agencies (or in comparable non-rated securities), which may include securities rated as low as “D” or unrated securities of comparable quality. Securities in the lower rating categories are subject to greater risk of loss of principal and interest than higher-rated securities and are generally considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal. They are also generally considered to be subject to greater risk than securities with higher ratings in the case of deterioration of general economic conditions. It is likely that a prolonged or deepening economic recession could adversely affect the ability of the issuers of such instruments to repay principal and pay interest thereon, increase the incidence of default for such instruments and severely disrupt the market value of such instruments. Because investors generally perceive that there are greater risks associated with lower-rated securities, the yields and prices of such securities may tend to fluctuate more than those for higher-rated securities. In addition, adverse publicity and investor perceptions about lower-rated securities, whether or not based on fundamental analysis, may be a contributing factor in a decrease in the value and liquidity of such lower- rated securities. Debt rated “D” is in default or is expected to default upon maturity of payment date. Such investments are inherently speculative and involve major risk exposure to adverse conditions.

Lower grade instruments, though higher yielding, are characterized by higher risk. The retail secondary market for lower grade instruments, which are often thinly traded or subject to irregular trading, may be less liquid than that for higher rated instruments. Such instruments can be more difficult to sell and to value than higher rated instruments because there is generally less public information available about such securities. As a result, subjective judgment may play a greater role in valuing such instruments. Adverse conditions could make it difficult at times for the Fund to sell certain instruments or could result in lower prices than those used in calculating the Fund’s NAV. Because of the substantial risks associated with investments in lower grade instruments, investors could lose money on their investment in the Fund, both in the short-term and the long-term.

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Private Placement Securities Risk. A private placement is a direct offering of securities that is exempt from registration under the Securities Act of 1933, generally made to a single or limited number of sophisticated investors (such as mutual funds, insurance companies, pension funds and accredited individual investors). Issuance is typically made by direct negotiation between an issuer and the investor(s), but may also be made with the assistance of a placement agent. Private placement debt securities may: (i) bear fixed or floating rates of interest; (ii) permit the issuer to increase the size of the issue at some future date; (iii) permit the issuer to extend or shorten the repayment date; (iv) be secured or unsecured; (v) or offer additional terms which are generally more flexible than those offered in the public market. Private placement debt securities are subject to all of the risks applicable to debt securities generally, as well as the risks described for applicable specific asset classes. In addition, because private placement securities are generally illiquid, purchases of such securities are subject to the risks of illiquid securities described below.

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Illiquid Securities Risks. The Fund may invest in illiquid securities, including fixed income securities that have little or no active trading market. These securities, if traded at all, exhibit irregular trading activity, wide bid/ask spreads and extended trade settlement periods, all of which make the securities difficult to value and generally reduce the proceeds received in a sale, especially in challenging or declining markets. These instruments may be corporate bonds, mortgage-backed and asset-backed instruments, and other debt securities, including restricted securities, subordinated, residual and equity interests in securitizations, as well as positions acquired or retained to satisfy credit risk retention requirements (whether the Fund participates as a securitization sponsor or as a qualified third party purchaser) and investments in JV Subsidiaries. These instruments are frequently unregistered, thinly or not traded, and subject to contractual and regulatory transfer and hedging restrictions, including minimum holding periods, no hedging/no transfer limitations (subject to limited permitted transactions), consent rights, restrictive legends, ongoing monitoring and certification obligations, and other covenants in transaction documents and risk retention undertakings. Such constraints increase illiquidity and market risk, materially limiting or precluding secondary sales or hedging for extended periods, particularly when the Fund believes sale or other disposition, or entry into an appropriate hedge related to the securities, is desirable. In the case of unregistered securities, the Fund may (where it has contractual rights) have to cause the security to become registered in order to dispose of the security; however, many risk retention and securitization interests cannot be readily registered or transferred without meeting specific regulatory and contractual conditions, any of which may delay or prevent sale. Secondary markets for these interests are generally limited, with a small pool of eligible buyers, and transaction parties (such as issuers, trustees or servicers) often have approval or notice rights that further constrain liquidity. The foregoing risks may result in the failure to receive proceeds equal to or approximating the fair value determined for the securities. In addition, liquidity risk may impair the Fund’s ability to meet Shareholder repurchase requests in quarterly interval tenders. The Fund may be forced to sell other, more liquid assets at inopportune prices to raise cash for repurchases or to satisfy margin calls, which could adversely affect performance and increase portfolio concentration and volatility. The Fund may also utilize borrowings to meet liquidity needs, which would increase expenses and could negatively affect Shareholders who do not tender.

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Market Risk. Investments in securities and other financial instruments are inherently subject to market risks, which can result in price fluctuations due to a variety of factors, including general economic, political, and market conditions, as well as specific developments impacting countries, sectors, industries, or individual issuers. Global conflicts, such as the ongoing Russia-Ukraine war, the Israel-Palestine crisis, and domestic political divisiveness in the United States, can exacerbate market instability, increase uncertainty, and heighten investor sensitivity to risk. Additionally, changes in government economic policies, interest rate movements, trade disputes, environmental disasters, military conflicts, acts of terrorism, and public health crises like the COVID-19 pandemic have historically disrupted financial markets, causing widespread volatility and declines in asset values. For example, the COVID-19 pandemic caused significant disruptions to global business activity, supply chains, and consumer behavior, resulting in market turbulence, reduced liquidity, and sharp declines in equity, credit, and fixed income markets. Periods of market stress can lead to high levels of shareholder redemptions, forcing the Fund to sell securities at inopportune times and potentially at unfavorable prices, which could further negatively impact the Fund’s net asset value (NAV). Certain securities may also become difficult to value during such times, compounding the challenges of managing the portfolio effectively. Convertible securities, such as warrants and convertible debt, are particularly sensitive to changes in prevailing interest rates, issuer credit quality, and call provisions, adding another layer of risk to the portfolio. Moreover, the value of securities generally declines during periods of adverse economic developments or negative investor sentiment, even when such conditions are not directly related to the underlying issuer. This inverse relationship between interest rates and the value of fixed income securities, coupled with the amplified sensitivity of longer-term securities, can lead to significant fluctuations in the Fund’s NAV. Political instability, whether domestic or global, such as contentious U.S. political environments or geopolitical conflicts, can further destabilize markets, increase volatility, and negatively affect the Fund’s investments. Turbulent financial markets, reduced market liquidity, and trading halts can severely impact issuers globally, potentially eroding the value of the securities held by the Fund. These risks may impair the Fund’s ability to execute its investment strategy effectively, limiting its capacity to meet its investment objectives and exposing it to rapid and severe declines in value. As a result, the Fund is vulnerable to market risks that may adversely affect its performance and the value of its investments, particularly during periods of heightened global and domestic uncertainty.

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Minority Investments and Joint Ventures Risk. The Fund’s investments in JV Subsidiaries and other entities where it holds a minority interest or shares control with one or more third parties (for example, through shared voting or decision-making rights) expose the Fund to the risk that the controlling party may make decisions or take actions not aligned with the Fund’s objectives or preferences, potentially leading to adverse consequences for the Fund’s investment. Similarly, the Fund may desire certain actions that the controlling party or other joint owners do not support or fail to take, resulting in missed opportunities or delayed actions that could have benefitted the Fund’s investment. These dynamics may reduce the Fund’s ability to influence the management or strategic direction of such entities, potentially leading to financial loss or impairing the Fund’s ability to achieve its investment objectives.

Cooperation among joint venture partners or co-investors on existing and future business decisions will be an important factor for the sound operation and financial success of any joint venture or other business in which the Fund is involved. In particular, a joint venture partner or co-investor may have economic or business interests or goals that are inconsistent with those of the Fund, and the Fund may not be in a position to limit or otherwise protect the value of one or more of the Fund’s investments. Disputes among joint venture partners or co-investors over obligations, expenses or other matters could have an adverse effect on the financial conditions or results of operations of the relevant businesses. In addition, the Fund may in certain circumstances be liable for actions of its joint venture partners. In certain cases, conflicts of interest may arise between the Fund and a joint venture partner, for example, because the joint venture partner has invested in a different level of the issuer’s capital structure or because the joint venture partner has different investment goals or timelines. There can be no assurance that a joint venture partner with divergent interests from the Fund will cause the joint venture to be managed in a manner that is favorable to the Fund.

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Non-Diversification Risk. The Fund is classified as “non-diversified” under the 1940 Act. A non-diversified fund is not limited by the 1940 Act with regard to the percentage of its assets that may be invested in the securities of a single issuer. Consequently, the securities of a particular issuer or a small number of issuers may constitute a significant portion of the Fund’s investment portfolio. This may adversely affect the Fund’s performance or subject the Fund’s Shares to greater price volatility than that experienced by more diversified investment companies.

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Non-Listed Closed-end Interval Fund; Liquidity Risks. The Fund is a non-diversified, closed-end management investment company structured as an “interval fund” and designed primarily for long-term investors. Closed-end funds differ from open-end management investment companies (commonly known as mutual funds) because investors in a closed-end fund do not have the right to redeem their shares on a daily basis. Unlike most closed-end funds, which typically list their shares on a securities exchange, the Fund does not currently intend to list the Shares for trading on any securities exchange, and the Fund does not expect any secondary market to develop for the Shares in the foreseeable future. Therefore, an investment in the Fund, unlike an investment in a typical closed-end fund, is not a liquid investment. The Fund is not intended to be a typical traded investment. Although the Fund, as a fundamental policy, will make quarterly offers to repurchase at least 5% and up to 25% of its outstanding Shares at NAV, the number of Shares tendered in connection with a repurchase offer may exceed the number of Shares the Fund has offered to repurchase, in which case not all of your Shares tendered in that offer will be repurchased. In connection with any given repurchase offer, it is possible that the Fund may offer to repurchase only the minimum amount of 5% of its outstanding Shares at the NAV of the applicable class of Shares. Hence, you may not be able to sell your Shares when or in the amount that you desire.

In addition, because the Fund’s investment objective and non-fundamental policies (including its policy to invest under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, in credit-related instruments) may be changed by a vote of the Board without the approval of Shareholders, in the event of such a change, you may hold an investment with a strategy you did not anticipate, with limited means by which to dispose of your investment in a timely manner.

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Non-U.S. Investments Risks. Investing in instruments of non-U.S. governments and companies, and non-U.S. properties and loans, including non-performing loans, which may be denominated in currencies other than the U.S. dollar and may be governed by laws of a foreign jurisdiction, and utilization of foreign currency forward contracts and options on foreign currencies, involve certain considerations comprising both risks and opportunities not typically associated with investing in securities of United States issuers. These considerations include changes in exchange rates and exchange control regulations, political and social instability, expropriation, imposition of non-U.S. taxes (including non-U.S. withholding taxes and transfer and stamp taxes), less liquid markets and less available information than are generally the case in the United States, higher transaction costs, less government supervision of exchanges, brokers and issuers, difficulty in enforcing contractual obligations, lack of uniform accounting and auditing standards, greater price volatility, and reliance on non-U.S. servicers and service providers.

The Fund may directly or indirectly hold loans from obligors located in non-U.S. jurisdiction. It may be more difficult and costly for the Fund to enforce the terms of loans against foreign obligors than obligors of loans in U.S. jurisdictions. Adverse economic conditions in such jurisdictions, as well as foreign exchange rate fluctuations may affect the ability and incentive of foreign obligors to make timely payments of principal and interest on their loans. Collection on purchased loans may also be affected by economic and political conditions in the country or region in which the obligor is located. Rights and remedies available to enforce loan obligations and any security interest relating thereto will depend on the relevant country’s laws, including insolvency laws and laws specifying the priority of payments to creditors, all of which laws may be significantly different from U.S. law. Accordingly, the actual rates of delinquencies, defaults and losses on non-U.S. loans could be higher than those experienced with loans to obligors located in the United States.

Investing in emerging markets can impose greater risk than investing in developed foreign markets. Governments of developing and emerging market countries may be more unstable as compared to those of more developed countries. Developing and emerging market countries may have less developed securities markets or exchanges and legal and accounting systems. It may be more difficult to sell securities at acceptable prices and security prices may be more volatile than in countries with more mature markets. Currency values may fluctuate more in developing or emerging markets. Developing or emerging market countries may be more likely to impose government restrictions, including confiscatory taxation, expropriation or nationalization of a company’s assets, and restrictions on foreign ownership of local companies. In addition, emerging markets may impose restrictions on the Fund’s ability to repatriate investment income or capital and, consequently, may adversely affect the operations of the Fund. Certain emerging markets may impose constraints on currency exchange and some currencies in emerging markets may have been devalued significantly against the U.S. dollar. For these and other reasons, the prices of securities in emerging markets can fluctuate more significantly than the prices of securities of companies in developed countries. The less developed the country, the greater effect these risks may have on the Fund.

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Options Risks. The purchase or sale of an option involves the payment or receipt of a premium by the investor and the corresponding right or obligation, as the case may be, either to purchase or sell the underlying security, commodity or other instrument for a specific price at a certain time or during a certain period. Purchasing options involves the risk that the underlying instrument will not change price in the manner expected, so that the investor loses its premium. Selling options involves potentially greater risk because the investor is exposed to the extent of the actual price movement in the underlying security rather than only the premium payment received (which could result in a potentially unlimited loss). Over-the-counter options also involve counterparty solvency risk.

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Portfolio Turnover Risks. The Fund’s annual portfolio turnover rate may vary greatly from year to year, as well as within a given year. The portfolio turnover rate is not considered a limiting factor in the execution of investment decisions for the Fund. High portfolio turnover may result in the realization of net short-term capital gains by the Fund which, when distributed to Shareholders, will be taxable as ordinary income. A high portfolio turnover may increase the Fund’s current and accumulated earnings and profits, resulting in a greater portion of the Fund’s distributions being treated as a dividend to the Fund’s Shareholders. In addition, a higher portfolio turnover rate results in correspondingly greater brokerage and other transactional expenses that are borne by the Fund.

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Prepayment Risks. Prepayment risk arises when borrowers repay the principal on fixed income securities, including loans, earlier than anticipated, typically during periods of declining interest rates. This risk is particularly significant for loan-heavy portfolios, where loans often include prepayment options that borrowers may exercise to refinance at lower rates. Early repayments reduce the duration of investments, causing the Fund to lose the benefit of the initially agreed-upon interest rate and forcing it to reinvest the returned principal at lower, less favorable rates, potentially diminishing the Fund’s yield and income. Moreover, prepayments can disrupt the Fund’s portfolio strategy by creating unpredictable cash flows, complicating liquidity management and asset allocation. In loan-heavy portfolios, simultaneous prepayments across multiple loans can amplify reinvestment challenges, particularly if replacement opportunities offer lower credit quality, longer maturities, or reduced yields. Certain loan types, such as residential mortgages or commercial loans, may be especially prone to prepayments during favorable rate environments, potentially introducing concentration risks if specific sectors or asset classes experience higher-than-expected prepayment activity. The unpredictability of prepayments and the difficulty of reinvesting prepaid amounts at comparable returns may reduce the Fund’s income and overall performance, making active monitoring, diversification, and risk management essential to mitigating the adverse effects of early principal repayments.

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Proprietary Models Risks. The Adviser carries out its investment process and risk control procedures, in part, by applying various trading models (including proprietary models) developed by it. These models are used to evaluate prospective investments, as well as to monitor and value existing holdings. The accuracy and effectiveness of these models cannot be guaranteed.

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Rating Agencies Risks. Rating agencies may fail to make timely changes in credit ratings and an issuer’s current financial condition may be better or worse than a rating indicates. In addition, rating agencies are subject to an inherent conflict of interest because they are often compensated by the same issuers whose securities they grade.

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Repurchase Offers Risks. As described under “Share Repurchase Program,” the Fund is an “interval fund” and, in order to provide liquidity to Shareholders, makes quarterly offers to repurchase between 5% and 25% of its outstanding Shares at NAV, pursuant to Rule 23c-3 under the 1940 Act. The Fund believes that these repurchase offers are generally beneficial to the Fund’s Shareholders, and repurchases generally will be funded from available cash or sales of portfolio securities. However, the repurchase of Shares by the Fund decreases the assets of the Fund and, therefore, may have the effect of increasing the Fund’s expense ratio. Repurchase offers and the need to fund repurchase obligations may also affect the ability of the Fund to be fully invested or force the Fund to maintain a higher percentage of its assets in liquid investments, which may harm the Fund’s investment performance. Moreover, diminution in the size of the Fund through repurchases may result in untimely sales of portfolio securities and may limit the ability of the Fund to participate in new investment opportunities or to achieve its investment objective. If the Fund uses leverage, repurchases of Shares may compound the adverse effects of leverage in a declining market. In addition, if the Fund borrows money to finance repurchases, interest on that borrowing will negatively affect Shareholders who do not tender their Shares by increasing Fund expenses and reducing any net investment income. If a repurchase offer is oversubscribed and the Fund determines not to repurchase additional Shares beyond the repurchase offer amount, or if Shareholders tender an amount of Shares greater than that which the Fund is entitled to purchase, the Fund will repurchase the Shares tendered on a pro rata basis, and Shareholders will have to wait until the next repurchase offer to make another repurchase request. Shareholders will be subject to the risk of NAV fluctuations during that period. Thus, there is also a risk that some Shareholders, in anticipation of proration, may tender more Shares than they wish to have repurchased in a particular quarter, thereby increasing the likelihood that proration will occur. The NAV of Shares tendered in a repurchase offer may fluctuate between the date a Shareholder submits a repurchase request and the Repurchase Request Deadline, and to the extent there is any delay between the Repurchase Request Deadline and the Repurchase Pricing Date. The NAV on the Repurchase Request Deadline or the Repurchase Pricing Date may be higher or lower than on the date a Shareholder submits a repurchase request. See “Share Repurchase Program.”

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Residential Mortgage Lending Market Risks. The residential mortgage market has been an attractive environment for finding value in securities, loans and other instruments. There can be no assurance that the Adviser will continue to be able to find value in such market.

Delinquencies, defaults and foreclosures on residential mortgage loans may affect the performance of collateralized debt obligations, asset backed securities and other securities, in particular residential mortgage securities that are backed by mortgage loans. Mortgage loans are generally made to borrowers with lower credit scores and are generally made with higher loan-to-value ratios than mortgage loans made to more creditworthy home buyers. Accordingly, mortgage loans backing residential mortgage securities are more sensitive to economic factors that could affect the ability of borrowers to pay their obligations under the mortgage loans backing these securities. A portion of CDO and asset backed securities’ collateral may consist of residential mortgage securities. A deterioration in the assets collateralizing the CDO, asset backed or other securities held by the Fund would negatively affect the cash flows of the collateral securities, and consequently the performance or market value of the Fund. Therefore, the Fund will be sensitive to the same economic factors that affect residential mortgage securities. Further, a portion of the collateral securities may consist of securities which include or have significant exposure to residential mortgage securities which were originated or are serviced (or both) by mortgage companies which are currently in bankruptcy proceedings or which are experiencing financial difficulties or regulatory enforcement actions which have restricted the ability of the lender or its affiliates to originate mortgage loans and may affect its ability to service or subservice mortgage loans.

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Reverse Repurchase Agreement Risks. The Fund may enter into reverse repurchase agreements with respect to its portfolio investments, subject to the investment restrictions set forth herein and applicable law. Reverse repurchase agreements involve the sale of securities held by the Fund with an agreement by the Fund to repurchase the securities at an agreed upon price, date, and interest payment. With respect to leverage incurred through reverse repurchase agreements and similar financing transactions, the Fund will comply with the requirements of Rule 18f-4 by either complying with the asset coverage requirements of Section 18 of the 1940 Act by combining the aggregate amount of indebtedness associated with all reverse repurchase agreements or similar financing transactions with the aggregate amount of any other senior securities representing indebtedness when calculating the asset coverage ratio or by treating all reverse repurchase agreements or similar financing transactions as derivative transactions.

The use of reverse repurchase agreements involves many of the same risks as leverage, since the proceeds derived from such agreements may be invested in additional securities, amplifying gains and losses. Reverse repurchase agreements involve the risk that the market value of the securities acquired in connection with the agreement may decline below the price of the securities the Fund has sold but is obligated to repurchase. Similarly, reverse repurchase agreements involve the risk that the market value of the securities retained by the Fund in lieu of sale may decline in price. If the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund’s obligation to repurchase the securities, and the Fund’s use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision. The Fund would bear the risk of loss to the extent that the proceeds of the reverse repurchase agreement are less than the value of the securities subject to such agreement.

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RIC-Related Risks of Investments Generating Non-Cash Taxable Income. Certain of the Fund’s investments will require the Fund to recognize taxable income in a taxable year in excess of the cash generated on those investments during that year. In particular, the Fund expects to invest in debt obligations that will be treated as having “market discount” and/or original issue discount (“OID”) for U.S. federal income tax purposes. Additionally, some of the CLOs in which the Fund invests may be considered passive foreign investment companies, or under certain circumstances, controlled foreign corporations. Because the Fund may be required to recognize income in respect of these investments before, or without receiving, cash representing such income, the Fund may have difficulty satisfying the annual distribution requirements applicable to RICs and avoiding Fund-level U.S. federal income and/or excise taxes. Accordingly, the Fund may be required to sell assets, including at potentially disadvantageous times or prices, raise additional debt or equity capital, make taxable distributions of its shares or debt securities, or reduce new investments, to obtain the cash needed to make these income distributions. If the Fund liquidates assets to raise cash, the Fund may realize gain or loss on such liquidations; in the event the Fund realizes net capital gains from such liquidation transactions, the Fund Shareholders may receive larger capital gain distributions than they would in the absence of such transactions.

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Risks of Not Being Treated as a “Publicly Offered Regulated Investment Company”. The Fund will be treated as a “publicly offered regulated investment company” (within the meaning of Section 67 of the Code) if either (i) shares of the Fund’s common stock and preferred stock (if any) collectively are held by at least 500 persons at all times during a taxable year, (ii) shares of the Fund’s common stock are treated as regularly traded on an established securities market or (iii) shares of the Fund’s common stock are continuously offered pursuant to a public offering (within the meaning of Section 4 of the Securities Act of 1933, as amended (the “Securities Act”)). The Fund cannot assure you that it will be treated as a publicly offered regulated investment company for all years. If the Fund is not treated as a publicly offered regulated investment company for any calendar year, each U.S. stockholder that is an individual, trust or estate will be treated as having received a dividend from the Fund in the amount of such U.S. stockholder’s allocable share of the management fees and certain of the Fund’s other expenses for the calendar year, and these fees and expenses will be treated as miscellaneous itemized deductions of such U.S. stockholder, provided however, that miscellaneous itemized deductions generally are not deductible by a U.S. stockholder that is an individual, trust or estate.

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Risks Relating to the Fund’s RIC Status. To qualify and remain eligible for the special tax treatment accorded to a RIC and its shareholders under the Code, the Fund must meet certain source-of-income, asset diversification and annual distribution requirements. Very generally, to qualify as a RIC, the Fund must derive at least 90% of its gross income for each taxable year from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, net income from certain publicly traded partnerships or other income derived with respect to its business of investing in stock or other securities. The Fund must also meet certain asset diversification requirements at the end of each quarter of each of its taxable years. Failure to meet these diversification requirements on the last day of a quarter may result in the Fund having to dispose of certain investments quickly to prevent the loss of RIC status. Any such dispositions could be made at disadvantageous prices or times, and may result in substantial losses to the Fund. In addition, to be eligible for the special tax treatment accorded RICs, the Fund must meet the annual distribution requirement, requiring it to distribute with respect to each taxable year an amount at least equal to 90% of the sum of its “investment company taxable income” (generally its taxable ordinary income and realized net short-term capital gains in excess of realized net long-term capital losses, if any, and determined without regard to any deduction for dividends paid) and its net tax-exempt income (if any), to its Shareholders. If the Fund fails to qualify as a RIC for any reason and becomes subject to corporate tax, the resulting corporate taxes could substantially reduce its net assets, the amount of income available for distribution and the amount of its distributions. Such a failure would have a material adverse effect on the Fund and its Shareholders. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions to re-qualify as a RIC.

●	Sector Risks. To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

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Security Selection Risk. The Fund is actively managed and its performance may reflect the Adviser’s ability to make decisions which are suited to achieving the Fund’s investment objective. Due to its active management, the Fund could under perform other funds with similar investment objectives.

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Trading Curbs Risks. Certain exchanges or markets may impose trading restrictions, also referred to as circuit breakers, which limit or stop trading in certain instruments when certain thresholds have been crossed. When a trading restriction is imposed, the Fund may be unable to enter into or close out desired positions or effectively hedge its existing portfolio, including when the Fund trades paired positions in different markets and a trading restriction impacts only one leg of the paired position.

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Uncertain Tax Treatment Risks. The Fund may invest a portion of its net assets in below investment grade instruments. Investments in these types of instruments may present special tax issues for the Fund. U.S. federal income tax rules are not entirely clear about issues such as when the Fund may cease accruing interest, OID or market discount, when and to what extent deductions may be taken for bad debts or worthless instruments, how payments received on obligations in default should be allocated between principal and income and whether exchanges of debt obligations in a bankruptcy or workout context are taxable. These and other issues will be addressed by the Fund to the extent necessary to seek to ensure that it distributes sufficient income that it does not become subject to U.S. federal income or excise tax.

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Unrated Securities Risks. The Fund may purchase unrated securities which are not rated by a rating agency if the Adviser determines that the security is of comparable quality to a rated security that the Fund may purchase. Unrated securities may be less liquid than comparable rated securities and involve the risk that the Adviser may not accurately evaluate the security’s comparative credit rating. Analysis of creditworthiness of issuers of high yield securities may be more complex than for issuers of higher-quality debt securities. To the extent that the Fund purchases unrated securities, the Fund’s success in achieving its investment objective may depend more heavily on the Adviser’s creditworthiness analysis than if the Fund invested exclusively in rated securities.

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Money Market Fund Risk. An investment in a money market fund is not a bank deposit and is not insured or guaranteed by any bank or any government agency. It is possible for the Fund to lose money by investing in money market funds. The value of money market instruments may be affected by changing interest rates and by changes in the credit ratings of the investments held by the money market fund. If the liquidity of a money market fund’s portfolio deteriorates below certain levels, the money market fund may suspend redemptions and thereby prevent the Fund from selling its investment in the money market fund or impose a fee of up to 2% on amounts the Fund redeems from the money market fund. These measures may result in an investment loss or prohibit the Fund from redeeming shares when the Adviser would otherwise redeem shares.

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U.S. Government Securities Risks. The Fund may invest, directly or indirectly, in U.S. Government Obligations. “U.S. Government Obligations” include securities, which are issued or guaranteed by the U.S. Department of the Treasury (“U.S. Treasury”), by various agencies of the U.S. government, and by various instrumentalities, which have been established or sponsored by the U.S. government. U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. government. U.S. Treasury obligations include Treasury Bills, Treasury Notes, and Treasury Bonds. U.S. Government Obligations are subject to price fluctuations based upon changes in the level of interest rates, which will generally result in all those securities changing in price in the same way, i.e., all those securities experiencing appreciation when interest rates decline and depreciation when interest rates rise. Any guarantee of the U.S. government will not extend to the yield or value of the Fund’s shares. Some obligations issued or guaranteed by U.S. government agencies, instrumentalities or GSEs, including, for example, pass-through certificates issued by Ginnie Mae, are supported by the full faith and credit of the U.S. Treasury. Other obligations issued by or guaranteed by federal agencies or GSEs, such as securities issued by Fannie Mae or Freddie Mac, are supported by the discretionary authority of the U.S. government to purchase certain obligations of the federal agency or GSE, while other obligations issued by or guaranteed by federal agencies or GSEs, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury. The maximum potential liability of the issuers of some U.S. Government securities held by the Fund may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. It is possible that these issuers will not have the funds to meet their payment obligations in the future.

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Valuation Risk. Many of the Fund’s investments may be valued based on factors other than market quotations. While the Board retains ultimate authority as to the appropriate valuation of each such investment, pursuant to Rule 2a-5 under the 1940 Act, the Board has appointed the Adviser as the Fund’s valuation designee to make fair value determinations. Therefore, investments for which there are no readily available market quotations will be valued at fair value, as determined by the Adviser in good faith in accordance with the Adviser’s valuation procedures. The Adviser may utilize the services of third-party Pricing Services to make fair value determinations, however third-party pricing information may at times be unavailable regarding certain of the Fund’s investments. Fair valuation determinations are inherently uncertain, may fluctuate over short periods of time and may be based on estimates, uncertain information, assumptions, and/or inputs that rely on subjective determinations. Therefore, fair valuation determinations may differ materially from the values that would have been used if a ready market for these securities existed and may differ from the prices at which such investments may ultimately be sold. During times of market turmoil or reduced liquidity more of the Fund’s investments may be subject to fair valuation. There is no assurance that the Fund could sell or close out an investment for the value established for it at any time, and it is possible that the Fund would incur a loss because an investment is sold or closed out at a discount to the valuation established by the Fund at that time.

Other Risks Relating to the Fund

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Cybersecurity Risks. Cybersecurity refers to the combination of technologies, processes and procedures established to protect information technology systems and data from unauthorized access, attack or damage. The Fund and its respective affiliates and third-party service providers are subject to cybersecurity risks. Cybersecurity risks have significantly increased in recent years, and the Fund could suffer material losses relating to cyber attacks or other information security breaches in the future. The Fund’s and its respective affiliates’ and third-party service providers’ computer systems, software and networks may be vulnerable to unauthorized access, computer viruses or other malicious code and other events that could have a security impact. If one or more of such events occur, this potentially could jeopardize confidential and other information, including nonpublic personal information and sensitive business data, processed and stored in, and transmitted through, computer systems and networks, or otherwise cause interruptions or malfunctions in the Fund’s operations or the operations of its respective affiliates and third-party service providers. This could result in financial losses to the Fund and its Shareholders. These failures or breaches may also result in disruptions to business operations, potentially resulting in financial losses; interference with the Fund’s ability to calculate its NAV, process Shareholder transactions or otherwise transact business with Shareholders; impediments to trading; violations of applicable privacy and other laws; regulatory fines; penalties; reputational damage; reimbursement or other compensation costs; or additional compliance costs. In addition, substantial costs may be incurred in an attempt to prevent any cyber incidents in the future. The Fund has established risk management systems and business continuity plans designed to reduce the risks associated with cybersecurity. However, there is no guarantee that such efforts will succeed, especially since the Fund does not directly control the cybersecurity systems of issuers or third-party service providers. The Fund and its Shareholders could be negatively impacted as a result.

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Large Shareholder Transactions Risk. Shares of the Fund are offered to certain other investment companies, large retirement plans and other large investors. As a result, the Fund is subject to the risk that those Shareholders may purchase or request repurchase of a large amount of shares of the Fund. To satisfy such large Shareholder repurchase requests, the Fund may have to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. In addition, large purchases of Fund shares could adversely affect the Fund’s performance to the extent that the Fund does not immediately invest cash it receives and therefore holds more cash than it ordinarily would. Large Shareholder activity could also generate increased transaction costs and cause adverse tax consequences.

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Other Investment Companies Risks. To the extent the Fund invests in other investment companies, which may include investment companies that are part of the same group of investment companies as the Fund, the risks associated with such investments will generally reflect the risks of owning the underlying investments held by the investment companies. In addition to the brokerage costs associated with the Fund’s purchase and sale of the underlying securities, ETFs and mutual funds incur fees that are separate from those of the Fund. As a result, the Fund’s Shareholders will indirectly bear a proportionate share of the operating expenses of the ETFs and mutual funds, in addition to Fund expenses. Because the Fund is not required to hold shares of underlying funds for any minimum period, it may be subject to, and may have to pay, short-term redemption fees imposed by the underlying funds. ETFs are subject to additional risks such as the fact that the market price of its shares may trade above or below its NAV or an active market may not develop. The Fund has no control over the investments and related risks taken by the underlying funds in which it invests. The 1940 Act and the rules and regulations adopted under that statute impose conditions on investment companies which invest in other investment companies, and as a result, the Fund is generally restricted on the amount of shares of another investment company to shares amounting to no more than 3% of the outstanding voting shares of such other investment company.

In addition to risks generally associated with investments in investment company securities, ETFs are subject to the following risks that do not apply to traditional mutual funds. One such risk is the risk that the market price of an ETF’s shares may be above or below its NAV. For example, where all or a portion of an ETF’s underlying securities trade in a market that is closed when the market in which the ETF’s shares are listed and trading in that market is open, there may be changes between the last quote from its closed foreign market and the value of such security during the ETF’s domestic trading day. Additionally, in stressed market conditions, the market for an ETF’s shares may become less liquid in response to deteriorating liquidity in the markets for the ETF’s underlying portfolio holdings. Either of these can result in differences between the market price of the ETF’s shares and the underlying value of those shares. Furthermore, if securities underlying an ETF are traded outside of a collateralized settlement system, there are a limited number of financial institutions that may act as authorized participants that post collateral for certain trades on an agency basis (i.e., on behalf of other market participants). To the extent that those authorized participants exit the business or are unable to process creation and/or redemption orders and no other authorized participant is able to step forward to do so, there may be a significantly diminished trading market for the ETF’s shares. This could in turn lead to difference between the market price of the ETF’s shares and the Fund’s NAV.

Other risks of ETFs that do not apply to traditional mutual funds include the risk that: (i) an active trading market for an ETF’s shares may not develop or be maintained; (ii) the ETF may employ an investment strategy that utilizes high leverage ratios; (iii) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate; and (iv) underlying ETF shares may be de-listed from the exchange or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) may temporarily stop stock trading. In addition, purchases and redemptions of creation units primarily with cash, rather than through in-kind delivery of portfolio securities, may cause an ETF to incur certain costs. These costs could include brokerage costs or taxable gains or losses that the ETF might not have incurred if it had made redemption in-kind. These costs could be imposed on the ETF, and thus decrease the ETF’s net asset value, to the extent that the costs are not offset by a transaction fee payable by an authorized participant.

The Adviser may be subject to potential conflicts of interest in allocating the Fund’s assets to other investment companies, such as a potential conflict in selecting affiliated investment companies over unaffiliated investment companies.

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Regulatory and Legal Risks. U.S. and non-U.S. government agencies and other regulators regularly adopt new regulations and legislatures enact new statutes that affect the investments held by the Fund, the strategies used by the Fund or the level of regulation or taxation that applies to the Fund. These statutes and regulations may impact the investment strategies, performance, costs and operations of the Fund or the taxation of its Shareholders.

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Regulatory-Driven Dispositions Risk. The Fund may be required to sell, reduce, hedge, unwind, or otherwise modify investments in order to avoid, cure, or mitigate potential or actual violations of legal, regulatory, or contractual requirements. Such circumstances may include, without limitation, compliance with the 1940 Act and related requirements (including, without limitation, leverage limitations, restrictions on transactions with affiliates and rules related to the use of derivatives transactions), investment concentration or diversification parameters, tax requirements applicable to RICs (including asset and income tests and distribution requirements), and covenants, eligibility criteria, borrowing base tests, performance triggers, or other requirements contained in credit facilities, warehouse or loan accumulation arrangements, securitizations, or similar financing and transactional documents.

Dispositions or restructurings undertaken for compliance reasons may need to be executed during periods of market stress or reduced liquidity, and the Fund may be unable to trade in the desired size or timeframe. These actions can result in unfavorable pricing, wider bid/ask spreads, higher transaction costs, and realized losses. Compliance-driven sales can also alter the Fund’s risk profile by changing sector, issuer, or factor exposures, increasing concentration in remaining assets, or otherwise heightening volatility.

Such actions may have adverse tax and distribution consequences, including the acceleration of gains, limitations on the use of losses, or changes to the timing and character of distributions. To address compliance requirements, the Fund may be required to raise cash quickly, which could lead to the sale of more liquid or higher-quality assets first, potentially leaving a less liquid or riskier mix of holdings and compounding the effects of market volatility. Borrowings used to meet liquidity needs would increase expenses and may negatively affect shareholders who do not tender in repurchase offers.

Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]

DESCRIPTION OF CAPITAL STRUCTURE

Shares of Beneficial Interest

The Declaration of Trust authorizes the Fund’s issuance of an unlimited number of Shares of beneficial interest of each class. There is currently no market for Shares and the Fund does not expect that a market for Shares will develop in the foreseeable future. Pursuant to the Declaration of Trust and as permitted by Delaware law, Shareholders are entitled to the same limitation of personal liability extended to stockholders of private corporations organized for profit incorporated in the State of Delaware and therefore generally will not be personally liable for the Fund’s debts or obligations.

Share Classes

The Fund is offering an unlimited number of two classes of common shares of beneficial interest of the Fund on a continuous basis. The Fund began offering its common shares on December 28, 2018. As of October 23, 2023 the Fund simultaneously redesignated its outstanding and issued common shares of beneficial interest as Institutional Shares and created its Class A Shares, which commenced operations November 1, 2023.

The Fund has received exemptive relief from the SEC to, among other things, issue multiple classes of Shares and to impose asset-based distribution fees and early-withdrawal fees as applicable. An investment in any Share class of the Fund represents an investment in the same assets of the Fund. However, the minimum investment amounts, sales loads, if applicable, and ongoing fees and expenses for each Share class may be different. The fees and expenses for the Fund are set forth in “Summary of Fund Fees and Expenses.” The Fund may offer additional classes of shares in the future. Until the Fund registers a new share class, the Fund will only offer the Institutional Shares and Class A Shares.

Shares

Under the terms of the Declaration of Trust, all Shares, when consideration for Shares is received by the Fund, will be fully paid and nonassessable. Distributions may be made to the holders of the Fund’s Institutional Shares and Class A Shares at the same time and in different per Share amounts on such Institutional Shares and Class A Shares if, as and when authorized and declared by the Board. Except as otherwise provided by the Trustees, Shares will have no preemptive or other right to subscribe to any additional Shares or other securities issued by the Fund, and will be freely transferable, except where their transfer is restricted by law or contract. The Declaration of Trust provides that the Board shall have the power to repurchase or redeem Shares. In the event of the Fund’s dissolution, after the Fund pays or adequately provides for the payment of all claims and obligations of the Fund, and upon the receipt of such releases, indemnities and refunding agreements deemed necessary by the Board, each Share will be entitled to receive, according to its respective rights, a pro rata portion of the Fund’s assets available for distribution for the applicable class, subject to any preferential rights of holders of the Fund’s outstanding preferred Shares, if any. Each whole Share will be entitled to one vote as to any matter on which it is entitled to vote and each fractional Share will be entitled to a proportionate fractional vote. However, to the extent required by the 1940 Act or otherwise determined by the Board, classes of the Fund will vote separately from each other. Shareholders shall be entitled to vote on all matters on which a vote of Shareholders is required by the 1940 Act, the Declaration of Trust or a resolution of the Board. There will be no cumulative voting in the election of Trustees. Under the Declaration of Trust, the Fund is not required to hold annual meetings of Shareholders. The Fund only expects to hold Shareholder meetings to the extent required by the 1940 Act or pursuant to special meetings called by the Board or a majority of Shareholders.

Preferred Shares and Other Securities

The Declaration of Trust provides that the Board may, subject to the Fund’s investment policies and restrictions and the requirements of the 1940 Act, authorize and cause the Fund to issue securities of the Fund other than Shares (including preferred Shares, debt securities or other senior securities), by action of the Board without the approval of Shareholders. The Board may determine the terms, rights, preferences, privileges, limitations and restrictions of such securities as the Board sees fit.

Preferred Shares could be issued with rights and preferences that would adversely affect Shareholders. Preferred Shares could also be used as an anti-takeover device. Every issuance of preferred Shares will be required to comply with the requirements of the 1940 Act. The 1940 Act requires, among other things, that (i) immediately after issuance of preferred Shares and before any distribution is made with respect to the Shares and before any purchase of Shares is made, the aggregate involuntary liquidation preference of such preferred Shares together with the aggregate involuntary liquidation preference or aggregate value of all other senior securities must not exceed an amount equal to 50% of the Fund’s total assets after deducting the amount of such distribution or purchase price, as the case may be; and (ii) the holders of preferred Shares, if any are issued, must be entitled as a class to elect two Trustees at all times and to elect a majority of the Trustees if distributions on such preferred Shares are in arrears by two years or more. Certain matters under the 1940 Act require the separate vote of the holders of any issued and outstanding preferred Shares.

Outstanding Securities

The following table sets forth information about the Fund’s outstanding Shares as of February 2, 2026:

Title of Class	Amount Authorized	Amount Held by the Fund for its Own Account	Amount Outstanding Exclusive of Amount Held by the Fund for its Own Account
Institutional Shares	Unlimited	None	19,804,194.24
Class A Shares	Unlimited	None	1,120,321.03

Limitation on Liability of Trustees and Officers; Indemnification and Advance of Expenses

Pursuant to the Declaration of Trust, Trustees and officers of the Fund will not be subject in such capacity to any personal liability to the Fund or Shareholders, unless the liability arises from bad faith, willful misfeasance, gross negligence or reckless disregard for the Trustee’s or officer’s duty.

Except as otherwise provided in the Declaration of Trust, the Fund will indemnify and hold harmless any current or former Trustee or officer of the Fund against any liabilities and expenses (including reasonable attorneys’ fees relating to the defense of any claim, action, suit or proceeding with which such person is involved or threatened), while and with respect to acting in the capacity of a Trustee or officer of the Fund, except with respect to matters in which such person did not act in good faith in the reasonable belief that his or her action was in the best interest of the Fund. In accordance with the 1940 Act, the Fund will not indemnify any Trustee or officer for any liability to which such person would be subject by reason of his or her willful misfeasance, bad faith, gross negligence or reckless disregard of the duties of his or her position. The Fund will provide indemnification to Trustees and officers prior to a final determination regarding entitlement to indemnification as described in the Declaration of Trust.

The Fund has entered into the Investment Advisory Agreement with Axonic. The Investment Advisory Agreement provides that, in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard for its obligations and duties thereunder, the Adviser is not liable for any error of judgment or mistake of law or for any loss the Fund suffers.

Pursuant to the Declaration of Trust, the Fund will advance the expenses of defending any action for which indemnification is sought if the Fund receives an undertaking by the indemnitee which provides that the indemnitee will reimburse the Fund unless it is subsequently determined that the indemnitee is entitled to such indemnification.

Number of Trustees; Appointment of Trustees; Vacancies; Removal

The Declaration of Trust provides that the number of Trustees shall be no less than two and no more than 10, as determined in writing by a majority of the Trustees then in office. As set forth in the Declaration of Trust, a Trustee’s term of office shall continue until his or her death, resignation or removal. Subject to the provisions of the 1940 Act, individuals may be appointed by the Trustees at any time to fill vacancies on the Board by the appointment of such persons by a majority of the Trustees then in office. Each Trustee shall hold office until his or her successor shall have been appointed pursuant to the Declaration of Trust. To the extent that the 1940 Act requires that Trustees be elected by Shareholders, any such Trustees will be elected by a plurality of all Shares voted at a meeting of Shareholders at which a quorum is present.

The Declaration of Trust provides that any Trustee may be removed (provided that after the removal the aggregate number of Trustees is not less than the minimum required by the Declaration of Trust) (i) with or without cause, by at least two-thirds (66 2/3%) of the remaining Trustees; or (ii) with or without cause, at any meeting of Shareholders, by at least two-thirds (66 2/3%) of the outstanding shares of the Trust.

Action by Shareholders

The Declaration of Trust provides that Shareholder action can be taken only at a meeting of Shareholders or by unanimous written consent in lieu of a meeting. Subject to the 1940 Act, the Declaration of Trust or a resolution of the Board specifying a greater or lesser vote requirement, the affirmative vote of a majority of Shares present in person or represented by proxy at a meeting and entitled to vote on the subject matter shall be the act of the Shareholders with respect to any matter submitted to a vote of the Shareholders.

Amendment of Declaration of Trust and By-Laws

Subject to the provisions of the 1940 Act, and except as specifically provided in Article VIII, Section 5 of the Declaration of Trust, the Board may amend, restate or otherwise supplement the Declaration of Trust without any vote of Shareholders. Pursuant to the Declaration of Trust and By-Laws, the Board has the exclusive power to restate, amend, supplement or repeal the By-Laws or adopt new By-Laws at any time solely by a majority vote of the Trustees (and not by a vote of the Shareholders).

No Appraisal Rights

In certain extraordinary transactions, some jurisdictions provide the right to dissenting Shareholders to demand and receive the fair value of their Shares, subject to certain procedures and requirements set forth in such statute. Those rights are commonly referred to as appraisal rights. The Declaration of Trust provides that Shares shall not entitle Shareholders to appraisal rights.

Conflict with Applicable Laws and Regulations

The Declaration of Trust provides that if and to the extent that any provision of the Declaration of Trust conflicts with any provision of the 1940 Act, the provisions under the Code applicable to the Fund as a RIC or other applicable laws and regulations, the conflicting provision shall be deemed never to have constituted a part of the Declaration of Trust; provided, however, that such determination shall not affect any of the remaining provisions of the Declaration of Trust or affect the validity of any action taken or omitted to be taken prior to such determination.

Outstanding Securities [Table Text Block]

The following table sets forth information about the Fund’s outstanding Shares as of February 2, 2026:

Title of Class	Amount Authorized	Amount Held by the Fund for its Own Account	Amount Outstanding Exclusive of Amount Held by the Fund for its Own Account
Institutional Shares	Unlimited	None	19,804,194.24
Class A Shares	Unlimited	None	1,120,321.03

Commercial Mortgage-Backed Securities Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
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Commercial Mortgage-Backed Securities Risks. The Fund may invest in tranches of CMBS transactions, ranging from the most senior tranches to the most subordinated tranches, including unrated tranches. The collateral underlying CMBS typically consists of mortgage loans secured by income-producing properties or other CMBS. The performance of a commercial mortgage loan, as well as the market value of the underlying property, is primarily dependent on the net operating income (NOI) generated by the property. Consequently, the success (or lack thereof) of management and operation of properties’ related businesses (e.g., leasing, rents, expense management, maintenance, capital improvements, and other aspects of generating net income from underlying properties) directly influence the likelihood of loan delinquencies and defaults, and the severity of potential losses. Where delinquencies and defaults reduce payments on CMBS, the degree to which investors are affected depends on the seniority or subordination of the tranche in which the investor invested (i.e., more senior tranches will experience less loss, and more junior tranches will experience greater losses, up to (in each case) the entire amount of investment).

Numerous factors may impact the performance and market value of commercial properties, including, but not limited to: occupancy rates, rental rates, tenant mix, the success (or lack thereof) of tenant businesses, property location, physical condition, market competition, interest rate movements, real estate taxes, operational expenses, general or local economic conditions, industry-specific downturns, real estate market value movements, changes in adjacent and nearby properties, governmental regulations, government decisions, government fiscal policies, civil disturbances, social unrest, terrorist acts, acts of God, and insurance coverage (or the lack or insufficiency thereof). Adverse developments in any one or more of these factors may adversely affect the performance and market value of commercial properties, increasing the risk of delinquency and default on loans underlying CMBS. Moreover, in the event that collection issues arise, the ability to realize upon the rights and collateral securing the loans underlying CMBS may be constrained by legal limitations, such as bankruptcy laws, state foreclosure statutes, and rights of redemption, any one or all of which may hinder creditor remedies in cases of default.

Many commercial mortgage loans are structured with substantial principal amounts due at maturity, rather than being fully amortized over the loan term. As a result, the repayment of principal often depends on the borrower’s planning and ability to make these payments at maturity. Delinquencies or defaults may occur because borrowers fail to appropriately plan for payments at maturity or use funds otherwise available for other purposes, or because the borrower’s plans included new financing or refinancing that borrower is not able to secure as and when maturity payments become due (e.g., because the performance or market value, or both, of the applicable property has declined, is declining or is expected to decline or lender advance rates have declined).

Avoiding or minimizing losses on loans underlying CMBS often depend on the resolution of distressed or defaulted loans, which may include the pursuit of negotiated settlements or restructurings with borrowers. In these cases, the delinquent borrowers may not have the financial or business resources (e.g., due to issues with the performance or market value of the underlying commercial property), or otherwise may be unwilling to, enter into appropriate arrangements to resolve the borrowers’ distressed or defaulted loans. Notwithstanding the foregoing, borrowers that enter into arrangements to satisfy problem loans may be unable to meet the terms of the arrangement, either because the benefits of the arrangement are not sufficient for the borrower to return to, or maintain, borrower’s payment obligations, resulting in losses or further losses. In the case that borrowers are unable or unwilling to enter into negotiated settlements or restructurings, or such negotiated settlements or restructurings are not successful, avoiding or minimizing further losses will depend on additional efforts to resolve the distressed or defaulted loans, up to and including sale of the mortgage note or underlying commercial property, or, if an appropriate arrangement cannot be reached with the borrower, foreclosure on the loan.

While foreclosure or a deed in lieu of foreclosure followed by the liquidation of the collateral property may be necessary (particularly since most commercial property loans underlying CMBS are non-recourse, or effectively non-recourse, to the borrowers), foreclosure proceedings are costly, time-consuming, and subject to delays caused by litigation, bankruptcy or other factors. The ultimate recovery from foreclosure depends on numerous factors, such as minimizing costs incurred in the process, effective promotion and implementation of a foreclosure sale, and factors that affect performance and market value of the property (see above), any of which may deter third parties from purchasing the property at a foreclosure sale or reduce the price they are willing to pay, potentially leaving insufficient proceeds to satisfy the obligations of the related CMBS.

In some cases where loans underlying CMBS become delinquent or defaulted, the borrowers may use revenues from the commercial properties for purposes such as making payments to other creditors, maintaining insurance coverage, paying taxes, or funding property maintenance, instead of making interest or principal payments. In these cases, the diverted revenues are generally not recoverable unless a court appoints a receiver to take control of the collateral’s cash flow. Accordingly, diverted funds are not likely to be made available to satisfy delinquent obligations on loans underlying CMBS.

The Fund’s investments in SASB CMBS magnify the foregoing risks, as SASB CMBS may be more susceptible to concentration risk, property-specific issues, and borrower credit deterioration compared to diversified CMBS pools.

Concentration in Certain Mortgage-Related Assets Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
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Concentration in Certain Mortgage-Related Assets Risk. The Fund’s investments in mortgage-related assets, including private mortgage loans, RMBS (agency and non-agency), CMBS, CDOs, CLOs, and other mortgage-backed securities, introduces significant risks, including, without limitation, risks associated with lending and debt securities generally, investments in real estate generally, and similar risks described above and below. The Fund’s concentration in mortgage-related investments magnifies these risks, as the Fund’s performance will be disproportionately impacted by adverse developments in the commercial real estate market, the housing market, interest rates, or similar changes that reduce the values of real estate-related debt positions. These magnified risks may be realized rapidly if and when credit quality (or the perception of credit quality in the market) deteriorates within the mortgage sector generally or in one or more mortgage sub-sectors in which the Fund’s investments are concentrated. See additional mortgage-related risk factors, including, without limitation, “Interest Rate Risks” and “Credit Risks” under this “Types of Investments and Related Risks, Principal Risks of Investing in the Fund” section for a more thorough discussion of risk factors that may heighten the vulnerabilities associated with the Fund’s concentration in mortgage-related assets and, as a result, increasing the decline in the Fund’s value relative to other credit-focused funds that do not concentrate their investments on real estate-backed lending assets.

Direct Lending/Origination Risk, Generally [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
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Direct Lending/Origination Risk, Generally. The Fund may invest in loans or privately placed debt securities, which may be either directly or indirectly originated by the Fund or purchased from originators. If the Fund is the sole lender or investor in privately offered debt, it will hold a promissory note or an equivalent instrument and bear the expense of servicing the associated debt. This includes activities such as determining or monitoring the security for the debt and, if necessary, pursuing legal action to foreclose on the secured position. In such cases, the Fund assumes risks related to the impairment of the security, foreclosure expenses, and the possibility that foreclosure proceeds may fail to cover unpaid principal or interest. The Fund’s exposure to a direct loan, whether originated or purchased, may exceed the exposure associated with similar investments acquired in the secondary market from a third-party issuer and servicer. Direct loans or privately placed debt securities generally carry greater risks than syndicated or publicly offered debt, as the responsibility and cost of collection and foreclosure, if necessary, rest solely on the holder of the debt. Various market and economic factors may negatively impact the value of loans and privately placed debt securities, including the availability of investment opportunities, fluctuations in interest rates, access to adequate short- and long-term financing, conditions in financial markets, and overall economic conditions. Additionally, the illiquidity and inefficiency inherent in private lending and private debt securities markets can further affect the valuation and performance of these investments. Competition for the origination or acquisition of loans and private debt securities may drive up the price of such assets or make it more challenging to identify and execute desirable investment opportunities. This competitive environment may limit the Fund’s ability to achieve favorable terms or fully implement its investment strategy.

Direct Lending/Origination Risk - Lending Licensing and Compliance Risk [Member]
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Direct Lending/Origination Risk – Lending Licensing and Compliance Risk. Many states and localities require entities that make, broker, service, collect, or enforce commercial or residential loans, or that hold or purchase certain high-rate consumer obligations, to be licensed or registered and to comply with usury limits, disclosure and fee restrictions, fair lending, data and privacy, debt collection, foreclosure, and reporting requirements. Whether a particular license is required can be highly fact-specific and may turn on the type of loan or collateral, the borrower’s and collateral’s location, the scope of the Fund’s activities (including servicing, collecting, or enforcing), and evolving legal doctrines (for example, “true lender” or assignee liability concepts). Applicable standards can change through new statutes, regulations, guidance, court decisions, or enforcement priorities.

When the Fund originates loans (directly or through subsidiaries), or acquires, holds, services, or collects loans, it may be required to obtain its own licenses, rely on third-party licenses, appoint licensed servicers, or restructure transactions. The Fund may also determine that licensing is not required in jurisdictions based on the terms of a transaction and the advice of legal counsel. There is no guarantee that applicable regulators will agree with the Fund’s determination. If the Fund’ licensing determinations are challenged, if requirements or licensing interpretation changes, or if a counterparty’s license lapses or is inadequate, regulators or private litigants may assert that loans are void or partially unenforceable, that interest and fees must be refunded or reduced, or that the Fund is subject to penalties, fines, treble or statutory damages, attorneys’ fees, or restitution. The Fund could receive subpoenas or civil investigative demands, be subject to examinations, investigations, enforcement actions, or consent orders, be required to cease or modify activities, transfer servicing, delay or be barred from exercising remedies or foreclosing, or incur substantial compliance costs. Achieving and maintaining licensure can be time-consuming and costly (e.g., bonding, background checks, staffing, policies and procedures) and may limit permissible rates, fees, and activities. Multi-state compliance increases operational complexity and cost, and reliance on third-party licenses or servicers introduces additional counterparty and operational risk. Any of the foregoing could reduce yields or cash flows, increase losses and expenses, impair liquidity, and adversely affect the Fund’s performance.

Whole Loan Risk [Member]
General Description of Registrant [Abstract]
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Whole Loan Risk. The Fund’s investments in whole loans, including commercial mortgage loans and non-qualified mortgages, involve the direct acquisition or origination of mortgage loans, where the Fund holds both beneficial and record ownership of the loans. These investments carry significant risks, including the potential for borrower delinquencies, defaults, and foreclosures. In the event of foreclosure, the proceeds generated from the sale of the underlying property may be insufficient to fully recover the Fund’s investment and associated costs, resulting in a loss. Foreclosure proceedings may also involve lengthy legal processes, additional costs, and uncertainty, further exacerbating the risk of loss. Loan restructurings or sales of distressed loans may result in further losses, as restructured loan terms may offer less favorable returns or require concessions from the Fund, and distressed sales may occur at prices below the loan’s carrying value. These risks are particularly pronounced in the context of non-qualified mortgages, which may involve borrowers with limited credit histories or other characteristics that increase the likelihood of default. Whole loans differ from other mortgage-related securities in that the Fund assumes direct exposure to the risks of the underlying loans rather than relying on a securitized structure that may provide credit enhancement or diversification. As a result, whole loan investments may expose the Fund to greater volatility and loss potential, as the performance of these loans is more directly tied to the financial stability of individual borrowers and the value of the underlying properties. Additionally, the performance of whole loans is influenced by broader economic, market, and real estate conditions. Declines in property values, rising interest rates, or economic downturns may increase the risk of borrower defaults and reduce the recoverable value of foreclosed properties. The Fund may also face liquidity risks, as whole loans are typically illiquid, making it more challenging to sell these assets quickly or at favorable prices in response to market changes. The specialized nature of whole loans requires careful underwriting, ongoing monitoring, and active management. Operational complexities, including servicing, property management, and legal proceedings, may introduce additional costs and challenges for the Fund. As a result, investments in whole loans may lead to increased volatility, reduced liquidity, and adverse impacts on the Fund’s net asset value and overall performance.

REIT Risks [Member]
General Description of Registrant [Abstract]
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REIT Risks. Investments in REITs and in securities of other companies principally engaged in the real estate industry subject the Fund to, among other things, risks similar to those of direct investments in real estate and the real estate industry in general. These include risks related to general and local economic conditions, possible lack of availability of financing and changes in interest rates or property values. The value of interests in a REIT may be affected by, among other factors, changes in the value of the underlying properties owned by the REIT, changes in the prospect for earnings and/or cash flow growth of the REIT itself, defaults by borrowers or tenants, market saturation, decreases in market rates for rents, and other economic, political, or regulatory matters affecting the real estate industry generally. REITs and similar non-U.S. entities depend upon specialized management skills, may have limited financial resources, may have less trading volume in their securities, and may be subject to more abrupt or erratic price movements than the overall securities markets. REITs are also subject to the risk of failing to qualify for favorable tax treatment under the Code. The failure of a REIT to continue to qualify as a REIT for tax purposes can materially and adversely affect its value. In addition, due to recent changes in tax laws, certain tax benefits of REITs may not be passed through to Fund shareholders. Some REITs (especially mortgage REITs) are affected by risks similar to those associated with investments in debt securities including changes in interest rates and the quality of credit extended.

Commercial and Residential Mortgages and Loans Risks [Member]
General Description of Registrant [Abstract]
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Commercial and Residential Mortgages and Loans Risks. Investing in loans, including commercial and residential mortgage loans, involves the general risks typically associated with traditional fixed-income securities, such as interest rate risk and credit risk, as well as additional risks including the risk of principal prepayment and risks inherent in real estate investments. These risks can affect individual mortgages or loans, as well as broader local, regional, national, or global markets, potentially leading to adverse effects on the performance and market value of applicable mortgages or loans. In unfavorable market conditions, delinquencies and losses on residential and commercial mortgage loans—particularly subprime and second-lien mortgage loans—generally increase. Declines or stagnation in commercial real estate, housing and other real property values typically exacerbate these delinquencies and losses.

As noted above and below, commercial and residential mortgage markets are subject to risks of decline in property values due to a number of different factors. The realization of any one or more of these factors creates unfavorable market conditions and reduced investor demand that further decreases liquidity in the secondary market for real estate properties and mortgage loans. This lack of liquidity may negatively impact market values and compound adverse market conditions, thereby further depressing market values, potentially on an accelerated basis. While the effects of a lack of liquidity may be observed in individual properties, the effects of illiquidity market-wide in geographic areas, market segments, or the real estate market as a whole may be more pronounced. In the case of rapid or widespread declines in real estate market sentiment, the value of real estate properties generally in the affected area, market segment or market as a whole will be adversely affected, potentially on an accelerated basis, regardless of the circumstances or prospects for any individual property. Mortgage and loan values may decline as applicable real estate values decline, potentially initiating, exacerbating or accelerating problem mortgages and loans. As mortgages or loans cease performing, the lender may face losses due to restructuring or, where restructuring is not available or fails, sales of underlying properties at discounts, or foreclosures, any of which may result in a shortfall on a mortgage or loan between the value generated through the amount realized on the collateral, and the costs and liabilities associated with owning, holding, or disposing of the property.

Rising interest rates generally extend the duration of fixed-rate mortgage-related assets, making them more sensitive to further changes in interest rates. This phenomenon, known as extension risk, can cause additional volatility, as individual mortgage holders are less likely to prepay their loans in rising rate environments. In addition, rising interest rates decrease the value of mortgages and loans carrying lower rates. Conversely, declining interest rates may incentivize borrowers to refinance or otherwise pay off their mortgages earlier than expected, reducing returns on the loans and creating reinvestment risk as proceeds are reinvested at lower prevailing rates. Mortgage-backed securities, particularly commercial loans and residential mortgages not backed by government guarantees, are highly sensitive to interest rate fluctuations, and even small changes can cause significant losses.

The Fund may face difficulties in disposing of loans, which typically do not trade in liquid markets and generally face limited demand from a relatively small universe of institutional investors even in positive market conditions. This lack of liquidity may reduce or inhibit the ability to sell loans and related instruments when it may be otherwise desirable to do so, such as during economic downturns, borrower credit deterioration, and market declines, and, in any event, will adversely affect the values realized from sales of mortgages and related instruments during such periods. The illiquidity of mortgages and associated instruments and properties also may make them difficult to value, potentially resulting in a misunderstanding of value or the mispricing of the same.

Investing in loans may expose the Fund to heightened levels of credit risk, call risk, settlement risk, and liquidity risk compared to other fixed-income instruments. Transactions involving loans may also involve greater costs due to restrictions on transfers, irregular trading activity, wide bid/ask spreads, and extended trade settlement periods. These factors may make it more challenging for the Fund to make, acquire, dispose of, or accurately price loans. The Fund may not realize the full value of loans upon sale and may experience delays in receiving sale proceeds. Extended settlement periods for loan transactions may delay the availability of proceeds for reinvestment or meeting obligations, such as share repurchases, potentially forcing the Fund to sell other investments or borrow funds to raise cash.

The Fund may purchase U.S. residential mortgages that do not meet the Consumer Financial Protection Bureau’s (“CFPB”) definition of a qualified mortgage or similar definitions from other regulators, as well as qualified mortgages and secured or unsecured consumer loans. Non-qualified mortgages expose the lender or holder to borrower defenses and claims that may not be available to qualified mortgage borrowers, even if the lender or holder was not at fault. In addition, the CFPB’s rule-making authority and enforcement/oversight functions with respect to non-qualified mortgages is currently subject to significant uncertainty as recent regulatory policies and objectives have shifted, which could impact the value, availability or enforceability of non-qualified mortgages.

Purchasers and originators of residential mortgage loans or consumer loans may face enforcement actions by regulatory authorities, class action lawsuits by borrowers, or actions by governmental entities. The Fund may rely on third-party due diligence firms to assess whether loans are originated to acceptable standards. These firms are often exculpated from liability except in cases of fraud, leaving the lender or holder exposed to risks that may not be discovered for years. Borrowers may assert defenses to payment, including claims that loans violate usury laws or that the lender or holder lacks proper licenses to originate or hold the loans. Violations of these laws may void the enforceability of the loans, allow borrowers to recover prior payments, or subject the lender or holder to regulatory sanctions, penalties, and punitive damages.

The Fund performs due diligence before making or acquiring loans or related instruments, but due diligence is subject to a number of risks, such as reliance on data and representations from third party borrowers, sellers, sponsors and issuers, any of which may be incomplete or inaccurate. In addition, due diligence processes may fail to identify compliance issues or violations, borrower delinquencies, or defaults, potentially because the information provided and available is limited, dated or insufficient. The Fund is also subject to the risk that the information reviewed is missed, misunderstood or misinterpreted, or that the information available is inadequate to fully appreciate, evaluate and assess loans and related instruments. The Fund’s investments in mortgages and related instruments are also dependent on loan and similar servicing companies that may fail to adequately perform, fail to comply with applicable regulations or fail to meet processing or investor requirements, further increasing the risk of non-performance on serviced loans and related instruments. Where the Fund relied on representations, warranties and information provided in connection with diligence on loans and related instruments, counterparties and other involved third parties may be unwilling or unable to repurchase defective loans or pay damages for liabilities related to the same, regardless of their level of responsibility or judgments related to the same, particularly if the applicable parties are or become financially insolvent. Additionally, because loans may not be classified as “securities,” the Fund may not benefit from anti-fraud protections under federal securities laws, relying instead on contractual remedies, which may be limited.

The mortgage loans acquired by the Fund may be significantly concentrated in one or more specific states or regions, increasing exposure to localized economic downturns, disasters, or declines in property values. While any of the foregoing may develop or occur in any jurisdiction, properties in certain jurisdictions may face heightened risks from uninsurable hazards, such as earthquakes, floods, hurricanes, or wildfires. Similarly, government actions and policies, outbreaks, pandemics, terrorist actions and other unexpected developments or disasters may precipitate economic declines or issues particular to a geographic area or the U.S. generally. The realization or any one or more of the foregoing would likely cause declines in property values and increases in loan delinquencies and defaults that adversely affect individual loans and related instruments.

The Fund is subject to risks associated with servicers hired to manage collections and workouts on loans. Both default frequency and default severity of loans may depend in part upon the quality of the servicer. If servicers are not vigilant in encouraging borrowers to make their payments, the borrowers may be less likely to make these payments, which could result in a higher frequency of default. The failure of servicers to effectively service loans could materially and adversely affect the Fund. The Fund is also subject to credit risk associated with loan originators from whom the Fund acquires loans. Such originators may be thinly capitalized and may not be able to fulfil contractual obligations (e.g., buyback obligations) or may not have sufficient assets to satisfy claims for breach of a representation or warranty. Any such failure by an originator could materially and adversely affect the Fund.

The Fund may need to foreclose on certain of the loans it owns or acquires and may take title to the properties securing such loans. If the Fund does not or cannot sell a property, the Fund would then come to own and operate the property as “real estate owned” (REO). The Fund may also acquire REO properties, including through the purchase of pools of loans (such as pools of non-performing loan or residential transition loans) that include REO properties. Owning and operating real property involves costs and risks that are different than the risks faced in owning an asset secured by that property. Risks include including the risks associated with both the domestic and international general economic climates; local real estate conditions; risks due to dependence on cash flow; risks and operating problems arising out of the absence of certain construction materials; changes in supply of, or demand for, competing properties in an area (as a result, for instance, of overbuilding); the financial condition of tenants, buyers and sellers of properties; changes in availability of debt financing; energy and supply shortages; changes in the tax, real estate, environmental and zoning laws and regulations; various uninsured or uninsurable risks; natural disasters; and the ability of the Fund or third-party borrowers to manage the real properties. Costs incident to the ownership of real estate include the paying of expenses and taxes, maintaining such property and any improvements thereon, and ultimately disposing of such property. Real-estate related taxes may increase, and if these increases are not passed on to tenants (or there are no tenants), the Fund’s income will be reduced. Although some leases may permit pass through such tax increases to the tenants for payment, renewal leases or future leases may not be negotiated on the same basis. The costs associated with operating and redeveloping a property, including any operating shortfalls and significant capital expenditures, could materially and adversely affect the Fund’s results of operations, financial conditions and liquidity. In addition, the liquidation proceeds upon sale of the underlying real estate may not be sufficient to recover the Fund’s cost basis in the loan, resulting in a loss to the Fund. In order to ensure that income and fees earned from ownership of REO properties do not disqualify the Fund as a RIC for a failure to satisfy the source of income test, the Fund may be required to recognize the income from REO properties indirectly through one or more entities treated as corporations for U.S. federal income tax purposes. Such corporations will be subject to U.S. corporate income tax on their earnings, which ultimately will reduce the Fund’s return on such income and fees.

Asset-Backed Securities Risks [Member]
General Description of Registrant [Abstract]
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Asset-Backed Securities Risks. The Fund’s investments in asset-backed instruments are subject to risks similar to those associated with mortgage-related assets, as well as additional risks specific to the nature of the assets and the servicing of those assets. ABS are subject to credit risk, interest rate risk and, to a lesser degree, prepayment risk. ABS may also be subject to additional risks in that, unlike some mortgage-backed securities, ABS do not have the benefit of a security interest in the related collateral. Payment of principal and interest on asset-backed instruments may be largely dependent on the cash flows generated by the assets backing the instruments. Each type of ABS also entails unique risks depending on the type of assets involved and the legal structure used. For example, unsecured consumer loans are not secured by any collateral of the borrowers, rather the repayment of these loans is dependent upon the ability and willingness of the borrowers to repay and the ability of the borrowers to make payments on the loans may be affected by a variety of social and economic factors, making such assets particularly dependent upon the ability of the issuer and its service providers’ to effectively underwrite and service the underlying loans. ABS typically experience credit risk. There is also the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities because of the inability to perfect a security interest in such collateral.

Residential Mortgage-Backed Securities Risks [Member]
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Residential Mortgage-Backed Securities Risks. In addition to the risks associated with other asset-backed securities as described above, mortgage-backed securities are subject to the general risks associated with investing in real estate securities; that is, they may lose value if the value of the underlying real estate to which a pool of mortgages relates declines. Mortgage-backed securities may be issued by governments or their agencies and instrumentalities, such as, in the United States, Ginnie Mae, Fannie Mae and Freddie Mac. They may also be issued by private issuers but represent an interest in or are collateralized by pass-through securities issued or guaranteed by a government or one of its agencies or instrumentalities. In addition, mortgage-backed securities may be issued by private issuers and be collateralized by securities without a government guarantee. Such securities usually have some form of private credit enhancement.

The rate of prepayments on underlying mortgages affects the price and volatility of a mortgage-backed security, and may have the effect of shortening or extending the effective maturity beyond what was anticipated. Further, different types of mortgage-backed securities are subject to varying degrees of prepayment risk. Finally, the risks of investing in such instruments reflect the risks of investing in real estate securing the underlying loans, including the effect of local and other economic conditions, the ability of tenants to make payments, and the ability to attract and retain tenants.

Pools created by private issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments. Notwithstanding that such pools may be supported by various forms of private insurance or guarantees, there can be no assurance that the private insurers or guarantors will be able to meet their obligations under the insurance policies or guarantee arrangements. The Fund may invest in private mortgage pass-through securities without such insurance or guarantees. Any mortgage-backed securities that are issued by private issuers are likely to have some exposure to subprime loans as well as to the mortgage and credit markets generally. In addition, such securities are not subject to the underwriting requirements for the underlying mortgages that would generally apply to securities that have a government or government-sponsored entity guarantee, thereby increasing their credit risk. The risk of non-payment is greater for mortgage-related securities that are backed by mortgage pools that contain subprime loans, but a level of risk exists for all loans.

The Fund’s RMBS investments may also have exposure to jumbo mortgages, second-lien loans, nonqualified mortgages, and non-performing loans, among others, exposing the Fund to the particular risks associated with each of these types of assets. For example, for securities with exposure to nonperforming loans, the payments to investors will come predominately from sale and liquidation proceeds, rather than from monthly payments by borrowers. Current market conditions, governmental actions and other factors may cause substantial delays in the ability to foreclose upon or liquidate the loans and sell the underlying properties and may adversely affect investment returns.

Market factors adversely affecting mortgage loan repayments generally may include a general economic downturn, high unemployment, a general slowdown in the real estate market, a drop in the market prices of real estate, or an increase in interest rates resulting in higher mortgage payments by holders of adjustable rate mortgages.

Residential Transition Loan Risk [Member]
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Residential Transition Loan Risk. The Fund may have exposure to Residential Transition Loans (“RTLs”), also known as “fix and flip” loans. RTLs are generally shorter-term loans used to finance the acquisition, re-development or construction of single family or multi-family residential properties by borrowers aiming to improve and then sell the properties within a short timeframe. The borrowers’ ability to complete these necessary projects and sell the properties is subject to a variety of risks including weather, construction delays and the current state of the real-estate market in the applicable area in which the related property is located. There is a risk that a borrower may not be able to sell the property on attractive terms or at all once the property has been re-developed. Moreover, the borrower may experience difficulty in completing the re-development or construction of the property on schedule or at all, whether as a result of cost over-runs, construction-related delays or other issues, which may result in delays selling the property or an inability to sell the property at all. Since the borrower would typically use the proceeds of the sale of the property to repay the bridge loan, if any of the foregoing events were to occur, the borrower may be unable to repay its loan on a timely basis or at all, any of which could subject the Fund to losses. RTL loans are often for the purpose of financing construction, repairs or rehabilitation projects, and the properties are often in a general state of disrepair. In the event of foreclosure, a property may not be habitable or leasable and may only be able to be sold at a substantial discount to the original investment. To the extent permitted by the terms of the applicable loans, RTL borrowers may be entitled to request additional funds in connection with identified repair, construction or rehabilitation projects, which may require additional funding by the Fund. If a borrower is unable to satisfy the conditions in order to draw upon such unfunded commitments, the planned rehabilitation, renovation or construction of the underlying property may not be able to be completed and in turn the borrower may be unable to repay its obligations under the loan. Any failure to fund unfunded commitments when due with respect to the Mortgage Loans could result in claims by the borrower against the originator or lending party(s).

Due to their short term and the greater difficulty in recoupment in the event of a borrower’s default, these loans can be particularly illiquid. Unlike consumer-purpose residential mortgage loans, which often are underwritten to the standards of government-sponsored enterprises such as Fannie Mae or Freddie Mac, or are underwritten to qualify for U.S. government insurance or guaranty through the United States Department of Agriculture, Federal Housing Administration or Veterans Affairs, RTLs are originated for a commercial purpose to a borrower who may not qualify for traditional agency, government or private label non-agency products. Originating loans to borrowers that may not qualify for traditional agency, government or private label products and that may not meet the requirements of Fannie Mae or Freddie Mac may increase the risks associated with such loans and such loans may experience higher rates of delinquency than consumer-purpose residential loans.

Structured Investments Risks [Member]
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Structured Investments Risks. The Fund may invest in entities organized and operated for the purpose of restructuring the investment characteristics of other debt securities, which may include CDOs, CLOs, and CMOs. These investments typically consist of equity or subordinated debt securities issued by a private investment fund that invests, on a leveraged basis, in debt instruments, including primarily senior loans, high-yield bonds, mortgage-backed securities, and ABS, either directly or through total rate of return swaps or other credit derivatives. The cash flow from the underlying instruments may be apportioned among the newly issued securities to create securities with different investment characteristics, such as varying maturities, payment priorities, and interest rate provisions, and the extent of the payments made with respect to such securities is dependent on the extent of the cash flow on the underlying instruments. However, because the Fund will not own the underlying assets directly, it will not benefit from certain rights typically afforded to holders of those assets, such as indemnification and voting rights. Some of the loans underlying structured securities in which the Fund invests may be “covenant-lite” loans, which contain fewer or less restrictive constrains on the borrower than certain other types of loans. Covenant-lite loans lack traditional financial maintenance covenants that require borrowers to maintain certain financial ratios. Instead, these loans typically include only incurrence-

based covenants that restrict specific actions, such as the incurrence of additional debt. The absence of maintenance covenants may delay lenders’ ability to intervene in distressed situations, increasing the risk of loss. Covenant-lite loans may also create a higher risk of losses in the event of borrower default, as lenders have fewer contractual protections compared to loans with traditional covenants.

Exposure to structured finance securities entails a variety of risks, including credit risks, liquidity risks, prepayment risks, interest rate risks, market risks, operational risks, structural risks, geographical concentration risks, basis risks, and legal risks. Structured finance securities are also subject to the risk that the servicer of the underlying assets fails to perform its duties. These securities are further exposed to structural and execution risks related to how losses from the underlying loans affect both the issuing vehicle and investor returns. If borrowers fail to repay their loans, the issuing vehicle may not have enough cash to make full payments to investors. The structure of the collateral also impacts risk. Some securities are backed by a fixed pool of loans that do not change, while others allow new loans to be added over time. When new loans are introduced, there is a risk that their credit quality may be lower than the original loans. Additionally, the collateral may either revolve, meaning new loans replace maturing ones, or be closed-end, meaning the loan pool remains static and amortizes over time. Revolving structures add uncertainty because the performance of newly added loans may differ from the original ones. The structure of a securitization itself affects how and when investors are paid. In some transactions, any excess cash flows connected to underlying loans that remain after required payments have been made to investors may revert to the issuing entity instead of being distributed to investors such as the Fund. The timing of the issuer’s payments may also be uncertain—if borrowers repay underlying loans earlier or later than expected, or if defaults and foreclosures are higher than anticipated, the maturity of the security could be affected. Furthermore, the entity that provided or contributed the underlying loans may not be required to cover losses or provide financial support to the issuing vehicle in the event of such defaults and foreclosures. If the collateral underperforms and no support is required, investors like the Fund may experience losses.

Most structured investments are issued in multiple tranches categorized as senior, mezzanine, and subordinated (or “equity” or “first loss”) based on their degree of risk. The senior tranche has the greatest collateralization and the lowest credit risk but pays the lowest interest rate. Mezzanine tranches have a moderate level of risk and return, while subordinated or equity tranches are the most exposed to risk and offer the highest potential returns. If there are defaults or if the collateral underperforms, scheduled payments to senior tranches take precedence over those of mezzanine tranches, while payments to mezzanine tranches take precedence over those to subordinated or equity tranches. As a result, lower tranches—particularly subordinated and residual or equity tranches—are especially sensitive to the rate of defaults and losses in the collateral pool, as losses in the collateral pool are absorbed first by the equity tranche and subsequently by other subordinate tranches. The return on equity tranches depends primarily on residual interest payments, which are the funds left over after payments to higher tranches and expenses of the issuing entity. These tranches typically do not have a fixed interest rate and may be highly leveraged, significantly increasing the risk of loss.

Equity interests held by the Fund in structured finance entities are not secured by the assets of the structured product or guaranteed by any party. These equity interests rank behind all other creditors, including holders of senior and mezzanine tranches. Equity interests are typically subject to payment restrictions outlined in the indenture governing the senior tranches, meaning that scheduled payments may not be made in full or at all. Such investments are highly sensitive to defaults in the collateral pool and may result in total loss of the Fund’s investment. The leveraged nature of these equity interests magnifies the impact of changes in interest rates, collateral performance, and other risk factors, increasing the potential for significant losses. Equity interests in structured products are typically illiquid investments, subject to extensive transfer restrictions, and may lack a secondary market. No party is obligated to make a market for these interests, and the Fund may not be able to sell or transfer them at their fair value—or at all—if it determines to liquidate its position. The lack of liquidity in these instruments may prevent the Fund from responding promptly to market changes or adverse developments, potentially leading to further losses.

The Fund may invest in risk retention tranches of CMBS or other securitizations, which are residual interests initially retained by the sponsors of the securitizations pursuant to the credit risk retention requirements of Section 941 of the Dodd-Frank Act and the U.S. Risk Retention Rules. These tranches must typically be held unhedged for at least five years following the closing of the securitization. Even after the holding period expires, the illiquid nature of these investments may limit exit strategies, and there is no assurance that the Fund will be able to dispose of these positions at a desirable price or time. The U.S. Risk Retention Rules are subject to limited regulatory guidance, and interpretations of these rules by federal agencies—including the FDIC, OCC, Federal Reserve, SEC, HUD, and FHFA—may change over time. These regulatory uncertainties could adversely impact the Fund’s investments in risk retention tranches. When acting as a third-party purchaser of risk retention interests, the Fund may be required to execute Risk Retention Agreements containing representations, warranties, covenants, and indemnities. Breaches of these agreements may expose the Fund to legal claims and financial losses.

Securitization Risks [Member]
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Securitization Risks. The Fund may securitize certain of its assets or coordinate the securitization of third-party assets. If the Fund actively participates in structuring or forming a securitization, it may be deemed a “securitization sponsor” under applicable regulations. As a sponsor, the Fund may be subject to the U.S. Risk Retention Rules, which require sponsors to retain a portion of the credit risk associated with the securitization.

When the Fund acts as the sponsor of a securitization, the Fund will typically retain subordinated interests in the securitization. These subordinated interests are unsecured and rank behind all secured creditors, including holders of senior interests in the securitization. As such, the Fund will only receive cash distributions after all required payments on senior and other interests have been satisfied. The value of the Fund’s subordinated interests is particularly vulnerable to adverse conditions in the credit markets or defaults within the collateral pool. Any reduction in the value of the collateral pool reduces the value of the Fund’s subordinated interests. Additionally, the leveraged nature of these investments magnifies the impact of any losses, increasing the risk of significant or total loss of the Fund’s investment. The Fund’s subordinated interests may be illiquid, limiting the Fund’s ability to sell or transfer these interests in response to market disruptions or other adverse developments. The inability to liquidate such positions may exacerbate losses in periods of economic stress or credit market deterioration.

Acting as a securitization sponsor also exposes the Fund to potential liability claims from investors, regulators, or other securitization participants. These claims may include allegations under federal or state securities laws, particularly anti-fraud provisions, asserting material misstatements or omissions in connection with the offering of securities. Such litigation can involve substantial monetary damages, regulatory investigations, and enforcement actions, which may result in penalties, reputational harm, or operational restrictions. Additionally, the Fund may face indemnification obligations to third parties, such as underwriters, directors, officers, employees, placement agents, or affiliates involved in the securitization transaction. These obligations could require the Fund to advance legal costs or reimburse losses even if it is not ultimately found liable. Such expenses may significantly impact the Fund’s financial condition, cash flow, and operations. Even unproven allegations could damage the Fund’s reputation, reduce investor confidence, and impair its ability to conduct business, ultimately decreasing the value of the Fund’s securities.

In connection with debt securitizations sponsored or co-sponsored by the Fund, the Fund or a subsidiary may act as an originator or sponsor by acquiring or originating loans or other income-producing assets and borrowing money on a non-recourse basis against a legally separate pool of such assets. Typically, this involves transferring assets to a special purpose, bankruptcy-remote entity established solely for the purpose of holding such assets and issuing debt secured by them. The special purpose entity may issue notes or other debt instruments to institutional or other investors in private placements or capital market transactions. The Fund may hold equity interests or other first-loss positions in the securitization, which could result in a more concentrated risk of loss compared to the Fund’s overall portfolio. The Fund may incur liability to the special purpose entity or its investors, and the Fund’s first-loss or equity position may be subject to greater risk of loss due to subordination, market volatility, or underperformance of the underlying assets.

Securitizations may also impose financial and operational covenants that restrict the Fund’s business activities, potentially limiting its flexibility to manage its portfolio. Additionally, the 1940 Act may impose further restrictions on the structure of securitizations in which the Fund participates.

Accounting assessments for transfers, participations and securitizations are complex, subjective and may evolve over time. The Fund may not achieve derecognition of assets it sells, transfers or participates, or may be required to consolidate an issuer, special purpose vehicle, intermediate holding entity or JV Subsidiary (for example, where the Fund is deemed to have controlling rights or to be the primary beneficiary of a variable-interest entity). Consolidation (or a failure to derecognize transferred assets) can cause the Fund to reflect the securitization vehicle’s assets and liabilities on its financial statements, thereby increasing reported leverage and, in some cases, resulting in senior securities exposure for purposes of Section 18 of the 1940 Act. Changes in facts and circumstances, control or economic exposure, or changes in accounting interpretations, guidance or application could require consolidation (or re-consolidation after initial non-consolidation). If consolidation or failed derecognition were to cause the Fund to exceed applicable asset coverage or other limits, the Fund could be required to sell assets, unwind or restructure positions or otherwise take corrective actions, potentially at disadvantageous times or prices, to restore compliance, which could result in realized losses, reduced income and increased volatility. Consolidation can also trigger additional covenants, reporting and operational burdens and may affect tax treatment. See also Borrowing and Other Leverage Risks, Illiquid Securities Risks, and Regulatory-Driven Dispositions Risk.

Securitizations may involve one or more special purposes vehicles (SPVs), which could be structured as Real Estate Mortgage Investment Conduits (REMICs) or Real Estate Investment Trusts (REITs). In some cases, an intermediate REIT SPV may hold the Fund’s interests in the primary SPV acting as the issuer (e.g., equity interests of the issuer). While the Fund’s interests in the REIT SPV may be transferable, the underlying securities (equity interests) may not be transferable due to restrictions imposed by REIT qualification rules. The illiquidity of the underlying securities held by the REIT SPV may restrict the Fund’s ability to respond to market disruptions, credit deterioration, or other adverse conditions affecting the securitized assets. Moreover, the failure of the REIT SPV to comply with REIT qualification rules, some aspects of which may fall outside the Fund’s control, could subject the SPV to entity-level taxes and negatively affect the returns on the Fund’s investment.

Borrowing Risks and Leverage Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
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Borrowing Risks and Leverage Risks. Certain transactions, including, for example, forward commitment purchases, inverse floaters, loans of portfolio securities, repurchase agreements (or reverse repurchase agreements), and the use of some derivatives, can result in leverage or leverage-like exposure. In addition, the Fund may create leverage by borrowing money. Leverage generally has the effect of increasing the amounts of loss or gain the Fund may realize, and creates the likelihood of greater volatility of the value of the Fund’s investments. In transactions involving leverage, a relatively small market movement or change in another underlying indicator can lead to significantly larger losses to the Fund. There is a risk of loss in excess of invested capital. The use of leverage may also require the Fund to liquidate its other holdings at disadvantageous times and prices in order to satisfy repayment, interest payment or margin obligations or to meet asset segregation or coverage requirements. Money borrowed will be subject to interest and other costs (including commitment fees and/or the cost of maintaining minimum average balances). Unless the income and capital appreciation, if any, on securities acquired with borrowed funds exceed the cost of borrowing, the use of leverage will diminish the investment performance of the Fund.

With respect to reverse repurchase agreements and similar financing transactions, the Fund will comply with Rule 18f-4 under the 1940 Act by either (i) combining the aggregate amount of indebtedness associated with all such transactions with the aggregate amount of any other senior securities representing indebtedness when calculating the asset coverage ratio, or (ii) treating all such transactions as derivatives transactions, as permitted under Rule 18f-4. These transactions have effects similar to leverage, since the proceeds may be invested in additional securities, amplifying both gains and losses. If the market value of securities acquired with the proceeds of a reverse repurchase agreement declines below the price of the securities the Fund has sold but is obligated to repurchase, the Fund could realize a loss. Defaults, early termination events, or margin calls may require the Fund to sell assets at disadvantageous prices or to post additional collateral or cash.

The Fund may borrow money through a credit facility or other arrangements for investment purposes, to satisfy Shareholder repurchase requests, and to provide the Fund with liquidity. The amount the Fund may borrow is limited by the provisions of Section 18 of the 1940 Act, which requires a fund to have net asset coverage of 300% of the amount of its indebtedness, including amounts borrowed. As a result, the value of the Fund’s total indebtedness may not exceed one-third of the value of the Fund’s total assets, including the value of any assets purchased using the proceeds of the indebtedness. However, subsequent drops in asset values may magnify losses or reduce or eliminate the Fund’s equity in a leveraged investment.

The Fund may incur debt at the entity level, including unsecured and secured credit facilities and other forms of borrowing, subject to the leverage limits of the 1940 Act. In addition, the Fund’s investments may involve property-level or asset-level debt financing (for example, mortgages or secured financing at the level of a subsidiary or operating entity), which is generally intended to be non-recourse to the Fund except in limited circumstances. In a non-recourse mortgage, if the borrowing entity defaults, the lender’s recourse is generally limited to the mortgaged property and not to other assets of the Fund or its subsidiaries. However, in some cases, property-level or asset-level debt may be recourse to the Fund, or may be consolidated for accounting or regulatory purposes, and such financing may be treated as leverage for purposes of the Fund’s regulatory limitations. There is no guarantee that the Fund’s subsidiaries or operating entities will be able to obtain mortgage or secured loans on attractive terms or at all.

In certain cases, the Fund or its Subsidiaries may enter into “recourse carveout” guarantees, sometimes referred to as “bad boy” guarantees, which are designed to protect a lender against certain bad-faith or intentional acts that violate loan documents. These guarantees may allow the lender to recover losses from the Fund or its subsidiaries in connection with acts such as fraud, intentional misrepresentation, willful misconduct, misappropriation of funds, voluntary incurrence of prohibited debt, or environmental losses. In joint venture arrangements, the actions of a partner or co-investor may trigger liability to the Fund under such guarantees, even where the Fund did not cause the underlying conduct. Such guarantees could also impact the analysis regarding the need to consolidate a Subsidiary’s assets and liabilities on the Fund’s financial statements and may impact senior securities exposure for purposes of Section 18 of the 1940 Act. While the Fund may seek indemnities from joint venture partners to mitigate these risks, there remains the possibility that partner actions could result in liability to the Fund.

Aircraft and Aviation Industry Risk [Member]
General Description of Registrant [Abstract]
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Aircraft and Aviation Industry Risk. The Fund may invest in securities collateralized or otherwise backed by assets in the aviation industry, including commercial aircraft and loans and leases thereof (“Aviation Assets”). Certain events (“Aviation Impact Events”) may have a direct and indirect impact on the value of the Fund’s Aviation Assets, including: (i) economic declines and recessions; (ii) geopolitical conflict; (iii) the price of petroleum; (iv) the availability of more attractively priced and/or more efficient aircraft; (v) price discounting by manufacturers of new aircraft; (vi) obsolescence (whether due to changes in technology or changes in regulation, particularly regulation related to environmental standards); (vii) the negative effects (including the related press coverage and negative public perception) of aircraft incidents, aerial catastrophes, aircraft disasters and other aviation accidents involving highly publicized commercial airlines and aviation manufacturers, whether as a result of mechanical, electrical, airframe or human failure; and (viii) the occurrence or threat of pandemic, terrorism and war. Each of the foregoing Aviation Impact Events can have a material effect on aircraft values, especially in the short term, but the effect may also be long-term or permanent. Most of these Aviation Impact Events either cannot be predicted or cannot be predicted with any degree of certainty, but will adversely affect the value of securities held by the Fund. In addition to factors linked to the aviation industry, other factors that may affect the value of an aircraft include: (i) manufacturers merging or exiting the industry or ceasing to produce aircraft types; (ii) the particular maintenance and operating history of the aircraft and engines; (iii) the number of operators using that type of aircraft; (iv) whether the aircraft is subject to a lease; (v) regulatory and legal requirements that must be satisfied before the aircraft can be operated, sold or re-leased, including airworthiness directives; (iv) layout of the aircraft amongst operators of particular aircraft; and (vii) any renegotiation of a lease on less favorable terms. Changes in the economic and public health situation, which can result in widespread travel restrictions and reduced travel demand at times, may have adverse effects on the value and liquidity of aircraft securitizations. To the extent an investment is collateralized or otherwise backed by assets in the aviation industry that are located outside the United States, such investment will be subject to the risks associated with non-U.S. investments, including risks of exposure to government restrictions, including confiscatory taxation, expropriation or nationalization of a company’s assets.

The realization of any of the foregoing risks with respect to aircraft or the airline industry generally will adversely affect the ability or perceived ability of obligors to make payments on aircraft-related debt securities, any of which will cause declines in the value of the securities and the receipt of payments therefrom.

Inflation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
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Inflation Risk. The Fund is subject to inflation risk, which is the risk that the value of the Fund’s assets or the income the Fund generates from investments may be eroded over time as inflation reduces the purchasing power of money. Inflation may cause the real value of the Fund’s shares and distributions to decline, and can also affect interest rates, borrowing costs, and the broader economy. Unexpected or sustained increases in inflation may impact the performance of the Fund’s investments and reduce effective returns to shareholders. The Fund may not be able to fully offset the impact of inflation through its investment strategy, and there is no assurance that returns will keep pace with rising costs or inflationary pressures.

Conflicts of Interest Risk [Member]
General Description of Registrant [Abstract]
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Conflicts of Interest Risk. There are significant and potential conflicts of interest that could impact the Fund’s investment returns, including the potential for portfolio managers to devote unequal time and attention to the management of the Fund and any other accounts managed; allocate a limited investment opportunity among more than one client for whom the investment may be suitable; and acquire material non-public information or otherwise be restricted from trading in certain potential investments.

Subsidiary Risk [Member]
General Description of Registrant [Abstract]
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Subsidiary Risk. The Fund may invest directly or indirectly through one or more Subsidiaries (including Wholly Owned Subsidiaries and JV Subsidiaries), which exposes the Fund to the risks associated with the Subsidiaries’ investments. These risks are generally the same as those described in this prospectus that apply to the Fund.

Subsidiaries will not be registered as investment companies under the 1940 Act and, therefore, will not be subject to all the investor protections of the 1940 Act. The Fund’s transactions with its Subsidiaries may be subject to the affiliated transaction restrictions under Section 17 of the 1940 Act, which may limit or restrict the Fund’s activities with respect to such Subsidiaries and may prevent the Adviser from taking actions that it would otherwise consider desirable, which could adversely affect the Fund. While the Fund may rely on available exemptions or seek exemptive relief to engage in transactions with its Subsidiaries, failure to comply with these requirements could result in regulatory challenges or limitations on the Fund’s ability to transact with its Subsidiaries. In addition to regulatory risks, changes in the laws of the United States or the laws of any jurisdiction in which a Subsidiary is formed could adversely impact the Fund’s operations. For example, changes in the interpretations of, or treatment with respect to, applicable federal tax laws could affect the Fund’s status as a RIC. Such changes could negatively impact the ability of the Fund and its Subsidiaries to operate as described, potentially resulting in adverse effects on the Fund’s performance, investment strategy, or tax status.

The use of Subsidiaries may introduce additional operational complexities, including oversight and compliance challenges, as well as risks related to the Fund’s ability to control or access Subsidiary assets, operations, and cash flows. These risks encompass, among other matters, structural and contractual limitations on the Fund’s ability to direct Subsidiary activities; increased burdens associated with monitoring, governance, and regulatory compliance across multiple entities and jurisdictions; and potential restrictions on information rights or transparency. In addition, covenants or other operative provisions in Subsidiary governing documents or financing arrangements may restrict the movement of funds, impose distribution priorities among stakeholders, or otherwise limit the Fund’s ability to efficiently access capital or realize value from Subsidiary investments. Collectively, these factors may adversely affect the Fund’s operational efficiency, liquidity management, financial flexibility, and the achievement of its investment objectives.

JV Subsidiaries specifically may involve shared or limited control, consent or blocking rights, supermajority provisions, tie-breaker mechanisms, capital call obligations, and transfer or hedging restrictions. These provisions may delay or otherwise impede the Fund’s ability to effectuate strategic or operational decisions, limit the Fund’s ability to exit or monetize its interest, require additional capital contributions at times or on terms that may be disadvantageous, or otherwise result in actions, inactions, or outcomes not aligned with the Fund’s objectives or preferences. For additional information regarding the risks associated with JV Subsidiaries, see “Minority Investments and Joint Venture Risk.”

REIT Taxation/Qualification Risks [Member]
General Description of Registrant [Abstract]
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REIT Taxation/Qualification Risks. The Fund may invest in interest in REITs that are treated as an equity investment in REIT stock for U.S. federal income tax purposes. A REIT is a corporate entity eligible for special tax treatment with respect to the REIT and its shareholders under the Code. In general, a REIT is not subject to U.S. federal income tax at the entity level and distributions from a REIT are generally only subject to U.S. federal income tax by the shareholders receiving such distributions. However, the rules with respect to qualifying as a REIT are complex and require careful monitoring to ensure compliance. To the extent that an entity no longer qualifies as a REIT for U.S. federal income tax purposes, the entity would be subject to U.S. federal income tax at corporate rates. As one shareholder of a REIT, the Fund will likely have limited control over the operations of its REIT investments and whether the REIT meets the applicable requirements of a REIT under the Code would likely be outside the control and oversight of the Fund. In the event that the REIT in which the Fund has invested, ceases to be treated as a REIT for U.S. federal income purposes, the additional U.S. federal income tax burden would likely adversely impact the investment returns of that REIT and the Fund as a whole.

Corporate and Other Debt Obligations Risks [Member]
General Description of Registrant [Abstract]
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Corporate and Other Debt Obligations Risks. The Fund may invest its assets in debt obligations, which include interests in loans to entities or their affiliates undertaken to finance a capital restructuring or in connection with recapitalizations, acquisitions, leveraged buyouts, refinancings or other financially leveraged transactions and may include loans that are designed to provide temporary or bridge financing to a borrower pending the sale of identified assets, the arrangement of longer-term loans or the issuance and sale of debt obligations. The Fund may also invest in financial instruments secured or backed by whole commercial, consumer and other loans and lease contracts. These loans may bear fixed or floating rates. Syndicated loans have generally been arranged through private negotiations between a corporate borrower and one or more financial institutions (“Lenders”), including banks. The Fund’s investment may be in the form of participations in loans (“Participations”) or of assignments of all or a portion of loans from third parties (“Assignments”). Borrowers may include corporations, partnerships, trusts and sovereigns (including Indian tribes) and their affiliates. Obligations of sovereigns and their affiliates may be difficult or impossible to enforce.

In certain cases, the rights and obligations acquired by the Fund through the purchase of an assignment may differ from, and be more limited than, those held by the assigning selling institution. Assignments are sold strictly without recourse to the selling institutions, and the selling institutions will generally make no representations or warranties to the Fund about the underlying loan, the borrowers, the documentation of the loans or any collateral securing the loans.

With respect to Participations, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. The Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan in which it has purchased a Participation, nor any rights of set-off against the borrower, and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the Participation. Thus, the Fund assumes the credit risk of both the borrower and the Lender that is selling the Participation. In addition, in connection with purchasing Participations, the Fund generally will have no role in terms of negotiating or effecting amendments, waivers and consents with respect to the loans underlying the Participations. In the event of the insolvency of the Lender, the Fund may be treated as a general creditor of the Lender and may not benefit from any set-off between the Lender and the borrower.

Investments in Participations and Assignments involves additional risks, including the risk of nonpayment of principal and interest by the borrower, the risk that any loan collateral may become impaired and that the Fund may obtain less than the full value for the loan interests sold because they may be illiquid. Purchasers of loans depend primarily upon the creditworthiness of the borrower for payment of interest and repayment of principal. If scheduled interest or principal payments are not made, the value of the instrument may be adversely affected. Participations may also have the risk that the counterparty to the Participation defaults or becomes insolvent.

Investments in loans through direct assignment of a financial institution’s interests with respect to a loan may involve additional risks. For example, if a loan is foreclosed, the Fund could become part owner of any collateral, in which case it would bear the costs and liabilities associated with owning and disposing of the collateral. In addition, it is conceivable that under emerging legal theories of lender liability, the Fund could be held liable as a co-lender.

A syndicated loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. Unless, under the terms of the loan or other indebtedness, the Fund has direct recourse against the borrower, the Fund may have to rely on the agent to apply appropriate credit remedies against a borrower. If assets held by the agent for the benefit of the Fund were determined to be subject to the claims of the agent’s general creditors, the Fund might incur certain costs and delays in realizing payment on the loan or loan participation and could suffer a loss of principal or interest.

Interests in loans are also subject to additional liquidity risks. Loans are generally subject to legal or contractual restrictions on resale. Loans are not currently listed on any securities exchange or automatic quotation system, but are traded by banks and other institutional investors engaged in loan syndication. As a result, no active market may exist for some loans, and to the extent a secondary market exists for other loans, such market may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. Consequently, the Fund may have difficulty disposing of Assignments or Participations in response to a specific economic event such as deterioration in the creditworthiness of the borrower, which can result in a loss. In such market situations, it may be more difficult for the Fund to assign a value to Assignments or Participations when valuing the Fund’s securities and calculating its net asset value.

The loans acquired by the Fund may be unsecured or undersecured. In addition, in the event of the insolvency of the selling institution, under the U.S. laws, the Fund may be treated as a general creditor of such selling institution, and may not have any exclusive or senior claim with respect to the selling institution’s interest in, or the collateral with respect to, a secured loan. Consequently, the Fund may be subject to the credit risk of the selling institution as well as of the borrower. Certain of the secured loans or loan participations may be governed by the law of a jurisdiction other than the United States which may present additional risks as regards the characterization under such laws of such participation in the event of the insolvency of the selling institution or the borrower.

The Fund may originate loans directly. Loan origination results in risks in addition to the acquisition of a loan and may accordingly subject the Fund to lender liability claims and additional regulation and taxation.

Counterparty and Settlement Risks [Member]
General Description of Registrant [Abstract]
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Counterparty and Settlement Risks. Counterparty and settlement risk is the risk that the counterparty to a securities transaction (e.g., the issuer, seller, or buyer of a bond, derivative or other security), is, or is perceived as being, unable or unwilling to make timely interest, principal or settlement payments, or to otherwise honor its obligations. Transactions entered into directly between two counterparties (e.g., over-the-counter transactions, repurchase agreements, securities lending transactions, many derivatives contracts, and similar non-exchange traded securities) and transactions on foreign exchanges with few or no requirements for counterparties and intermediaries generally do not benefit from such protections and expose the parties to greater risk of counterparty default. Any such default by a trading counterparty could result in losses to the Fund due to the delay of settlement of a transaction or receipt of payments, loss of market gains or, in certain circumstances, loss of a portion or the full amount of the notional value of the transaction. If the creditworthiness of a counterparty to a transaction declines, the Fund may not receive payments owed under the terms of the transaction in full or in a timely manner, and the value of the applicable transaction can be expected to decline, either of which would result in losses. While counterparty and settlement risks apply to all securities transactions, the risks are lessened in U.S. exchange-traded transactions, which generally are backed by clearing organization guarantees, daily marking-to-market and settlement, and segregation and minimum capital requirements applicable to intermediaries. Nevertheless, these transactions and any other securities transactions that are cleared through an intermediary (e.g., a clearing broker or futures commission merchant) are subject to credit and liquidity risks of the intermediary. To the extent that the Fund, as buyer or seller of a security or debt instrument prepays for or pre-delivers a security or instrument, its counterparty risk is increased.

Credit Default Swap Agreements Risks [Member]
General Description of Registrant [Abstract]
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Credit Default Swap Agreements Risks. The buyer of a credit default swap is obligated to pay the seller a periodic stream of payments over the term of the contract in return for one or more contingent payments upon the occurrence of a credit event with respect to one or more underlying reference obligations. Generally, a credit event means, (i) with respect to corporate reference obligations, bankruptcy, failure to pay and, in certain cases, restructuring, (ii) with respect to municipal or sovereign reference obligations, failure to pay, restructuring and, in certain cases, moratorium, and (iii) with respect to asset-backed security reference obligations, principal writedowns and interest shortfalls. If a credit event occurs under a swap referencing a corporate, sovereign or municipal reference obligation, the buyer typically receives the notional amount of the reference obligation subject to an obligation to physically deliver the notional amount of the reference obligation (or other permitted security) to the seller, which reference obligation (or other permitted security) may not be readily available to the buyer, in which case the buyer may forfeit its credit event payment. However, in many cases, the parties to the swap will agree to an industry-wide cash-settlement auction process. Following a credit event and the physical delivery or cash settlement thereof, a swap referencing a corporate, sovereign or municipal reference obligation will terminate. If a credit event occurs under a swap referencing an asset backed security reference obligation, the buyer typically receives a payment calculated by reference to the principal writedowns and interest shortfalls under a notional amount of the reference obligation. In certain cases, the buyer may be required to make a payment calculated by reference to a write-up or recovery under a notional amount of the reference obligation, which may relate to a credit event that occurred prior to the time that the buyer entered into the swap. Swaps referencing asset-backed security reference obligations do not terminate following a credit event thereunder. Entering into a credit default swap may require an upfront payment be made by the buyer or seller thereunder. Credit default swaps may be cleared or uncleared and the Fund may be either the buyer or seller of a cleared or uncleared credit default swap. If the Fund is a buyer and no credit event occurs, the Fund will have made payments under the swap and received nothing. The selling of credit default swaps involves additional risks to those posed by investing in the reference obligation directly, including the credit risk of the counterparty (or the credit risk of the relevant futures commission merchants and clearinghouses, in the case of cleared swaps). The Fund is exposed to the risk of a counterparty’s default (in the case of an uncleared transaction) or futures commission merchant’s or clearinghouse’s default (in the case of a cleared transaction). In addition to general market risks, credit default swaps are subject to liquidity risk, and may be more or less liquid than the underlying reference obligations.

Credit Derivatives Risks [Member]
General Description of Registrant [Abstract]
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Credit Derivatives Risks. Credit derivatives are contracts that transfer price, spread and/or default risks of debt and other instruments from one party to another. Such instruments may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Fund. In addition, the Fund is subject to the credit risk associated with the underlying assets of a derivatives contract as well as the risk of counterparty default. As a result, the Fund’s use of derivatives could result in losses, which could be significant.

Credit derivatives used by the Fund may include one or more debtors. Payments under credit derivatives may be made during the exercise period of the contracts. Payments under many credit derivatives are triggered by credit events such as bankruptcy, default, restructuring, failure to pay, cross default or acceleration, etc. Such payments may be for notional amounts, actual losses or amounts determined by a formula.

The Fund may use derivatives for hedging or speculative purposes, and certain of the derivative investments in which the Fund may invest may, in certain circumstances, give rise to a form of financial leverage, which may magnify the risk of owning such instruments. The ability to successfully use derivative investments depends on the ability of the Adviser to predict pertinent market movements, which cannot be assured. In addition, amounts paid by the Fund as premiums and cash or other assets held in margin accounts with respect to the Fund’s derivative investments would not be available to the Fund for other investment purposes, which may result in lost opportunities for gain.

The market for credit derivatives is somewhat illiquid and there are considerable risks that it may be difficult to either buy or sell the contracts as needed or at reasonable prices. Sellers of credit derivatives carry the inherent price, spread and default risks of the debt instruments covered by the derivative instruments. Buyers of credit derivatives carry the risk of non-performance by the seller due to inability to pay. There are also risks with respect to credit derivatives in determining whether an event will trigger payment under the derivative and whether such payment will offset the loss or payment due under another instrument. In the past, buyers and sellers of credit derivatives have found that a trigger event in one contract may not match the trigger event in another contract, exposing the buyer or the seller to further risk. Credit derivatives may be cleared or uncleared. The Fund is exposed to the risk of a counterparty default (in the case of an uncleared transaction) or futures commission merchant’s or clearinghouse’s default (in the case of a cleared transaction).

Currency Risks [Member]
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Currency Risks. The Fund’s investments that are denominated in a foreign currency are subject to the risk that the value of a particular currency will change in relation to one or more other currencies. Among the factors that may affect currency values are trade balances, the level of short-term interest rates, differences in relative values of similar assets in different currencies, long-term opportunities for investment and capital appreciation and political developments.

Distressed Investments and Non-Performing Loans Risks [Member]
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Distressed Investments and Non-Performing Loans Risks. The Fund may invest in debt and equity securities, accounts and notes payable, loans, private claims, and other financial instruments and obligations of troubled obligors. While these investments may offer the potential for significant returns, they also involve a substantial degree of risk. The Fund may lose its entire investment in a troubled obligor, be required to accept cash or securities with a value less than its original investment, or be prohibited from exercising certain rights with respect to such investments. Troubled obligor investments may not generate any returns for an extended period of time, and funding a plan of reorganization introduces additional risks, including those related to equity ownership in the reorganized entity, which may not perform as expected.

Such investments may also face adverse effects from state and federal laws, including laws relating to fraudulent conveyances, voidable preferences, lender liability, and the discretionary powers of Bankruptcy Courts. For example, the Bankruptcy Court may disallow, subordinate, or disenfranchise particular claims, which could negatively impact the value of the Fund’s investment. Investments in securities or private claims of troubled obligors, particularly those made in connection with an attempt to influence a restructuring proposal or plan of reorganization in a bankruptcy case, may further expose the Fund to substantial litigation risks, increasing the complexity and costs associated with these investments.

The Fund may also invest significantly in companies involved in acquisition attempts, tender offers, workouts, liquidations, spin-offs, reorganizations, bankruptcies, or other special situations. In such cases, the Fund is exposed to the risk that the underlying transaction may be unsuccessful, take considerable time to complete, or result in a distribution of cash or securities with a value less than the purchase price paid by the Fund. There is also the possibility that an anticipated transaction will not occur at all, leaving the Fund in a position where it may need to sell its investment at a loss. These risks are heightened by the often speculative and uncertain nature of such transactions, where the outcome can be influenced by numerous factors outside the Fund’s control.

Because of the substantial uncertainty surrounding the outcomes of transactions involving troubled obligors or special situations, there is a significant risk that the Fund may lose its entire investment in such opportunities. These investments are inherently speculative and may require extensive time and resources to monitor, manage, and resolve. Additionally, the Fund’s ability to liquidate such investments on favorable terms may be limited, further amplifying the risks. As a result, these investments may introduce significant volatility and operational complexities to the Fund, potentially affecting its performance and ability to achieve its investment objectives.

Extension Risks [Member]
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Extension Risks. Rising interest rates tend to extend the duration of securities, making them more sensitive to changes in interest rates. The value of longer-term securities generally changes more in response to changes in interest rates than shorter-term securities. As a result, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.

Fixed-Income Instruments Risks [Member]
General Description of Registrant [Abstract]
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Fixed-Income Instruments Risks. Changes in interest rates generally will cause the value of fixed-income instruments held by the Fund to vary inversely to such changes. Prices of longer-term fixed-income instruments generally fluctuate more than the prices of shorter-term fixed income instruments as interest rates change. In addition, a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates that incorporates a security’s yield, coupon, final maturity and call features, among other characteristics. For example, if a portfolio has a duration of three years, and interest rates increase (fall) by 1%, the portfolio would decline (increase) in value by approximately 3%. However, duration may not accurately reflect the true interest rate sensitivity of instruments held by the Fund and, therefore the Fund’s exposure to changes in interest rates.

Fixed-income instruments that are fixed-rate are generally more susceptible than floating rate instruments to price volatility related to changes in prevailing interest rates. The prices of floating rate fixed-income instruments tend to have less fluctuation in response to changes in interest rates, but will have some fluctuation, particularly when the next interest rate adjustment on such security is further away in time or adjustments are limited in amount over time. The Fund may invest in short-term securities that, when interest rates decline, affect the Fund’s yield as these securities mature or are sold and the Fund purchases new short-term securities with lower yields. Subordinated debt securities that receive payments of interest and principal after other more senior security holders are paid carry the risk that the issuer will not be able to meet its obligations and that the subordinated investments may lose value. An obligor’s willingness and ability to pay interest or to repay principal due in a timely manner may be affected by its cash flow.

Floating or Variable Rate Securities Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
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Floating or Variable Rate Securities Risks. Floating or variable rate securities pay interest at rates that adjust in response to changes in a specified interest rate or reset at predetermined dates (such as the end of a calendar quarter). Securities with floating or variable interest rates are generally less sensitive to interest rate changes than securities with fixed interest rates, but may decline in value if their interest rates do not rise as much, or as quickly, as comparable market interest rates. Conversely, floating or variable rate securities will not generally increase in value if interest rates decline. The impact of interest rate changes on floating or variable rate securities is typically mitigated by the periodic interest rate reset of the investments. Floating or variable rate securities can be rated below investment grade or unrated; therefore, the Fund relies heavily on the analytical ability of the Adviser. Lower-rated floating or variable rate securities are subject to many of the same risks as high yield securities, although these risks are reduced when the instruments are senior and secured as opposed to many high yield securities that are junior and unsecured. Floating or variable rate securities are often subject to restrictions on resale, which can result in reduced liquidity.

Highly Volatile Markets Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
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Highly Volatile Markets Risks. The prices of financial instruments in which the Fund may invest can be highly volatile. Price movements of forward and other derivative contracts in which the Fund’s assets may be invested are influenced by, among other things, interest rates, changing supply and demand relationships, trade, fiscal, monetary and exchange control programs and policies of governments, and national and international political and economic events and policies. The Fund is subject to the risk of failure of any of the exchanges on which its positions trade and of the clearinghouses on which the positions are carried.

High Yield Securities Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
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High Yield Securities Risks. The Fund may invest in “high yield” bonds and preferred securities (commonly referred to as “junk bonds”) that are rated in the lower rating categories by the various credit rating agencies (or in comparable non-rated securities), which may include securities rated as low as “D” or unrated securities of comparable quality. Securities in the lower rating categories are subject to greater risk of loss of principal and interest than higher-rated securities and are generally considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal. They are also generally considered to be subject to greater risk than securities with higher ratings in the case of deterioration of general economic conditions. It is likely that a prolonged or deepening economic recession could adversely affect the ability of the issuers of such instruments to repay principal and pay interest thereon, increase the incidence of default for such instruments and severely disrupt the market value of such instruments. Because investors generally perceive that there are greater risks associated with lower-rated securities, the yields and prices of such securities may tend to fluctuate more than those for higher-rated securities. In addition, adverse publicity and investor perceptions about lower-rated securities, whether or not based on fundamental analysis, may be a contributing factor in a decrease in the value and liquidity of such lower- rated securities. Debt rated “D” is in default or is expected to default upon maturity of payment date. Such investments are inherently speculative and involve major risk exposure to adverse conditions.

Lower grade instruments, though higher yielding, are characterized by higher risk. The retail secondary market for lower grade instruments, which are often thinly traded or subject to irregular trading, may be less liquid than that for higher rated instruments. Such instruments can be more difficult to sell and to value than higher rated instruments because there is generally less public information available about such securities. As a result, subjective judgment may play a greater role in valuing such instruments. Adverse conditions could make it difficult at times for the Fund to sell certain instruments or could result in lower prices than those used in calculating the Fund’s NAV. Because of the substantial risks associated with investments in lower grade instruments, investors could lose money on their investment in the Fund, both in the short-term and the long-term.

Private Placement Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
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Private Placement Securities Risk. A private placement is a direct offering of securities that is exempt from registration under the Securities Act of 1933, generally made to a single or limited number of sophisticated investors (such as mutual funds, insurance companies, pension funds and accredited individual investors). Issuance is typically made by direct negotiation between an issuer and the investor(s), but may also be made with the assistance of a placement agent. Private placement debt securities may: (i) bear fixed or floating rates of interest; (ii) permit the issuer to increase the size of the issue at some future date; (iii) permit the issuer to extend or shorten the repayment date; (iv) be secured or unsecured; (v) or offer additional terms which are generally more flexible than those offered in the public market. Private placement debt securities are subject to all of the risks applicable to debt securities generally, as well as the risks described for applicable specific asset classes. In addition, because private placement securities are generally illiquid, purchases of such securities are subject to the risks of illiquid securities described below.

Illiquid Securities Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
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Illiquid Securities Risks. The Fund may invest in illiquid securities, including fixed income securities that have little or no active trading market. These securities, if traded at all, exhibit irregular trading activity, wide bid/ask spreads and extended trade settlement periods, all of which make the securities difficult to value and generally reduce the proceeds received in a sale, especially in challenging or declining markets. These instruments may be corporate bonds, mortgage-backed and asset-backed instruments, and other debt securities, including restricted securities, subordinated, residual and equity interests in securitizations, as well as positions acquired or retained to satisfy credit risk retention requirements (whether the Fund participates as a securitization sponsor or as a qualified third party purchaser) and investments in JV Subsidiaries. These instruments are frequently unregistered, thinly or not traded, and subject to contractual and regulatory transfer and hedging restrictions, including minimum holding periods, no hedging/no transfer limitations (subject to limited permitted transactions), consent rights, restrictive legends, ongoing monitoring and certification obligations, and other covenants in transaction documents and risk retention undertakings. Such constraints increase illiquidity and market risk, materially limiting or precluding secondary sales or hedging for extended periods, particularly when the Fund believes sale or other disposition, or entry into an appropriate hedge related to the securities, is desirable. In the case of unregistered securities, the Fund may (where it has contractual rights) have to cause the security to become registered in order to dispose of the security; however, many risk retention and securitization interests cannot be readily registered or transferred without meeting specific regulatory and contractual conditions, any of which may delay or prevent sale. Secondary markets for these interests are generally limited, with a small pool of eligible buyers, and transaction parties (such as issuers, trustees or servicers) often have approval or notice rights that further constrain liquidity. The foregoing risks may result in the failure to receive proceeds equal to or approximating the fair value determined for the securities. In addition, liquidity risk may impair the Fund’s ability to meet Shareholder repurchase requests in quarterly interval tenders. The Fund may be forced to sell other, more liquid assets at inopportune prices to raise cash for repurchases or to satisfy margin calls, which could adversely affect performance and increase portfolio concentration and volatility. The Fund may also utilize borrowings to meet liquidity needs, which would increase expenses and could negatively affect Shareholders who do not tender.

Market Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
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Market Risk. Investments in securities and other financial instruments are inherently subject to market risks, which can result in price fluctuations due to a variety of factors, including general economic, political, and market conditions, as well as specific developments impacting countries, sectors, industries, or individual issuers. Global conflicts, such as the ongoing Russia-Ukraine war, the Israel-Palestine crisis, and domestic political divisiveness in the United States, can exacerbate market instability, increase uncertainty, and heighten investor sensitivity to risk. Additionally, changes in government economic policies, interest rate movements, trade disputes, environmental disasters, military conflicts, acts of terrorism, and public health crises like the COVID-19 pandemic have historically disrupted financial markets, causing widespread volatility and declines in asset values. For example, the COVID-19 pandemic caused significant disruptions to global business activity, supply chains, and consumer behavior, resulting in market turbulence, reduced liquidity, and sharp declines in equity, credit, and fixed income markets. Periods of market stress can lead to high levels of shareholder redemptions, forcing the Fund to sell securities at inopportune times and potentially at unfavorable prices, which could further negatively impact the Fund’s net asset value (NAV). Certain securities may also become difficult to value during such times, compounding the challenges of managing the portfolio effectively. Convertible securities, such as warrants and convertible debt, are particularly sensitive to changes in prevailing interest rates, issuer credit quality, and call provisions, adding another layer of risk to the portfolio. Moreover, the value of securities generally declines during periods of adverse economic developments or negative investor sentiment, even when such conditions are not directly related to the underlying issuer. This inverse relationship between interest rates and the value of fixed income securities, coupled with the amplified sensitivity of longer-term securities, can lead to significant fluctuations in the Fund’s NAV. Political instability, whether domestic or global, such as contentious U.S. political environments or geopolitical conflicts, can further destabilize markets, increase volatility, and negatively affect the Fund’s investments. Turbulent financial markets, reduced market liquidity, and trading halts can severely impact issuers globally, potentially eroding the value of the securities held by the Fund. These risks may impair the Fund’s ability to execute its investment strategy effectively, limiting its capacity to meet its investment objectives and exposing it to rapid and severe declines in value. As a result, the Fund is vulnerable to market risks that may adversely affect its performance and the value of its investments, particularly during periods of heightened global and domestic uncertainty.

Minority Investments and Joint Ventures Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
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Minority Investments and Joint Ventures Risk. The Fund’s investments in JV Subsidiaries and other entities where it holds a minority interest or shares control with one or more third parties (for example, through shared voting or decision-making rights) expose the Fund to the risk that the controlling party may make decisions or take actions not aligned with the Fund’s objectives or preferences, potentially leading to adverse consequences for the Fund’s investment. Similarly, the Fund may desire certain actions that the controlling party or other joint owners do not support or fail to take, resulting in missed opportunities or delayed actions that could have benefitted the Fund’s investment. These dynamics may reduce the Fund’s ability to influence the management or strategic direction of such entities, potentially leading to financial loss or impairing the Fund’s ability to achieve its investment objectives.

Cooperation among joint venture partners or co-investors on existing and future business decisions will be an important factor for the sound operation and financial success of any joint venture or other business in which the Fund is involved. In particular, a joint venture partner or co-investor may have economic or business interests or goals that are inconsistent with those of the Fund, and the Fund may not be in a position to limit or otherwise protect the value of one or more of the Fund’s investments. Disputes among joint venture partners or co-investors over obligations, expenses or other matters could have an adverse effect on the financial conditions or results of operations of the relevant businesses. In addition, the Fund may in certain circumstances be liable for actions of its joint venture partners. In certain cases, conflicts of interest may arise between the Fund and a joint venture partner, for example, because the joint venture partner has invested in a different level of the issuer’s capital structure or because the joint venture partner has different investment goals or timelines. There can be no assurance that a joint venture partner with divergent interests from the Fund will cause the joint venture to be managed in a manner that is favorable to the Fund.

Non-Diversification Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
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Non-Diversification Risk. The Fund is classified as “non-diversified” under the 1940 Act. A non-diversified fund is not limited by the 1940 Act with regard to the percentage of its assets that may be invested in the securities of a single issuer. Consequently, the securities of a particular issuer or a small number of issuers may constitute a significant portion of the Fund’s investment portfolio. This may adversely affect the Fund’s performance or subject the Fund’s Shares to greater price volatility than that experienced by more diversified investment companies.

Non-Listed Closed-end Interval Fund; Liquidity Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
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Non-Listed Closed-end Interval Fund; Liquidity Risks. The Fund is a non-diversified, closed-end management investment company structured as an “interval fund” and designed primarily for long-term investors. Closed-end funds differ from open-end management investment companies (commonly known as mutual funds) because investors in a closed-end fund do not have the right to redeem their shares on a daily basis. Unlike most closed-end funds, which typically list their shares on a securities exchange, the Fund does not currently intend to list the Shares for trading on any securities exchange, and the Fund does not expect any secondary market to develop for the Shares in the foreseeable future. Therefore, an investment in the Fund, unlike an investment in a typical closed-end fund, is not a liquid investment. The Fund is not intended to be a typical traded investment. Although the Fund, as a fundamental policy, will make quarterly offers to repurchase at least 5% and up to 25% of its outstanding Shares at NAV, the number of Shares tendered in connection with a repurchase offer may exceed the number of Shares the Fund has offered to repurchase, in which case not all of your Shares tendered in that offer will be repurchased. In connection with any given repurchase offer, it is possible that the Fund may offer to repurchase only the minimum amount of 5% of its outstanding Shares at the NAV of the applicable class of Shares. Hence, you may not be able to sell your Shares when or in the amount that you desire.

In addition, because the Fund’s investment objective and non-fundamental policies (including its policy to invest under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, in credit-related instruments) may be changed by a vote of the Board without the approval of Shareholders, in the event of such a change, you may hold an investment with a strategy you did not anticipate, with limited means by which to dispose of your investment in a timely manner.

Non-U.S. Investments Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
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Non-U.S. Investments Risks. Investing in instruments of non-U.S. governments and companies, and non-U.S. properties and loans, including non-performing loans, which may be denominated in currencies other than the U.S. dollar and may be governed by laws of a foreign jurisdiction, and utilization of foreign currency forward contracts and options on foreign currencies, involve certain considerations comprising both risks and opportunities not typically associated with investing in securities of United States issuers. These considerations include changes in exchange rates and exchange control regulations, political and social instability, expropriation, imposition of non-U.S. taxes (including non-U.S. withholding taxes and transfer and stamp taxes), less liquid markets and less available information than are generally the case in the United States, higher transaction costs, less government supervision of exchanges, brokers and issuers, difficulty in enforcing contractual obligations, lack of uniform accounting and auditing standards, greater price volatility, and reliance on non-U.S. servicers and service providers.

The Fund may directly or indirectly hold loans from obligors located in non-U.S. jurisdiction. It may be more difficult and costly for the Fund to enforce the terms of loans against foreign obligors than obligors of loans in U.S. jurisdictions. Adverse economic conditions in such jurisdictions, as well as foreign exchange rate fluctuations may affect the ability and incentive of foreign obligors to make timely payments of principal and interest on their loans. Collection on purchased loans may also be affected by economic and political conditions in the country or region in which the obligor is located. Rights and remedies available to enforce loan obligations and any security interest relating thereto will depend on the relevant country’s laws, including insolvency laws and laws specifying the priority of payments to creditors, all of which laws may be significantly different from U.S. law. Accordingly, the actual rates of delinquencies, defaults and losses on non-U.S. loans could be higher than those experienced with loans to obligors located in the United States.

Investing in emerging markets can impose greater risk than investing in developed foreign markets. Governments of developing and emerging market countries may be more unstable as compared to those of more developed countries. Developing and emerging market countries may have less developed securities markets or exchanges and legal and accounting systems. It may be more difficult to sell securities at acceptable prices and security prices may be more volatile than in countries with more mature markets. Currency values may fluctuate more in developing or emerging markets. Developing or emerging market countries may be more likely to impose government restrictions, including confiscatory taxation, expropriation or nationalization of a company’s assets, and restrictions on foreign ownership of local companies. In addition, emerging markets may impose restrictions on the Fund’s ability to repatriate investment income or capital and, consequently, may adversely affect the operations of the Fund. Certain emerging markets may impose constraints on currency exchange and some currencies in emerging markets may have been devalued significantly against the U.S. dollar. For these and other reasons, the prices of securities in emerging markets can fluctuate more significantly than the prices of securities of companies in developed countries. The less developed the country, the greater effect these risks may have on the Fund.

Options Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
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Options Risks. The purchase or sale of an option involves the payment or receipt of a premium by the investor and the corresponding right or obligation, as the case may be, either to purchase or sell the underlying security, commodity or other instrument for a specific price at a certain time or during a certain period. Purchasing options involves the risk that the underlying instrument will not change price in the manner expected, so that the investor loses its premium. Selling options involves potentially greater risk because the investor is exposed to the extent of the actual price movement in the underlying security rather than only the premium payment received (which could result in a potentially unlimited loss). Over-the-counter options also involve counterparty solvency risk.

Portfolio Turnover Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
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Portfolio Turnover Risks. The Fund’s annual portfolio turnover rate may vary greatly from year to year, as well as within a given year. The portfolio turnover rate is not considered a limiting factor in the execution of investment decisions for the Fund. High portfolio turnover may result in the realization of net short-term capital gains by the Fund which, when distributed to Shareholders, will be taxable as ordinary income. A high portfolio turnover may increase the Fund’s current and accumulated earnings and profits, resulting in a greater portion of the Fund’s distributions being treated as a dividend to the Fund’s Shareholders. In addition, a higher portfolio turnover rate results in correspondingly greater brokerage and other transactional expenses that are borne by the Fund.

Prepayment Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
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Prepayment Risks. Prepayment risk arises when borrowers repay the principal on fixed income securities, including loans, earlier than anticipated, typically during periods of declining interest rates. This risk is particularly significant for loan-heavy portfolios, where loans often include prepayment options that borrowers may exercise to refinance at lower rates. Early repayments reduce the duration of investments, causing the Fund to lose the benefit of the initially agreed-upon interest rate and forcing it to reinvest the returned principal at lower, less favorable rates, potentially diminishing the Fund’s yield and income. Moreover, prepayments can disrupt the Fund’s portfolio strategy by creating unpredictable cash flows, complicating liquidity management and asset allocation. In loan-heavy portfolios, simultaneous prepayments across multiple loans can amplify reinvestment challenges, particularly if replacement opportunities offer lower credit quality, longer maturities, or reduced yields. Certain loan types, such as residential mortgages or commercial loans, may be especially prone to prepayments during favorable rate environments, potentially introducing concentration risks if specific sectors or asset classes experience higher-than-expected prepayment activity. The unpredictability of prepayments and the difficulty of reinvesting prepaid amounts at comparable returns may reduce the Fund’s income and overall performance, making active monitoring, diversification, and risk management essential to mitigating the adverse effects of early principal repayments.

Proprietary Models Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
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Proprietary Models Risks. The Adviser carries out its investment process and risk control procedures, in part, by applying various trading models (including proprietary models) developed by it. These models are used to evaluate prospective investments, as well as to monitor and value existing holdings. The accuracy and effectiveness of these models cannot be guaranteed.

Rating Agencies Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
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Rating Agencies Risks. Rating agencies may fail to make timely changes in credit ratings and an issuer’s current financial condition may be better or worse than a rating indicates. In addition, rating agencies are subject to an inherent conflict of interest because they are often compensated by the same issuers whose securities they grade.

Repurchase Offers Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
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Repurchase Offers Risks. As described under “Share Repurchase Program,” the Fund is an “interval fund” and, in order to provide liquidity to Shareholders, makes quarterly offers to repurchase between 5% and 25% of its outstanding Shares at NAV, pursuant to Rule 23c-3 under the 1940 Act. The Fund believes that these repurchase offers are generally beneficial to the Fund’s Shareholders, and repurchases generally will be funded from available cash or sales of portfolio securities. However, the repurchase of Shares by the Fund decreases the assets of the Fund and, therefore, may have the effect of increasing the Fund’s expense ratio. Repurchase offers and the need to fund repurchase obligations may also affect the ability of the Fund to be fully invested or force the Fund to maintain a higher percentage of its assets in liquid investments, which may harm the Fund’s investment performance. Moreover, diminution in the size of the Fund through repurchases may result in untimely sales of portfolio securities and may limit the ability of the Fund to participate in new investment opportunities or to achieve its investment objective. If the Fund uses leverage, repurchases of Shares may compound the adverse effects of leverage in a declining market. In addition, if the Fund borrows money to finance repurchases, interest on that borrowing will negatively affect Shareholders who do not tender their Shares by increasing Fund expenses and reducing any net investment income. If a repurchase offer is oversubscribed and the Fund determines not to repurchase additional Shares beyond the repurchase offer amount, or if Shareholders tender an amount of Shares greater than that which the Fund is entitled to purchase, the Fund will repurchase the Shares tendered on a pro rata basis, and Shareholders will have to wait until the next repurchase offer to make another repurchase request. Shareholders will be subject to the risk of NAV fluctuations during that period. Thus, there is also a risk that some Shareholders, in anticipation of proration, may tender more Shares than they wish to have repurchased in a particular quarter, thereby increasing the likelihood that proration will occur. The NAV of Shares tendered in a repurchase offer may fluctuate between the date a Shareholder submits a repurchase request and the Repurchase Request Deadline, and to the extent there is any delay between the Repurchase Request Deadline and the Repurchase Pricing Date. The NAV on the Repurchase Request Deadline or the Repurchase Pricing Date may be higher or lower than on the date a Shareholder submits a repurchase request. See “Share Repurchase Program.”

Residential Mortgage Lending Market Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
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Residential Mortgage Lending Market Risks. The residential mortgage market has been an attractive environment for finding value in securities, loans and other instruments. There can be no assurance that the Adviser will continue to be able to find value in such market.

Delinquencies, defaults and foreclosures on residential mortgage loans may affect the performance of collateralized debt obligations, asset backed securities and other securities, in particular residential mortgage securities that are backed by mortgage loans. Mortgage loans are generally made to borrowers with lower credit scores and are generally made with higher loan-to-value ratios than mortgage loans made to more creditworthy home buyers. Accordingly, mortgage loans backing residential mortgage securities are more sensitive to economic factors that could affect the ability of borrowers to pay their obligations under the mortgage loans backing these securities. A portion of CDO and asset backed securities’ collateral may consist of residential mortgage securities. A deterioration in the assets collateralizing the CDO, asset backed or other securities held by the Fund would negatively affect the cash flows of the collateral securities, and consequently the performance or market value of the Fund. Therefore, the Fund will be sensitive to the same economic factors that affect residential mortgage securities. Further, a portion of the collateral securities may consist of securities which include or have significant exposure to residential mortgage securities which were originated or are serviced (or both) by mortgage companies which are currently in bankruptcy proceedings or which are experiencing financial difficulties or regulatory enforcement actions which have restricted the ability of the lender or its affiliates to originate mortgage loans and may affect its ability to service or subservice mortgage loans.

Reverse Repurchase Agreement Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
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Reverse Repurchase Agreement Risks. The Fund may enter into reverse repurchase agreements with respect to its portfolio investments, subject to the investment restrictions set forth herein and applicable law. Reverse repurchase agreements involve the sale of securities held by the Fund with an agreement by the Fund to repurchase the securities at an agreed upon price, date, and interest payment. With respect to leverage incurred through reverse repurchase agreements and similar financing transactions, the Fund will comply with the requirements of Rule 18f-4 by either complying with the asset coverage requirements of Section 18 of the 1940 Act by combining the aggregate amount of indebtedness associated with all reverse repurchase agreements or similar financing transactions with the aggregate amount of any other senior securities representing indebtedness when calculating the asset coverage ratio or by treating all reverse repurchase agreements or similar financing transactions as derivative transactions.

The use of reverse repurchase agreements involves many of the same risks as leverage, since the proceeds derived from such agreements may be invested in additional securities, amplifying gains and losses. Reverse repurchase agreements involve the risk that the market value of the securities acquired in connection with the agreement may decline below the price of the securities the Fund has sold but is obligated to repurchase. Similarly, reverse repurchase agreements involve the risk that the market value of the securities retained by the Fund in lieu of sale may decline in price. If the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund’s obligation to repurchase the securities, and the Fund’s use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision. The Fund would bear the risk of loss to the extent that the proceeds of the reverse repurchase agreement are less than the value of the securities subject to such agreement.

RIC-Related Risks of Investments Generating Non-Cash Taxable Income [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
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RIC-Related Risks of Investments Generating Non-Cash Taxable Income. Certain of the Fund’s investments will require the Fund to recognize taxable income in a taxable year in excess of the cash generated on those investments during that year. In particular, the Fund expects to invest in debt obligations that will be treated as having “market discount” and/or original issue discount (“OID”) for U.S. federal income tax purposes. Additionally, some of the CLOs in which the Fund invests may be considered passive foreign investment companies, or under certain circumstances, controlled foreign corporations. Because the Fund may be required to recognize income in respect of these investments before, or without receiving, cash representing such income, the Fund may have difficulty satisfying the annual distribution requirements applicable to RICs and avoiding Fund-level U.S. federal income and/or excise taxes. Accordingly, the Fund may be required to sell assets, including at potentially disadvantageous times or prices, raise additional debt or equity capital, make taxable distributions of its shares or debt securities, or reduce new investments, to obtain the cash needed to make these income distributions. If the Fund liquidates assets to raise cash, the Fund may realize gain or loss on such liquidations; in the event the Fund realizes net capital gains from such liquidation transactions, the Fund Shareholders may receive larger capital gain distributions than they would in the absence of such transactions.

Risks of Not Being Treated as a “Publicly Offered Regulated Investment Company” [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
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Risks of Not Being Treated as a “Publicly Offered Regulated Investment Company”. The Fund will be treated as a “publicly offered regulated investment company” (within the meaning of Section 67 of the Code) if either (i) shares of the Fund’s common stock and preferred stock (if any) collectively are held by at least 500 persons at all times during a taxable year, (ii) shares of the Fund’s common stock are treated as regularly traded on an established securities market or (iii) shares of the Fund’s common stock are continuously offered pursuant to a public offering (within the meaning of Section 4 of the Securities Act of 1933, as amended (the “Securities Act”)). The Fund cannot assure you that it will be treated as a publicly offered regulated investment company for all years. If the Fund is not treated as a publicly offered regulated investment company for any calendar year, each U.S. stockholder that is an individual, trust or estate will be treated as having received a dividend from the Fund in the amount of such U.S. stockholder’s allocable share of the management fees and certain of the Fund’s other expenses for the calendar year, and these fees and expenses will be treated as miscellaneous itemized deductions of such U.S. stockholder, provided however, that miscellaneous itemized deductions generally are not deductible by a U.S. stockholder that is an individual, trust or estate.

Risks Relating to the Fund’s RIC Status [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
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Risks Relating to the Fund’s RIC Status. To qualify and remain eligible for the special tax treatment accorded to a RIC and its shareholders under the Code, the Fund must meet certain source-of-income, asset diversification and annual distribution requirements. Very generally, to qualify as a RIC, the Fund must derive at least 90% of its gross income for each taxable year from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, net income from certain publicly traded partnerships or other income derived with respect to its business of investing in stock or other securities. The Fund must also meet certain asset diversification requirements at the end of each quarter of each of its taxable years. Failure to meet these diversification requirements on the last day of a quarter may result in the Fund having to dispose of certain investments quickly to prevent the loss of RIC status. Any such dispositions could be made at disadvantageous prices or times, and may result in substantial losses to the Fund. In addition, to be eligible for the special tax treatment accorded RICs, the Fund must meet the annual distribution requirement, requiring it to distribute with respect to each taxable year an amount at least equal to 90% of the sum of its “investment company taxable income” (generally its taxable ordinary income and realized net short-term capital gains in excess of realized net long-term capital losses, if any, and determined without regard to any deduction for dividends paid) and its net tax-exempt income (if any), to its Shareholders. If the Fund fails to qualify as a RIC for any reason and becomes subject to corporate tax, the resulting corporate taxes could substantially reduce its net assets, the amount of income available for distribution and the amount of its distributions. Such a failure would have a material adverse effect on the Fund and its Shareholders. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions to re-qualify as a RIC.

Sector Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
●	Sector Risks. To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

Security Selection Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
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Security Selection Risk. The Fund is actively managed and its performance may reflect the Adviser’s ability to make decisions which are suited to achieving the Fund’s investment objective. Due to its active management, the Fund could under perform other funds with similar investment objectives.

Trading Curbs Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
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Trading Curbs Risks. Certain exchanges or markets may impose trading restrictions, also referred to as circuit breakers, which limit or stop trading in certain instruments when certain thresholds have been crossed. When a trading restriction is imposed, the Fund may be unable to enter into or close out desired positions or effectively hedge its existing portfolio, including when the Fund trades paired positions in different markets and a trading restriction impacts only one leg of the paired position.

Uncertain Tax Treatment Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
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Uncertain Tax Treatment Risks. The Fund may invest a portion of its net assets in below investment grade instruments. Investments in these types of instruments may present special tax issues for the Fund. U.S. federal income tax rules are not entirely clear about issues such as when the Fund may cease accruing interest, OID or market discount, when and to what extent deductions may be taken for bad debts or worthless instruments, how payments received on obligations in default should be allocated between principal and income and whether exchanges of debt obligations in a bankruptcy or workout context are taxable. These and other issues will be addressed by the Fund to the extent necessary to seek to ensure that it distributes sufficient income that it does not become subject to U.S. federal income or excise tax.

Unrated Securities Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
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Unrated Securities Risks. The Fund may purchase unrated securities which are not rated by a rating agency if the Adviser determines that the security is of comparable quality to a rated security that the Fund may purchase. Unrated securities may be less liquid than comparable rated securities and involve the risk that the Adviser may not accurately evaluate the security’s comparative credit rating. Analysis of creditworthiness of issuers of high yield securities may be more complex than for issuers of higher-quality debt securities. To the extent that the Fund purchases unrated securities, the Fund’s success in achieving its investment objective may depend more heavily on the Adviser’s creditworthiness analysis than if the Fund invested exclusively in rated securities.

Money Market Fund Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
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Money Market Fund Risk. An investment in a money market fund is not a bank deposit and is not insured or guaranteed by any bank or any government agency. It is possible for the Fund to lose money by investing in money market funds. The value of money market instruments may be affected by changing interest rates and by changes in the credit ratings of the investments held by the money market fund. If the liquidity of a money market fund’s portfolio deteriorates below certain levels, the money market fund may suspend redemptions and thereby prevent the Fund from selling its investment in the money market fund or impose a fee of up to 2% on amounts the Fund redeems from the money market fund. These measures may result in an investment loss or prohibit the Fund from redeeming shares when the Adviser would otherwise redeem shares.

U.S. Government Securities Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
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U.S. Government Securities Risks. The Fund may invest, directly or indirectly, in U.S. Government Obligations. “U.S. Government Obligations” include securities, which are issued or guaranteed by the U.S. Department of the Treasury (“U.S. Treasury”), by various agencies of the U.S. government, and by various instrumentalities, which have been established or sponsored by the U.S. government. U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. government. U.S. Treasury obligations include Treasury Bills, Treasury Notes, and Treasury Bonds. U.S. Government Obligations are subject to price fluctuations based upon changes in the level of interest rates, which will generally result in all those securities changing in price in the same way, i.e., all those securities experiencing appreciation when interest rates decline and depreciation when interest rates rise. Any guarantee of the U.S. government will not extend to the yield or value of the Fund’s shares. Some obligations issued or guaranteed by U.S. government agencies, instrumentalities or GSEs, including, for example, pass-through certificates issued by Ginnie Mae, are supported by the full faith and credit of the U.S. Treasury. Other obligations issued by or guaranteed by federal agencies or GSEs, such as securities issued by Fannie Mae or Freddie Mac, are supported by the discretionary authority of the U.S. government to purchase certain obligations of the federal agency or GSE, while other obligations issued by or guaranteed by federal agencies or GSEs, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury. The maximum potential liability of the issuers of some U.S. Government securities held by the Fund may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. It is possible that these issuers will not have the funds to meet their payment obligations in the future.

Valuation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
●

Valuation Risk. Many of the Fund’s investments may be valued based on factors other than market quotations. While the Board retains ultimate authority as to the appropriate valuation of each such investment, pursuant to Rule 2a-5 under the 1940 Act, the Board has appointed the Adviser as the Fund’s valuation designee to make fair value determinations. Therefore, investments for which there are no readily available market quotations will be valued at fair value, as determined by the Adviser in good faith in accordance with the Adviser’s valuation procedures. The Adviser may utilize the services of third-party Pricing Services to make fair value determinations, however third-party pricing information may at times be unavailable regarding certain of the Fund’s investments. Fair valuation determinations are inherently uncertain, may fluctuate over short periods of time and may be based on estimates, uncertain information, assumptions, and/or inputs that rely on subjective determinations. Therefore, fair valuation determinations may differ materially from the values that would have been used if a ready market for these securities existed and may differ from the prices at which such investments may ultimately be sold. During times of market turmoil or reduced liquidity more of the Fund’s investments may be subject to fair valuation. There is no assurance that the Fund could sell or close out an investment for the value established for it at any time, and it is possible that the Fund would incur a loss because an investment is sold or closed out at a discount to the valuation established by the Fund at that time.

Cybersecurity Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
●

Cybersecurity Risks. Cybersecurity refers to the combination of technologies, processes and procedures established to protect information technology systems and data from unauthorized access, attack or damage. The Fund and its respective affiliates and third-party service providers are subject to cybersecurity risks. Cybersecurity risks have significantly increased in recent years, and the Fund could suffer material losses relating to cyber attacks or other information security breaches in the future. The Fund’s and its respective affiliates’ and third-party service providers’ computer systems, software and networks may be vulnerable to unauthorized access, computer viruses or other malicious code and other events that could have a security impact. If one or more of such events occur, this potentially could jeopardize confidential and other information, including nonpublic personal information and sensitive business data, processed and stored in, and transmitted through, computer systems and networks, or otherwise cause interruptions or malfunctions in the Fund’s operations or the operations of its respective affiliates and third-party service providers. This could result in financial losses to the Fund and its Shareholders. These failures or breaches may also result in disruptions to business operations, potentially resulting in financial losses; interference with the Fund’s ability to calculate its NAV, process Shareholder transactions or otherwise transact business with Shareholders; impediments to trading; violations of applicable privacy and other laws; regulatory fines; penalties; reputational damage; reimbursement or other compensation costs; or additional compliance costs. In addition, substantial costs may be incurred in an attempt to prevent any cyber incidents in the future. The Fund has established risk management systems and business continuity plans designed to reduce the risks associated with cybersecurity. However, there is no guarantee that such efforts will succeed, especially since the Fund does not directly control the cybersecurity systems of issuers or third-party service providers. The Fund and its Shareholders could be negatively impacted as a result.

Large Shareholder Transactions Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
●

Large Shareholder Transactions Risk. Shares of the Fund are offered to certain other investment companies, large retirement plans and other large investors. As a result, the Fund is subject to the risk that those Shareholders may purchase or request repurchase of a large amount of shares of the Fund. To satisfy such large Shareholder repurchase requests, the Fund may have to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. In addition, large purchases of Fund shares could adversely affect the Fund’s performance to the extent that the Fund does not immediately invest cash it receives and therefore holds more cash than it ordinarily would. Large Shareholder activity could also generate increased transaction costs and cause adverse tax consequences.

Other Investment Companies Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
●

Other Investment Companies Risks. To the extent the Fund invests in other investment companies, which may include investment companies that are part of the same group of investment companies as the Fund, the risks associated with such investments will generally reflect the risks of owning the underlying investments held by the investment companies. In addition to the brokerage costs associated with the Fund’s purchase and sale of the underlying securities, ETFs and mutual funds incur fees that are separate from those of the Fund. As a result, the Fund’s Shareholders will indirectly bear a proportionate share of the operating expenses of the ETFs and mutual funds, in addition to Fund expenses. Because the Fund is not required to hold shares of underlying funds for any minimum period, it may be subject to, and may have to pay, short-term redemption fees imposed by the underlying funds. ETFs are subject to additional risks such as the fact that the market price of its shares may trade above or below its NAV or an active market may not develop. The Fund has no control over the investments and related risks taken by the underlying funds in which it invests. The 1940 Act and the rules and regulations adopted under that statute impose conditions on investment companies which invest in other investment companies, and as a result, the Fund is generally restricted on the amount of shares of another investment company to shares amounting to no more than 3% of the outstanding voting shares of such other investment company.

In addition to risks generally associated with investments in investment company securities, ETFs are subject to the following risks that do not apply to traditional mutual funds. One such risk is the risk that the market price of an ETF’s shares may be above or below its NAV. For example, where all or a portion of an ETF’s underlying securities trade in a market that is closed when the market in which the ETF’s shares are listed and trading in that market is open, there may be changes between the last quote from its closed foreign market and the value of such security during the ETF’s domestic trading day. Additionally, in stressed market conditions, the market for an ETF’s shares may become less liquid in response to deteriorating liquidity in the markets for the ETF’s underlying portfolio holdings. Either of these can result in differences between the market price of the ETF’s shares and the underlying value of those shares. Furthermore, if securities underlying an ETF are traded outside of a collateralized settlement system, there are a limited number of financial institutions that may act as authorized participants that post collateral for certain trades on an agency basis (i.e., on behalf of other market participants). To the extent that those authorized participants exit the business or are unable to process creation and/or redemption orders and no other authorized participant is able to step forward to do so, there may be a significantly diminished trading market for the ETF’s shares. This could in turn lead to difference between the market price of the ETF’s shares and the Fund’s NAV.

Other risks of ETFs that do not apply to traditional mutual funds include the risk that: (i) an active trading market for an ETF’s shares may not develop or be maintained; (ii) the ETF may employ an investment strategy that utilizes high leverage ratios; (iii) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate; and (iv) underlying ETF shares may be de-listed from the exchange or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) may temporarily stop stock trading. In addition, purchases and redemptions of creation units primarily with cash, rather than through in-kind delivery of portfolio securities, may cause an ETF to incur certain costs. These costs could include brokerage costs or taxable gains or losses that the ETF might not have incurred if it had made redemption in-kind. These costs could be imposed on the ETF, and thus decrease the ETF’s net asset value, to the extent that the costs are not offset by a transaction fee payable by an authorized participant.

The Adviser may be subject to potential conflicts of interest in allocating the Fund’s assets to other investment companies, such as a potential conflict in selecting affiliated investment companies over unaffiliated investment companies.

Regulatory and Legal Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
●

Regulatory and Legal Risks. U.S. and non-U.S. government agencies and other regulators regularly adopt new regulations and legislatures enact new statutes that affect the investments held by the Fund, the strategies used by the Fund or the level of regulation or taxation that applies to the Fund. These statutes and regulations may impact the investment strategies, performance, costs and operations of the Fund or the taxation of its Shareholders.

Regulatory-Driven Dispositions Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
●

Regulatory-Driven Dispositions Risk. The Fund may be required to sell, reduce, hedge, unwind, or otherwise modify investments in order to avoid, cure, or mitigate potential or actual violations of legal, regulatory, or contractual requirements. Such circumstances may include, without limitation, compliance with the 1940 Act and related requirements (including, without limitation, leverage limitations, restrictions on transactions with affiliates and rules related to the use of derivatives transactions), investment concentration or diversification parameters, tax requirements applicable to RICs (including asset and income tests and distribution requirements), and covenants, eligibility criteria, borrowing base tests, performance triggers, or other requirements contained in credit facilities, warehouse or loan accumulation arrangements, securitizations, or similar financing and transactional documents.

Dispositions or restructurings undertaken for compliance reasons may need to be executed during periods of market stress or reduced liquidity, and the Fund may be unable to trade in the desired size or timeframe. These actions can result in unfavorable pricing, wider bid/ask spreads, higher transaction costs, and realized losses. Compliance-driven sales can also alter the Fund’s risk profile by changing sector, issuer, or factor exposures, increasing concentration in remaining assets, or otherwise heightening volatility.

Such actions may have adverse tax and distribution consequences, including the acceleration of gains, limitations on the use of losses, or changes to the timing and character of distributions. To address compliance requirements, the Fund may be required to raise cash quickly, which could lead to the sale of more liquid or higher-quality assets first, potentially leaving a less liquid or riskier mix of holdings and compounding the effects of market volatility. Borrowings used to meet liquidity needs would increase expenses and may negatively affect shareholders who do not tender in repurchase offers.

Interest Rate Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
●

Interest Rate Risk. The Fund is subject to interest rate risk, which is the risk that the value of fixed-income instruments and other interest rate–sensitive securities held by the Fund will change in response to changes in prevailing interest rates. Generally, when interest rates rise, the values of fixed-rate securities and portfolios with longer average duration decline, and when interest rates fall, the values of such securities generally rise. The value of longer-term securities tends to fluctuate more in response to interest rate changes than the value of shorter-term securities. Changes in interest rates may also affect the ability of borrowers underlying the Fund’s investments to meet their payment or refinancing obligations, which could reduce the Fund’s net investment income and distributions to shareholders. Interest rate movements may lead to increased volatility and potential losses, and may also impact the Fund’s ability to meet its investment objectives. Declines in the value of fixed-income securities could adversely impact the Fund’s net asset value, and may also affect the Fund’s liquidity if significant shareholder redemptions or repurchase requests occur during periods of rising rates or declining bond prices. Additionally, if the Fund borrows money to finance shareholder redemptions, the interest on such borrowings will increase Fund expenses and reduce any net investment income, further impacting remaining shareholders.

To mitigate exposure to interest rate changes, the Fund may use hedging strategies, such as interest rate swaps, interest rate futures, and/or interest rate options. However, there is no guarantee these hedges will be implemented or, if implemented, will successfully mitigate the impact of interest rate changes on the Fund’s portfolio.

Business Contact [Member]
Cover [Abstract]
Entity Address, Address Line One	520 Madison Avenue
Entity Address, Address Line Two	42nd Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022
Contact Personnel Name	Clayton DeGiacinto
Institutional Shares
Fee Table [Abstract]
Sales Load [Percent]	0.00%	[1]
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	0.00%
Management Fees [Percent]	1.25%
Distribution/Servicing Fees [Percent]	0.00%
Acquired Fund Fees and Expenses [Percent]	0.02%
Other Annual Expenses [Abstract]
Other Annual Expense 1 [Percent]	0.00%	[2]
Other Annual Expenses [Percent]	1.89%	[3]
Net Expense over Assets [Percent]	3.16%
Expense Example, Year 01	$ 32
Expense Example, Years 1 to 3	97
Expense Example, Years 1 to 5	165
Expense Example, Years 1 to 10	$ 346
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]	Institutional Shares
Outstanding Security, Held [Shares] | shares	0
Outstanding Security, Not Held [Shares] | shares	19,804,194.24
Class A Shares
Fee Table [Abstract]
Sales Load [Percent]	2.50%	[1]
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	1.50%	[4]
Management Fees [Percent]	1.25%
Distribution/Servicing Fees [Percent]	0.75%	[5]
Acquired Fund Fees and Expenses [Percent]	0.02%
Other Annual Expenses [Abstract]
Other Annual Expense 1 [Percent]	0.00%	[2]
Other Annual Expenses [Percent]	2.16%	[3]
Net Expense over Assets [Percent]	4.18%
Expense Example, Year 01	$ 42
Expense Example, Years 1 to 3	127
Expense Example, Years 1 to 5	213
Expense Example, Years 1 to 10	$ 435
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]	Class A Shares
Outstanding Security, Held [Shares] | shares	0
Outstanding Security, Not Held [Shares] | shares	1,120,321.03

[1]	Institutional Shares are not subject to front-end sales charges. The table assumes the maximum sales load is charged. While neither the Fund nor the Fund’s distributor impose an initial sales charge on Institutional Shares, if you buy Institutional Shares through certain financial firms, they may directly charge you transaction or other fees in such amount as they may determine. Please consult your financial firm for additional information.
[2]	The Adviser has contractually agreed to waive its fees and/or reimburse certain expenses (inclusive of organizational and offering costs, but exclusive of any taxes, interest on borrowings, dividends on securities sold short, brokerage commissions, 12b-1 fees, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization and extraordinary expenses) to limit the Fund’s Total Annual Fund Operating Expenses after Fee Waiver/Expense Reimbursement to 2.00% of the Fund’s average daily net assets (the “Expense Limit”) through February 28, 2027. The Expense Limit excludes certain expenses and, consequently, the Fund’s Total Annual Fund Operating Expenses after Fee Waiver/Expense Reimbursement may be higher than the Expense Limit. The contractual waiver and expense reimbursement may be changed or eliminated at any time by the Board of Trustees, on behalf of the Fund, upon 60 days’ written notice to the Adviser. The contractual fee waiver and expense reimbursement may not be terminated by the Adviser without the consent of the Board of Trustees. The Adviser may recoup from the Fund any waived amount or reimbursed expenses pursuant to this agreement if such recoupment does not cause the Fund to exceed the current Expense Limit or the Expense Limit in place at the time of the waiver or reimbursement (whichever is lower) and the recoupment is made within three years after the end of the month in which the Adviser incurred the expense.
[3]	Other expenses are estimated for the current fiscal year based on actual expenses from the fiscal year ended October 31, 2025.
[4]	A contingent deferred sales charge (“CDSC”) of 1.50% may be assessed on Class A Shares purchased without a sales charge if they are repurchased before the first day of the month of the eighteen-month anniversary in which the purchase falls.
[5]	Class A Shares are subject to an ongoing distribution and shareholder servicing fee (the “Distribution and Servicing Fee”) that will accrue at an annual rate equal to 0.75%. 0.25% of the fee is a shareholder service fee and the remaining portion is a distribution fee. See “Plan of Distribution.”